As filed with the Securities and Exchange Commission on November 13, 2009

1933 Act Registration File No. 333-_____

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

[      ]                                                     Pre-Effective Amendment No.                                                                             ___
[      ]                                                    Post-Effective Amendment No.                                                                            ___

(Check appropriate box or boxes.)

FORUM FUNDS
(Exact Name of Registrant as Specified in Charter)

Three Canal Plaza, Suite 600
Portland, Maine 04101
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code:  (207) 347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006
(Name and Address of Agent for Service)

Copy to:
David L. Faherty, Esq.
Atlantic Fund Administration, LLC
Three Canal Plaza
Portland, ME 04101

Approximate Date of Proposed Public Offering: As soon as practicable after the Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing will become effective on December 13, 2009 pursuant to Rule 488.

Title of Securities Being Registered: Investor Shares of Lou Holland Growth Fund, a series of the Registrant

No filing fee is due because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of securities.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Letter to Shareholders

Notice of Special Meeting

Questions and Answers

Part A - Proxy Statement and Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

THE LOU HOLLAND TRUST
Lou Holland Growth Fund

One North Wacker Drive
Suite 700
Chicago, Illinois 60606

December 13, 2009

To the Shareholders:

A Special Meeting of Shareholders of the Lou Holland Growth Fund (the “Fund”), the sole series of The Lou Holland Trust (the “Trust”), is to be held at 10:00 a.m. Central Time on Friday, January 22, 2010, at One North Wacker Drive, Suite 700, Chicago, Illinois 60606.  A Combined Proxy Statement and Prospectus regarding the meeting, a proxy card for your vote at the meeting and a postage-prepaid envelope in which to return your proxy card are enclosed.

At the meeting, you will be asked to vote on a proposal to reorganize the Fund into the Lou Holland Growth Fund (the “New Fund”), a newly created series of the Forum Funds (“Forum”) that is designed to be substantially similar from an investment perspective to the Fund.

The Board of Trustees of the Trust unanimously recommends that the shareholders vote in favor of the proposed reorganization, the primary purpose of which is to move the Fund to the Forum Family of Funds.  The Board believes that the reorganization will offer a number of benefits to the Fund’s shareholders.  In addition, the reorganization will:
  Reduce the amount the Fund’s investment adviser, Holland Capital Management LLC (“Adviser”), subsidizes the expenses of the Fund, which will in turn provide continuity of management for the Fund.
  Make available quality fund administration and shareholder service providers that are part of the umbrella of service providers shared by the Forum Funds, including the administrator, fund accountant, transfer agent, custodian and distributor.
  Position the Fund for growth in today’s competitive environment by permitting the New Fund to implement distribution and service fees.
The reorganization will move the Fund from the Trust to a series of another Delaware statutory trust.  As a result of the reorganization, the Fund will operate under the supervision of a different board of trustees and the Trust will be terminated.  The portfolio managers who are primarily responsible for managing a substantial portion of the Fund will remain the same.  The Adviser will continue to serve as adviser to the New Fund and will provide the same advisory services and day-to-day management to the New Fund as those currently being provided to the Fund.

On or about November 30, 2009, there is expected to be a change of control in the ownership of the Adviser.  Upon the closing of this transaction the Adviser will be 100% employee- owned and will continue to be qualified as a Minority Business Enterprise.

The reorganization will not result in any increase in the advisory fees paid to the Adviser.  Although the overall total operating expenses of the New Fund will not increase at a minimum for three years due to a cap on expenses, the New Fund will be permitted to implement distribution and service fees.

If Fund shareholders approve the reorganization, it will take effect on or about January 29, 2010.  At that time, the shares you currently own in the Fund would, in effect, be exchanged on a tax-free basis for Investor Shares of the New Fund with the same aggregate value.  No sales load, commission or other transactional fee will be imposed on shareholders in connection with the tax-free exchange of their shares.

Detailed information about the proposal is contained in the enclosed materials.  Whether or not you plan to attend the meeting in person, we need your vote.  Once you have decided how you will vote, please promptly complete, sign, date and return the enclosed proxy card or vote by telephone or internet.  If you have any questions regarding the proposal to be voted on, please do not hesitate to call (800) 295-2779.

Your vote is very important to us. Thank you for your response and for your continued investment in the Lou Holland Growth Fund.

Respectfully,

Monica L. Walker President	JoAnn Sannasardo Lilek Chair of the Board of Trustees

THE LOU HOLLAND TRUST
Lou Holland Growth Fund

One North Wacker Drive
Suite 700
Chicago, Illinois 60606

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD JANUARY 22, 2010.

To the Shareholders of the Lou Holland Growth Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Lou Holland Growth Fund (the “Fund”), the sole series of The Lou Holland Trust (“Trust”), will be held at the principal executive office of the Trust, located at One North Wacker Drive, Suite 700, Chicago, Illinois 60606, on Friday, January 22, 2010 at 10:00 a.m. Central Time.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Lou Holland Growth Fund (the “New Fund”), a newly created series of Forum Funds (“Forum”), in exchange for (a) Investor Shares of the New Fund, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund, and (b) the New Fund’s assumption of all of the liabilities of the Fund.  Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof.

Holders of record of the shares of beneficial interest in the Fund as of the close of business on December 1, 2009, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business or the vote required to approve any proposal is not obtained at the Special Meeting, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares present in person or by proxy at the session of the Special Meeting to be adjourned. The persons named as proxies on the enclosed proxy card will vote FOR any such adjournment those proxies that they are entitled to vote in favor of the proposal for which further solicitation of proxies is to be made. They will vote AGAINST any such adjournment those proxies required to be voted against such proposal.

By order of the Board of Trustees,
Laura J. Janus, Secretary
December 13, 2009

IMPORTANT — We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote through the internet, by visiting the website address on your proxy card, or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Fund the necessity of further solicitations to ensure a quorum at the Special Meeting. If you can attend the Special Meeting and wish to vote your shares in person at that time, you will be able to do so.

LOU HOLLAND GROWTH FUND

The Lou Holland Trust
One North Wacker Drive
Suite 700
Chicago, Illinois 60606

 QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT!

Dated: December 13, 2009

Question:  What is this document and why did you send it to me?

Answer:  The attached document is a proxy statement for the Lou Holland Growth Fund (“Fund”), the sole series of The Lou Holland Trust (“Trust”), and a prospectus for the Investor Shares of a newly created series of the Forum Funds (“Forum”), the Lou Holland Growth Fund (“New Fund”).  The purposes of the Combined Proxy Statement and Prospectus are to (1) solicit votes from shareholders of the Fund to approve the proposed reorganization of the Fund into the New Fund (“Reorganization”) as described in the Agreement and Plan of Reorganization (“Plan”) and (2) provide information regarding the Investor Shares of the New Fund.

The Combined Proxy Statement and Prospectus contains information that shareholders of the Fund should know before voting on the Reorganization.  It should be retained for future reference.

Question:  What is the purpose of the Reorganization?

Answer:  The primary purpose of the Reorganization is to move the Fund to the Forum Family of Funds.  The Fund currently operates as the sole series of a stand-alone investment company.  As such, the Trust retains a number of service providers that provide the Fund with custody, administration, accounting, transfer agency, and compliance services (collectively, “Third Party Service Arrangements”).  Holland Capital Management LLC (“Adviser”), the investment adviser to the Fund, currently subsidizes the expenses of the Fund in the form of fee reductions and/or expense reimbursements in order to maintain the Fund’s operating expenses at competitive levels.  The Adviser is seeking to reduce these subsidies, which will allow it to continue to provide continuity of management responsible for the Fund's 13-year performance record.  The Adviser believes that it, the Fund and its shareholders can benefit from the umbrella of Forum, a multiple series trust that shares a board of trustees and utilizes designated Third Party Service Arrangements in common with more than 27 other Forum Funds.  The Forum umbrella allows series such as the Fund to realize economies of scales in its operating costs incurred through the Third Party Service Arrangements as well in its general costs of operating a registered investment company, such as those of the Board, audit and legal fees.

The reduced operating costs will (1) allow the Adviser to reduce its subsidies of the New Fund and (2) seek to position the New Fund for growth in today’s competitive environment by permitting the New Fund to implement distribution and service fees without initially increasing the net operating expenses of the New Fund for at least three years.  The Adviser believes that such fees will permit the Fund to expand its distribution and shareholder services, potentially assisting with the growth of the New Fund’s assets.  The Adviser, therefore, recommends that the Fund be reconstituted as a series of Forum.

Question:  How will the Reorganization work?

Answer:  In order to reconstitute the Fund as a series of Forum, a substantially similar fund, referred to as the “New Fund,” has been created as a new series of Forum.  If shareholders of the Fund approve the Plan, the Fund will transfer all of its assets to the New Fund in return for Investor Shares of the New Fund and the New Fund’s assumption of the Fund’s liabilities.  The Fund will then distribute the shares it receives from the New Fund to its shareholders.  Shareholders of the Fund will become shareholders of the New Fund’s Investor Shares, and immediately after the Reorganization each shareholder will hold the same number of Investor Shares of the New Fund, with the same net asset value per share and total value, as the Fund shares he or she held immediately prior to the Reorganization.  Subsequently, the Fund will be liquidated and the Trust will be dissolved.

Please refer to the Combined Proxy Statement and Prospectus for a detailed explanation of the proposal.  If the Plan is approved by shareholders of the Fund at the Special Meeting of Shareholders (“Special Meeting”), the Reorganization presently is expected to be effective on or about January 29, 2010.

Question:  How will this affect me as a shareholder?

Answer:  You will become a shareholder of the New Fund.  There will be no sales charges or redemption fees applied in connection with the Reorganization.  The new shares that you receive will have a total net asset value equal to the total net asset value of the shares you hold in the Fund as of the closing date of the Reorganization.  The Reorganization will not affect the value of your investment at the time of the Reorganization, and your interest in the Fund will not be diluted.  The Reorganization is expected to be tax-free to the Fund and its shareholders.  The New Fund will be managed in the same way as the Fund by the same portfolio managers who are primarily responsible for the day-to-day management of the Fund.  The primary differences between the Fund and the New Fund will be (1) the service providers that provide Third Party Service Arrangements (i.e., custody, administrative, transfer agent, fund accounting, compliance services and other general support services) to the New Fund, (2) the New Fund will be a series of Forum instead of a series of the Trust, (3) the New Fund will have a different board of trustees than the Fund, (4) the Investor Shares of the New Fund will be permitted to implement a distribution and shareholder servicing fee of up to 0.25% of the class’ average daily net assets to promote sales of New Fund shares, assist with the growth of New Fund assets and provide certain shareholder services, and (5) the investment limitations of the New Fund are in line with current industry practices, thus, modernizing the Fund’s current limitations.  You will receive shares of the Investor Shares of the New Fund equal in value as of the Reorganization closing date to shares of the Fund you currently hold.

Question:  Who will manage the New Fund?

Answer:  The portfolio managers who are primarily responsible for the day-to-day investment management of the Fund will continue to manage the New Fund. The Adviser will serve as the adviser for the New Fund; however, prior to the closing date of the Reorganization, there is expected to be a change of control in the ownership of the Adviser.  The current employee-owners, along with other key employees of the firm will acquire Louis A. Holland’s 90% voting ownership interest in the Adviser (the “Adviser Transaction”).  Mr. Holland, the founder of the Adviser, retired in February of 2008 and is no longer active in the operations of the Adviser.  Upon the closing of this transaction the Adviser will be 100% employee- owned and will continue to be qualified as a Minority Business Enterprise.  The Adviser Transaction will constitute a change of control of the Adviser that will terminate the current investment advisory agreement between the Trust and the Adviser on behalf of the Fund.  In anticipation of the possible termination of the current investment advisory agreement, the Board of Trustees of the Trust, at its October 29, 2009 meeting, reviewed, discussed and approved an Interim Investment Management and Administration Agreement (the “Interim Agreement”), which is substantially identical to the current investment advisory agreement.  The Interim Agreement will go into effect only upon the automatic termination of the current investment advisory agreement resulting from the transfer of control discussed above.

Question:  How will the Reorganization affect the fees and expenses I pay as a shareholder of the Fund?

Answer:  Because the Adviser has contractually agreed to limit for three years the total annual operating expenses of the New Fund’s Investor Shares at 1.35% of their average daily net assets, which is the current cap for the Fund, your expenses will not increase initially as a result of the Reorganization.  The operating expenses of the Fund based on its assets as of June 30, 2009, are 1.76% of its average daily net assets.  The projected total annual operating expenses for the Investor Shares based on the same asset levels are 1.83% of their average daily net assets.  In addition, shareholders may not benefit initially from any reduction in operating expenses that likely will result from the consolidated service providers of Forum due to the implementation of distribution and services fees of up to 0.25% of the average daily net assets of the New Fund’s Investor Shares.  As a result, any reductions in fund operating expenses until such expenses fall below 1.35% will benefit the Adviser because they will reduce the amount the Adviser subsidizes the Fund’s expenses through fee waiver or reimbursements.

2

Question:  What purpose do the distribution and service fees the New Fund will implement serve?

Answer:  The New Fund will implement a distribution and service fee of up to 0.25% of the average daily net assets of the New Fund’s Investor Shares class.  However, to the extent that the New Fund’s total annual operating expenses attributable to the Investor Shares exceed 1.35%, the Adviser will waive its fees or cover the additional expenses of the Investor Shares class of the New Fund.

These distribution and service fees will serve to pay certain marketing and distribution related expenses incurred by the New Fund as well as the costs of certain shareholder services.  The Adviser and the Board believe that such fees could benefit shareholders by helping to preserve, or even increase, the asset levels of the New Fund, which in turn could help maintain or lower the overall expense ratio of the Investor Shares class of the New Fund.  The asset level of the New Fund is, of course, also affected by the New Fund’s investment performance, and there can be no guaranty that marketing and distribution activities will lead to growth of the New Fund’s assets.  The Adviser also may benefit from the imposition of such fees because the New Fund will pay for certain of the distribution and service fees that the Adviser otherwise would have paid.

Question:  Will the Reorganization result in any taxes?

Answer:  We expect that neither the Fund nor its shareholders will recognize any gain or loss for federal income tax purposes as a direct result of the Reorganization, and expect to receive a tax opinion confirming federal income tax treatment.

Question:  Will I be charged a sales charge or contingent deferred sales charge (CDSC) as a result of the Reorganization?

Answer:  No sales charge, CDSC or redemption fees will be imposed to any shareholders as a result of the Reorganization.

Question:  Why do I need to vote?

Answer:  Your vote is needed to ensure that a quorum and sufficient votes are present at the Special Meeting so that the proposal can be acted upon. Your immediate response on the enclosed Proxy Card will help prevent the need for any further solicitations for a shareholder vote, which will result in additional expenses.  Your vote is very important to us regardless of the number of shares you own.

3

Question:  How does the Board recommend that I vote?

Answer:  After careful consideration and upon recommendation of the Adviser, the Board unanimously recommends that shareholders vote “FOR” the Plan.

Question:  Who is paying for expenses related to the Special Meeting and the Reorganization?

Answer:  The Adviser and Atlantic Fund Administration, LLC will pay all costs relating to the Reorganization, including the costs relating to the Special Meeting and the Combined Proxy Statement and Prospectus.  The Fund will not incur any expenses in connection with the Reorganization.

Question:  What will happen if the Plan is not approved by shareholders?

Answer:  If shareholders of the Fund do not approve the Plan, the Fund will not be reorganized into the New Fund.  The Board will meet to consider other alternatives to the Plan, such as merger, sale or liquidation of the Fund.

Question:  How do I vote my shares?

Answer:  You can vote your shares by mail, telephone or internet by following the instructions on the enclosed proxy card.

Question:  Who do I call if I have questions?

Answer:  If you have any questions about the proposal or the proxy card, please call the Fund toll-free at 1-800-295-9779.

 4

COMBINED PROXY STATEMENT AND PROSPECTUS

December 13, 2009

FOR THE REORGANIZATION OF

Lou Holland Growth Fund,
the sole series of The Lou Holland Trust
One North Wacker Drive, Suite 700
Chicago, Illinois 60606

INTO

Lou Holland Growth Fund,
a series of Forum Funds
Three Canal Plaza, Suite 600
Portland, ME 04101
207-347-2090

_________________________________________

This Combined Proxy Statement and Prospectus (this “Proxy Statement”) is being sent to you in connection with the solicitation of proxies by the Board of Trustees of The Lou Holland Trust (the “Trust”) for use at a Special Meeting of Shareholders (the “Special Meeting”) of the Lou Holland Growth Fund, the sole series of the Trust (the “Fund”), managed by Holland Capital Management LLC (the “Adviser”), at the principal executive offices of the Trust located at One North Wacker Drive, Suite 700, Chicago, Illinois 60606  on Friday, January 22, 2010 at 10:00 a.m., Central Time.  At the Special Meeting, shareholders of the Fund will be asked:

1.      To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets of the Fund to the Lou Holland Growth Fund (the “New Fund”), a newly created series of Forum Funds (“Forum”), in exchange for (a) Investor Shares of the New Fund equal in number and value to the Fund’s shares, which would be distributed pro rata by the Fund to the holders of its shares in complete liquidation of the Fund, and (b) the New Fund’s assumption of all of the liabilities of the Fund (collectively, the “Reorganization”); and

2.      To transact such other business as may properly come before the Special Meeting or any adjournments thereof.

This Proxy Statement sets forth the basic information you should know before voting on the proposal.  You should read it and keep it for future reference.  Additional information relating to this Proxy Statement is set forth in the Statement of Additional Information dated December 13, 2009, which also is incorporated by this reference into this Proxy Statement.  The Statement of Additional Information is included as Part B to this Proxy Statement.  The Fund expects that this Proxy Statement will be mailed to shareholders on or about December 22, 2009.

The Fund is the sole series of the Trust, an open-end management investment company registered with the Securities and Exchange Commission (the “SEC”) and organized as a Delaware statutory trust.  The New Fund is a newly created series of Forum, also an open-end management investment company registered with the SEC and organized as a Delaware statutory trust.

The following Fund documents have been filed with the SEC and are incorporated by this reference into this Proxy Statement (that means that these documents are considered legally to be part of this Proxy Statement):

•	Prospectus and Statement of Additional Information of the Fund, each dated May 1, 2009; and

•	Semi-Annual Report to Shareholders of the Fund, dated June 30, 2009, and Annual Report to Shareholders of the Fund, dated December 31, 2008.

The Fund’s Prospectus dated May 1, 2009 and Annual Report to Shareholders for the fiscal year ended December 31, 2008, containing audited financial statements, have been previously mailed to shareholders.  Copies of these documents are available upon request and without charge by writing to the Trust or by calling (800) 295-9779.

Because the New Fund has not yet commenced operations as of the date of this Proxy Statement, no annual or semi-annual report is available for the New Fund at this time.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES NOR HAS IT PASSED ON THE ACCURACY OR ADEQUACY OF THIS COMBINED PROXY STATEMENT AND PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

The shares offered by this Proxy Statement are not deposits or obligations of any bank, and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  An investment in the New Fund involves investment risk, including the possible loss of principal.

TABLE OF CONTENTS

I. PROPOSAL – TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION	1
A. OVERVIEW	1
B. REASONS FOR THE REORGANIZATION	1
C. BOARD CONSIDERATIONS	2
D. COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE FUNDS	4
E. COMPARISON OF PRINCIPAL RISKS	7
F. COMPARISON OF THE FUNDS’ INVESTMENT RESTRICTIONS AND LIMITATIONS	8
G. COMPARISON OF FEES AND EXPENSES	16
H. PERFORMANCE INFORMATION	17
I. COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES	19
J. KEY INFORMATION ABOUT THE PROPOSAL	20
1. SUMMARY OF THE PROPOSED REORGANIZATION	20
2. DESCRIPTION OF THE NEW FUND’S SHARES	21
3. FEDERAL INCOME TAX CONSEQUENCES	21
4. COMPARISON OF FORMS OF ORGANIZATION AND SHAREHOLDER RIGHTS	22
5. CAPITALIZATION	23
K. ADDITIONAL INFORMATION ABOUT THE NEW FUND	23
1. INVESTMENT ADVISER	23
2. OTHER SERVICE PROVIDERS	24
3. TAX CONSIDERATIONS	24
4. PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES	24
II. VOTING INFORMATION	24
A. RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED	24
B. HOW TO VOTE	25
C. PROXIES	25
D. QUORUM AND ADJOURMENTS	26
E. EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”	26
F. SOLICITATION OF PROXIES	26
III. OTHER INFORMATION	26
A. OTHER BUSINESS	26
B. NEXT MEETING OF SHAREHOLDERS	27
C. LEGAL MATTERS	27
D. INFORMATION FILED WITH THE SEC	27
APPENDIX A FORM OF AGREEMENT AND PLAN OF REORGANIZATION	A-1
APPENDIX B OWNERSHIP OF SHARES OF THE FUND	B-1
APPENDIX C VALUATION, PURCHASE, REDEMPTION AND TAX INFORMATION FOR THE NEW FUND	C-1
APPENDIX D FINANCIAL HIGHLIGHTS OF THE NEW FUND	D-1

I.           PROPOSAL – TO APPROVE THE AGREEMENT AND

PLAN OF REORGANIZATION

A.	OVERVIEW

The Board of Trustees of the Trust (the “Board”), including all the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust, proposes that the Fund reorganize into the New Fund and that each Fund shareholder become a shareholder of the New Fund.  The Board considered the Reorganization at its regularly scheduled Board meeting held on August 6, 2009 and at special Board meetings held on September 9 and 13, 2009.  The Board believes that the Reorganization is in the best interests of the Fund and its shareholders.

In order to reorganize the Fund into a series of Forum, a substantially similar fund, referred to as the “New Fund,” has been created as a new series of Forum.  If the shareholders of the Fund approve the Agreement, the Reorganization will have three primary steps:

           *           First, the Fund will transfer all of its assets to the New Fund in exchange solely for voting Investor Shares of the New Fund and the New Fund’s assumption of all of the Fund’s liabilities;

           *           Second, each shareholder of the Fund will receive a pro rata distribution of those Investor Shares; and

           *           Third, the Fund and the Trust will subsequently terminate.

Approval of the Agreement will constitute approval of the transfer of the Fund’s assets, the assumption of its liabilities, the distribution of the New Fund’s Investor Shares and termination of the Fund and the Trust.  The Investor Shares issued in connection with the Reorganization will have an aggregate net asset value equal to the net value of the assets of the Fund transferred to the New Fund.  The value of a Fund shareholder’s account with the New Fund immediately after the Reorganization will be the same as the value of such shareholder’s account with the Fund immediately prior to the Reorganization.  No sales charge or fee of any kind will be charged to the Fund’s shareholders in connection with the Reorganization.

The Trust believes that the Reorganization will constitute a tax-free reorganization for federal income tax purposes.  The Trust and Forum will receive an opinion from tax counsel to Forum substantially to such effect.  Therefore, shareholders should not recognize any gain or loss on Fund shares for federal income tax purposes as a direct result of the Reorganization.

B.	REASONS FOR THE REORGANIZATION

The primary purpose of the Reorganization is to move the Fund to the Forum Family of Funds.  The Fund currently operates as the sole series of a stand-alone investment company.  As such, the Trust retains a number of service providers that provide the Fund with custody, administration, accounting, transfer agency, and compliance services (collectively, “Third Party Service Arrangements”).  The Adviser currently subsidizes the expenses of the Fund in the form of fee reductions and/or expense reimbursements in order to maintain the Fund’s operating expenses at competitive levels.  The Adviser is seeking to reduce these subsidies, which will in turn provide continuity of management for the Fund.  The Adviser believes that it, the Fund and its shareholders can benefit from the umbrella of Forum, a multiple series trust that shares a board of trustees with 27 other funds and utilizes designated Third Party Service Arrangements.  The Forum umbrella allows series such as the Fund to realize economies of scales in its operating costs incurred through the Third Party Service Arrangements as well in its general costs of operating a registered investment company, such as those of the Board, audit and legal fees.  The Adviser believes that such economies of scale will reduce the amount of the subsidy that is provided by the Adviser in order to maintain the Fund’s operating expenses at competitive levels, enabling the Adviser to operate the Fund at a profit.  The Adviser, therefore, recommends that the Fund be reconstituted as a series of Forum.

1

Currently, Third Party Service Arrangements are provided to the Fund by U.S. Bank, N.A.  (custody), Jackson Fund Services (administration and fund accounting), U.S. Bancorp Fund Services, LLC (transfer agent), and Foreside Distribution Services, L.P. (distribution).  Third Party Service Arrangements are provided to the New Fund by Union Bank, N.A. (custody), Atlantic Fund Administration, LLC (“Atlantic”) (administration, compliance, fund accounting and transfer agency), and Foreside Fund Services, LLC (distribution).  Foreside Fund Services, LLC, a parent company of Foreside Distribution Services, L.P., will provide distribution services to the New Fund.

The reduced operating costs will allow the Adviser to position the New Fund for growth in today’s competitive environment by permitting the New Fund to implement distribution and service fees without initially increasing the net operating expenses of the New Fund.  The Adviser believes that such fees will permit the Fund to expand its distribution and shareholder services, potentially assisting with the growth of the New Fund’s assets.

Although the New Fund will implement shareholders distribution and service fees, net operating expenses of the New Fund will not increase initially following the Reorganization due to an agreement between the Adviser and the New Fund pursuant to which the Adviser has agreed to limit total operating expenses attributable to the New Fund’s Investor Shares class at 1.35% of its net assets (which is the current expense cap of the Fund) for a period of three years after the Reorganization.  If the assets of the New Fund grow, its total expenses could fall below current expense caps and Fund shareholders would experience lower overall expenses.

C.	BOARD CONSIDERATIONS

Based upon its evaluation of the relevant information presented to it, and in light of its fiduciary duties under federal and state law, the Board, including all trustees who are not “interested persons” under the 1940 Act, has determined that the Reorganization is in the best interests of the Fund and its shareholders, and that the interests of existing shareholders of Fund will not be diluted as a result of the Reorganization.

In approving the proposed Reorganization, subject to shareholder approval, the Board considered the efforts of Holland Capital Management LLC (the “Adviser” or “Holland”) in seeking to manage the Fund’s operating expenses and grow the assets of the Fund.  The Board noted its discussions with management regarding the long-term viability of the Fund and the options available to develop and implement a plan to grow the assets of the Fund.  In this regard, the Board reviewed the efforts of the Adviser to find a course of action that would be in the best interests of the Fund and its shareholders, including reorganizing into a multiple series trust such as Forum, merging the Fund into another fund, and the possibility of liquidating the Fund.  The Board noted that the Adviser is finding it difficult to continue to subsidize the Fund’s operating expenses and to operate the Fund at a loss.  The Board further noted that the Adviser views the reorganization into a multiple series that as a way to reduce Fund expenses, allocate resources to growing the Fund in an effort to realize economies of scale and continue the Adviser’s long performance record.

2

The Board considered the following matters, among others, in approving the proposal:

The Terms and Conditions of the Reorganization.  The Board approved the terms of the Agreement, and, in particular, the requirement that the transfer of assets be in exchange for Investor Shares of the New Fund and the New Fund’s assumption of the Fund’s liabilities.  The Board also took note of the fact that no sales charges would be imposed in connection with the Reorganization.  The Board also noted that the Reorganization would be submitted to the Fund’s shareholders for approval.

Lack of Dilution to Shareholder Interests.  The Board considered that the Reorganization would not result in a dilution of shareholder interests.

Expenses Relating to Reorganization.  The Board noted that the Adviser and Atlantic will bear the costs associated with the Reorganization, Special Meeting, and solicitation of proxies, including the expenses associated with preparing and filing the registration statement that includes this Proxy Statement and the cost of copying, printing and mailing proxy materials.

Relative Expense Ratios and Continuation of Cap on Expenses.  The Board reviewed information regarding comparative expense ratios (current and pro forma expense ratios are set forth in the “Comparison of Fees” section below).  The Board noted that the Adviser has agreed to maintain the current cap on total operating expenses for the Investor Shares of the New Fund for three years.  Thus, the net total operating expense ratio for the New Fund (after waiver and/or reimbursement) is expected to be equal to that of the Fund.

Economies of Scale. The Board considered the potential of both the New Fund and the Adviser to experience economies of scale as a result of its being a series of Forum, concluding that the structure would benefit shareholders as the New Fund grows.

Distribution and Service Fees by New Fund.  The Board considered that the New Fund will implement distribution and services fees of 25 basis points on Fund Investor Share assets.  The Board noted the potential benefits to shareholders by helping to preserve, or even increase, the asset levels of the New Fund, which in turn could help maintain or lower the overall expense ratio of the Investor Shares class of the New Fund, however, the distribution and services fees will increase the gross total operating expenses ratios for the Investor Shares of the New Fund.

Compatibility of Investment Objectives, Policies and Restrictions. The Board concluded that the investment objectives and investment strategies are identical and that the investment restrictions of the Fund have been modernized and simplified by the New Fund.

The Experience and Expertise of the Investment Adviser. The Board noted that the Adviser has advised the Fund since 1996,  will remain as the investment adviser to the New Fund and will continue to be qualified as a Minority Business Enterprise, notwithstanding the pending change of control of the Adviser before the Reorganization is effected. .  The Board also considered that the portfolio managers that are primarily responsible for substantially all of the day-to-day management of the New Fund will continue to manage the New Fund.

Benefit to Adviser.  The Board considered that the Adviser would likely benefit from the Reorganization by reducing the extent to which the Adviser (1) waives its fees or reimburses Fund expenses to maintain the cap on New Fund total operating expenses because the total operating expenses of the New Fund are estimated to be lower than the Fund before giving effect to the cap and (2) pays from its own resources all costs associated with third-party platform agreements because the New Fund will implement a 0.25% fee for distribution and shareholder services.  The Board recognized that these benefits will enable the Adviser to reduce the amount it subsidizes the operating expenses of the New Fund.

3

Assumption of Liabilities. The Board took note of the fact that, under the Agreement, the New Fund would assume all of the liabilities of the Fund.

Tax Consequences.  The Board considered that the Reorganization is expected to be free from federal income tax consequences.

Shareholder Liabilities and Rights.  The Board concluded that there would be no substantial change in potential shareholder liability or in shareholder rights.

Based on the Adviser’s recommendation, the Board approved the Reorganization, subject to approval by shareholders of the Fund and the solicitation of the shareholders of the Fund to vote “FOR” the approval of the Agreement and Plan of Reorganization (the “Plan”), the form of which is attached to this Proxy Statement in Appendix A.

D.	COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES AND POLICIES OF THE FUNDS

The Funds have identical investment objectives and strategies.  Although identical, the investment objective of the Fund is fundamental, which means it cannot be changed without a vote of a majority of outstanding shares of the Fund; and the investment objective of the New Fund is non-fundamental, which means it can be changed with the approval of the Board of Trustees of Forum Funds (the “Forum Board”) and without shareholder approval.  The investment objectives and strategies are presented in the table below.

The New Fund has been created as a shell series of Forum solely for the purpose of the Reorganization and will not conduct any investment operations until after the closing of the Reorganization.  Holland has reviewed the Fund’s current portfolio holdings and determined that those holdings are compatible with the New Fund’s investment objectives and policies.  As a result, Holland believes that, if the Reorganization is approved, all or substantially all of the Fund’s assets could be transferred to and held by the New Fund.

	Fund	New Fund
Investment Objectives	The Fund primarily seeks long-term growth of capital. The receipt of dividend income is a secondary consideration.	Same, although it is non-fundamental and can be changed without shareholder approval.
Investment Strategies
The Fund seeks to achieve its investment objectives by investing primarily in common stocks of mid- to large-capitalization growth companies.  In pursuing its investment objectives, the Fund maintains a diversified portfolio of equity securities of companies that the Adviser regards as high quality companies based on earnings growing faster than the general market, reasonable valuations, strong financial condition, strong management, and superior industry positions.

The Fund considers mid-capitalization and large-capitalization companies to be those having market capitalizations (number of shares outstanding multiplied by share price) within the range of the companies included in the S&P MidCap 400 Index or the Russell 1000® Index.  The market capitalizations of companies in the Fund’s portfolio and these indices change over time; the Fund will not automatically sell a stock it already owns or cease to purchase a stock just because the market capitalization of the company falls outside this range.

While the Fund invests primarily in U.S. companies, it may invest in companies that are organized in foreign countries that exhibit the growth characteristics mentioned above.
Same.

4

Temporary Defensive Strategy
The Fund may depart from its principal investment strategies in response to adverse market, economic, political, or other conditions.  During these periods, the Fund may engage in a temporary, defensive strategy that permits it to invest up to 100% of its assets in high-grade domestic and foreign money market instruments.  During periods in which the Fund employs such a temporary defensive strategy, the Fund will not be pursuing, and will not achieve, its investment objective of capital growth.

Same.
More Information About the Investment Strategies of the Funds
Equity Securities.  The Fund may also invest in equity securities other than common stocks. Other types of equity securities the Fund may acquire include preferred stocks, securities that are convertible into common stocks and readily marketable securities, such as rights and warrants, which derive their value from common stock.

Same.

Foreign Securities.  The Fund may invest in common stocks or other securities of foreign companies. These investments will be made primarily through the purchase of American Depositary Receipts (“ADRs”) and U.S. dollar-denominated securities of foreign companies listed on a U.S. securities exchange, although the Fund also may make direct market purchases of such foreign securities. ADRs are U.S. dollar-denominated certificates issued by a U.S. bank or trust company and represent the right to receive securities of a foreign company deposited in a domestic bank or foreign branch of a U.S. bank and are traded on a U.S. exchange or in an over-the-counter market.
Same.

5

Foreign Currencies.  In connection with its investments in securities of foreign companies, the Fund may from time to time hold various foreign currencies pending investment in foreign securities or conversion into U.S. dollars. The value of the assets of the Fund as measured in U.S. dollars may therefore be affected favorably or unfavorably by changes in currency exchange rates.

Same.

Options and Futures Contracts.  Options and futures contracts are types of derivative instruments. They “derive” their value from an underlying security, index or other financial instrument. The use of options and futures permits the Fund to increase or decrease the level of risk associated with its investments or to change the character of that risk. Options and futures contracts trading is a highly specialized activity that entails greater than ordinary investment risks.

The Fund may write covered call options, buy put options, buy call options and write put options on particular securities or various indices. The Fund also may invest in futures contracts and options on futures contracts. The Fund may make these investments for the purpose of protecting its assets (this is known as “hedging”) or to generate income.

Same.
Investment Adviser	Holland Capital Management LLC.	Same, although Holland will undergo a change of control prior to the Reorganization.
Portfolio Managers
The persons employed by or associated with the Adviser who are primarily responsible for the day-to-day management of the Fund’s portfolio are Monica L. Walker, Carl R. Bhathena and Laura J. Janus (the “Portfolio Managers”).  Ms. Walker and Mr. Bhathena have responsibility for the equity investments of the Fund.  Ms. Janus has primary responsibility for managing certain money market investments of the Fund.  The Portfolio Managers’ business experience for the past five years is as follows:  Ms. Walker and Ms. Janus have served as portfolio managers with respect to the Fund since its inception in 1996 and to the Adviser’s institutional and private account clients since 1991.  Ms. Walker also serves as President of the Trust.  Mr. Bhathena was named Co-Portfolio Manager on May 1, 2009.  He has served as Senior Equity Analyst at the Adviser since 1993.

Same, except Ms. Janus, who has been responsible for the fixed income investments of the Fund will not be listed as a portfolio manager of the New Fund because the Funds do not have significant money market investments.

E.	COMPARISON OF PRINCIPAL RISKS

Risk is the chance that you will lose money on your investment or that it will not earn as much as you expect.  In general, the greater the risk, the more money your investment can earn for you and the more you can lose.  Like other investment companies, the value of each Fund’s shares may be affected by its investment objectives, principal investment strategies and particular risk factors.  The principal risks of investing in the Funds are discussed below.  However, other factors may also affect each Fund’s net asset value.  There is no guarantee that a Fund will achieve its investment objectives or that it will not lose principal value.

    The main risks of investing in the Funds are substantially similar, as the investment objectives and strategies of the Funds are identical.  The New Fund has included additional risk disclosure in its registration statement to clarify for shareholders additional principal risks of investing in the Funds.

Market Risk.  The market value of a security may fluctuate, sometimes rapidly and unpredictably.  This volatility may cause a security to be worth less than what was paid for it.  Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.  Stock markets can decline for many reasons, including adverse political or economic developments, changes in investor psychology, or heavy institutional selling.  The prospects for an industry or company may deteriorate because of a variety of factors, including disappointing earnings or changes in the competitive environment.

Adviser Risk.  The strategies used by the Fund’s Investment Adviser may fail to produce the intended result.  The Investment Adviser’s assessment of companies or the securities which are purchased for the Fund may prove incorrect, resulting in losses or poor relative performance even in rising markets.

Mid-Capitalization Investing Risk.  The Fund invests primarily in stocks of mid-capitalization and large-capitalization companies.  The stocks of mid-capitalization companies may entail greater risk and their prices may fluctuate more than those of the securities of larger, more established companies.

6

Growth Company Risk.  An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer.

Common Stock and Equity Securities Risk.  Investments in common stocks in general are subject to market risks that may cause their prices to fluctuate over time. For example, the value of a company’s stock may fall as a result of factors which directly relate to that company, such as lower demand for the company’s products or services or poor management decisions. A stock’s price may also fall because of economic conditions which affect many companies, such as increases in production costs. The value of a company’s stock may also be affected by changes in financial market conditions that are not directly related to the company or its industry, such as changes in interest rates or currency exchange rates. The prices of common stocks tend to fluctuate more over time than the prices of preferred stocks or fixed income securities. Investments in common stocks and other equity securities offer greater potential for capital growth and appreciation than investments in other types of securities, but also entail greater risk of loss.  As a general matter, these other types of securities are subject to many of the same risks as common stocks.

Foreign Securities Risk.  Foreign investing, whether directly or through ADRs, involves risks not typically associated with U.S. investments including increased volatility due to adverse political, regulatory and economic factors. Currency and exchange rates may have a negative effect on valuation. Foreign markets are often less liquid and lack current publicly available information due to different reporting standards. There may be tax and accounting issues as well as settlement difficulties. Owning foreign securities may cause the Fund’s share price to fluctuate more than if it held only domestic securities.

Options and Futures Contracts Risks.  The risks related to the use of options and futures contracts include:  (i) the correlation between movements in the market price of the Fund’s investments (held or intended for purchase) being hedged and movements in the price of the futures contract or option may be imperfect, (ii) possible lack of a liquid secondary market for closing out options or futures positions, (iii) the need for additional portfolio management skills and techniques, and (iv) losses due to unanticipated market movements.

F.	COMPARISON OF THE FUNDS’ INVESTMENT RESTRICTIONS AND LIMITATIONS

Although the investment restrictions and limitations of the Funds are substantially similar, there are certain differences between the Funds highlighted in the table below.

All of the Fund’s investment policies noted in the table below are fundamental limitations, which may not be changed without a vote of the majority of the outstanding securities of the Fund.  The New Fund, however, has sought to modernize the fundamental investment restrictions of the Fund.  As a result, the New Fund has either deleted or made certain fundamental investment limitations that are highly unlikely to have a bearing on the day-to-day management of Fund assets into non-fundamental investment limitations, which may be changed without shareholder approval.  Each investment restriction and limitation for a Fund may be found in its respective Statements of Additional Information (“SAIs”).

Policy	Fundamental Investment Policy		Differences
	Fund	New Fund
Diversification
The Fund may not make an investment unless 75% of the value of the Fund’s total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities.  For purposes of this restriction, the purchase of “other securities” is limited so that no more than 5% of the value of the Fund’s total assets would be invested in any one issuer.  As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized.
		Same policy.	None.

7

Industry Concentration
The Fund may not invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements.  For purposes of this restriction, the Fund will not consider “cash items” to include certificates of deposit or other bank obligations.
	Same policy.	None.
Senior Securities and Borrowing
The Fund may not issue any class of securities senior to any other class of securities, although the Fund may borrow from a bank for temporary, extraordinary or emergency purposes or through the use of reverse repurchase agreements.  The Fund may borrow up to 15% of the value of its total assets in order to meet redemption requests.  No securities will be purchased when borrowed money exceeds 5% of the Fund's total assets.

The New Fund may not issue any class of securities senior to any other class of securities except pursuant to Section 18 of the 1940 Act and any interpretations or no-action positions thereof;

The Fund may not borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

The New Fund bifurcated its policies on senior securities and borrowing.  With respect to senior securities, it also clarified that the New Fund will not issue senior securities except to the extent permitted by law and interpretation or no-action position.  With respect to borrowing, the New Fund also will not be limited to borrowing for temporary and emergency purposes or to borrow up to 15% of its net assets to meet redemptions.  However, the Adviser currently has no intention of issuing senior securities or engaging in borrowing.

Underwriting
The Fund may not underwrite securities issued by other persons, except to the extent that the Fund may be deemed to be an underwriter, within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), in connection with the purchase of securities directly from an issuer in accordance with the Fund's investment objectives, investment programs, policies, and restrictions.  This restriction also does not prevent the Fund from engaging in the acquisition, disposition, or resale of portfolio securities of the Fund.

The New Fund may not underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the New Fund may be deemed to be an underwriter.
Substantially similar.

8

Real Estate
The Fund may not purchase or sell real estate, or invest in real estate limited partnerships, except the Fund may, as appropriate and consistent with its investment objectives, investment programs, policies and other investment restrictions, buy securities of issuers that engage in real estate operations and securities that are secured by interests in real estate (including shares of real estate mortgage investment conduits, mortgage pass-through securities, mortgage-backed securities and collateralized mortgage obligations) and may hold and sell real estate acquired as a result of ownership of such securities.

The New Fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the New Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business operations and securities that are secured by interests in real estate).
Substantially similar except that the New Fund is permitted to invest in real estate partnerships.
Commodities
The Fund may not purchase or sell commodities or invest in commodities futures contracts, except that the Fund may enter into futures contracts and options thereon where, as a result thereof, no more than 5% of the total assets for the Fund (taken at market value at the time of entering into the futures contracts) would be committed to margin deposits on such futures contracts and premiums paid for unexpired options on such futures contracts; provided that, in the case of an option that is “in-the-money” at the time of purchase, the “in-the-money” amount, as defined under Commodity Futures Trading Commission regulations, may be excluded in computing such 5% limit.

The Fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

The New Fund limitation is broader and only limits the Fund’s investment in physical commodities.  Thus, the New Fund may invest in futures contracts and options on futures contracts.  However, the Adviser currently has no intention of investing in such contracts.

Oil and Gas Programs
The Fund may not invest in interests in oil, gas, or other mineral exploration or development programs or oil, gas and mineral leases, although investments may be made in the securities of issuers engaged in any such businesses.
No similar policy.
Neither Fund invests directly in interests in oil, gas or other mineral exploration or development programs or oil, gas and mineral leases.  As such, this investment limitation does not have any bearing on the day to day management of the Funds.  The Adviser currently has no intention of investing in such investments.

9

Loans
The Fund may not make loans, except that the Fund in accordance with its investment objectives, investment program, policies, and restrictions may:  (i) invest in a portion of an issue of publicly issued or privately placed bonds, debentures, notes, and other debt securities for investment purposes;  (ii) purchase money market securities and enter into repurchase agreements, provided such repurchase agreements are fully collateralized and marked to market daily; and (iii) lend its portfolio securities in an amount not exceeding one-third the value of the Fund's total assets.

The New Fund may not make loans to other parties.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.
Substantially similar.
Margin and Short Sales
The Fund may not purchase securities on margin or sell securities short, except that the Fund may make margin deposits in connection with permissible options and futures transactions subject to the Fund’s limitations on investments in commodities and options and spreads, may make short sales “against the box” (in a short sale “against the box,” the Fund sells short a security in which it maintains a long position at least equal in amount to the position sold short), and may obtain short-term credits as may be necessary for clearance of transactions.
		As described more fully below, the New Fund has a non-fundamental investment policy concerning purchasing securities on margin and the short sales of securities.	The New Fund does not have a fundamental investment policy regarding margin and short sales.
Control of Portfolio Companies	The Fund may not invest in portfolio companies for the purpose of acquiring or exercising control of such companies	No similar policy.	The New Fund does not have an investment policy regarding control of portfolio companies.

10

Investment Companies
The Fund may not invest in the securities of other open-end investment companies, except that the Fund may purchase securities of other open-end investment companies if immediately thereafter the Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and (ii) invests no more than 5% of its total assets (taken at market value) in the securities of any one investment company or more than 10% of its total assets in the securities of all other investment companies in the aggregate.
	As described more fully below, the New Fund has a non-fundamental investment policy concerning investments in other investment companies.	The New Fund does not have a fundamental investment policy regarding investments in other investment companies.
Options and Spreads
The Fund may not invest in puts, calls, straddles, spreads or any combination thereof, except that the Fund may invest in and commit its assets to writing and purchasing put and call options to the extent permitted by the Prospectus and this SAI.
	No similar policy.	Neither Fund invests directly in options or spreads. As such, this investment limitation does not have any bearing on the day to day management of the Funds.
Ownership of Portfolio Securities by Officers and Trustees
The Fund may not purchase or retain the securities of any issuer if the officers and Trustees or the Adviser individually own more than 1/2 of 1% of the securities of such issuer or collectively own more than 5% of the securities of such issuer.
	No similar policy.	The New Fund does not have a fundamental investment policy regarding investments by officers and Trustees.
Unseasoned Issuers
The Fund may not invest more than 5% of its total assets in securities of issuers, including their predecessors and unconditional guarantors, which, at the time of purchase, have been in operation for less than three years, other than obligations issued or guaranteed by the U.S. Government, its agencies, and instrumentalities.
	No similar policy.	The New Fund does not have a fundamental investment policy regarding investments in unseasoned issuers.
Restricted Securities, Illiquid Securities and Securities Not Readily Marketable
The Fund may not knowingly purchase or otherwise acquire any security or invest in a repurchase agreement maturing in more than seven days, if as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.  The Fund may invest without limitation in “restricted securities” (securities which are subject to legal or contractual restrictions on resale) provided such securities are considered to be liquid.
	As described more fully below, the New Fund has a non-fundamental investment policy concerning investments in restricted securities, illiquid securities and securities not readily marketable.	The New Fund does not have a fundamental investment policy regarding investments in restricted securities, illiquid securities and securities not readily marketable.
Mortgaging
The Fund may not mortgage, pledge, or hypothecate in any other manner, or transfer as security for indebtedness any security owned by the Fund, except as may be necessary in connection with (i) permissible borrowings (in which event such mortgaging, pledging, and hypothecating may not exceed 15% of the Fund's total assets in order to secure such borrowings) and (ii) the use of options and futures contracts.
	No similar policy.	The New Fund does not have an investment policy regarding the ability to mortgage, pledge or hypothecate securities.

Policy	Non-Fundamental Investment Policy		Differences
	Fund	New Fund
Margin and Short Sales	As described more fully above, the Fund has a comparable fundamental investment policy regarding purchasing securities on margin and short sales.
The New Fund may not purchase securities on margin or sell securities short, except that the New Fund may make margin deposits in connection with permissible options and futures transactions subject to the New Fund’s limitations on investments in commodities and options and spreads, may make short sales “against the box” (in a short sale “against the box,” the New Fund sells short a security in which it maintains a long position at least equal in amount to the position sold short), and may obtain short-term credits as may be necessary for clearance of transactions.
The Funds have identical policies; however, the Fund’s policy is fundamental and the New Fund’s policy is non-fundamental.
Investment Companies	As described more fully above, the Fund has a comparable fundamental investment policy regarding investments in other investment companies.
The New Fund may invest in the securities of other open-end investment companies to the extent permitted by the 1940 Act and the rules thereunder, including interpretations and no-action positions.  Currently, with certain exceptions, the 1940 Act limits investments in other investment companies if immediately thereafter the New Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and (ii) invests no more than 5% of its total assets (taken at market value) in the securities of any one investment company or more than 10% of its total assets in the securities of all other investment companies in the aggregate.

The Fund’s policy is fundamental; while the New Fund’s policy is non-fundamental. The New Fund policy clarifies that the Fund may invest in other investment companies to the extent permitted under the 1940 Act.  The Fund’s policy sets forth certain limitations under the 1940 Act.

Restricted Securities, Illiquid Securities and Securities Not Readily Marketable	As described more fully above, the Fund has a comparable fundamental investment policy regarding investments in restricted securities, illiquid securities and securities not readily marketable.
The New Fund may not knowingly purchase or otherwise acquire any security or invest in a repurchase agreement maturing in more than seven days, if as a result, more than 15% of the net assets of the New Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.  The New Fund may invest without limitation in “restricted securities” (securities which are subject to legal or contractual restrictions on resale) provided such securities are considered to be liquid.
The Funds have identical policies; however, the Fund’s policy is fundamental and the New Fund’s policy is non-fundamental.

11

G.	COMPARISON OF FEES AND EXPENSES

This table describes the fees and expenses that you pay if you buy and hold shares of the Fund and the pro forma fees and expenses that you may pay if you buy and hold Investor Shares of the New Fund after giving effect to the Reorganization.  Expenses for each Fund are based on the operating expenses incurred by the Fund and estimated to have been incurred by the Investor Shares of the New Fund as of the semi-annual period ended June 30, 2009.  The pro forma fees and expenses for the Investor Shares of the New Fund assume that the Reorganization had been in effect for the same period.

Fees and Expenses	Fund (Pro forma)	New Fund (Pro forma)
Share Class		Investor Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed On Purchases	None	None
Maximum Sales Charge (Load) Imposed On Re-invested Dividends	None	None
Maximum Deferred Sales Charge (Load) Imposed on Redemptions	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fee	0.85%	0.85%
Distribution and/or Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.91%	0.73%
Total Annual Fund Operating Expenses	1.76%	1.83%
Fee Waiver and Expense Reimbursement	(0.41%)(1)	(0.48%)(2)
Net Expenses	1.35%	1.35%

(1)  The Adviser has contractually agreed to waive its fees and reimburse other expenses of the Fund, through the current fiscal year, to the extent that the Fund’s “Total Operating Expenses” (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and other extraordinary items) exceed the annual rate of 1.35% of the net assets of the Fund, computed on a daily basis.  As a result of the agreement, the Fund actually paid 1.35% in Total Operating Expenses during its semi-annual period ended June 30, 2009, and not 1.76%.  There can be no assurance that the Adviser will continue to waive its fees and reimburse expenses after December 31, 2009.
(2)  The Adviser has contractually agreed to waive its fees and reimburse other expenses of the New Fund through the subsequent three fiscal years, to the extent that the New Fund Investor Shares’ “Total Operating Expenses” (exclusive of interest, taxes, brokerage commissions, and other costs incurred in connection with the purchase or sale of portfolio securities, and other extraordinary items) exceed the annual rate of 1.35% of the net assets of the New Fund, computed on a daily basis.  There can be no assurance that the Adviser will continue to waive its fees and reimburse expenses after December 31, 2012.

12

Example

The Example below is intended to help you compare the cost of investing in the Fund with the cost of investing in the Investor Shares of the New Fund on a pro forma basis.  The Example assumes that you invest $10,000 in each Fund and then redeem all of your shares at the end of each period.  The Example also assumes that your investment has a 5% annual return, that the Funds’ Total Annual Fund Operating Expenses and Net Expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Lou Holland Growth Fund
Fund (Pro forma)	$137	$515	$917	$2,042
New Fund (Pro forma)	137	428	848	2,022

The New Fund's estimated net expenses are used to calculate costs for the first and third years only, and the New Fund's total annual operating expenses are used to calculate costs for the other years.

H.	PERFORMANCE INFORMATION

The New Fund will adopt the performance history of the Fund.  The bar chart and the performance table below provide some indication of the risks of an investment in the New Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1-, 5- and 10- years compare with a broad measure of market performance.  Of course, the Fund’s past performance, before and after taxes, does not necessarily represent how the New Fund will perform in the future.  Updated performance information is available at www.hollandcap.com/lhgf_perf.html or by calling (800) 295-9779.

Year-By-Year Total Return

Of the periods shown, the Fund’s highest return for a calendar quarter was 15.73% (quarter ended December 31, 2001) and its lowest return for a calendar quarter was –21.57% (quarter ended December 31, 2008).

13

AVERAGE ANNUAL TOTAL RETURN

For the periods Ended December 31, 2008	One Year	Five Years	Ten Years	Since Inception#
Fund
Return Before Taxes	-34.83%	-3.70%	-1.88%	4.01%
Return After Taxes on Distributions	-34.85%	-3.92%	-2.27%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	-29.62%	-3.09%	-1.59%	3.44%
Russell 1000® Growth Index* (Index reflects no deductions for fees, expenses or taxes)	-38.44%	-3.42%	-4.27%	2.30%

(1) The Fund’s inception date is April 29, 1996.
(2) Russell 1000® Growth Index – An unmanaged index which measures the performance of a subset of approximately 643 of those Russell 1000® companies (that is, the 1,000 largest U.S. companies in terms of market capitalization) with higher price-to-book ratios and higher forecasted earnings growth rates.

After-tax returns are calculated using the historical highest individual federal marginal income tax rate in effect at the time of each distribution and assumed sale, but do not reflect the impact of state and local taxes.

Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.  After-tax returns reflect past tax effects and are not predictive of future tax effects.  After-tax returns may not be relevant to investors who hold their Fund shares in a tax-deferred account (including a 401(k) or individual retirement account), or to investors that are tax-exempt.

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 34.98 % of the average value of its portfolio.  The New Fund’s portfolio turnover rate for the next fiscal year is expected to be 35% of the average value of its portfolio.

I.	COMPARISON OF DISTRIBUTION AND PURCHASE AND REDEMPTION PROCEDURES

Foreside Distribution Services, L.P. is the distributor for the Fund.  Foreside Fund Services, LLC, the parent of Foreside Distribution Services, L.P., will be the distributor for the New Fund and will provide the same services to the New Fund that are provided to the Fund.  Together, they are referred to as “Foreside.”  Foreside is obligated to sell the shares of the Fund and will be obligated to sell the shares of the New Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are, and shares of the New Fund will be, offered to the public on a continuous basis at their respective net asset value (“NAV”).   Both Foreside entities are registered broker-dealers and a member of the Financial Industry Regulatory Authority (“FINRA”).

The Fund's shares are sold on a no-load basis and, therefore, Foreside receives no sales commission or sales load for providing such services.  The Trust has not currently entered into any plan or agreement for the payment of fees pursuant to Rule 12b-1 under the 1940 Act.

The New Fund’s Investor Shares may implement a distribution and shareholder servicing fee (“Rule 12b-1 Distribution Plan”) of up to 0.25% of the New Fund’s average daily net assets.  The Rule 12b-1 Distribution Plan will permit the New Fund to pay for certain marketing and distribution expenses of Investor Shares. The 12b-1 Distribution Plan may benefit shareholders by preserving or increasing the assets of the New Fund, which in turn may lower the New Fund’s overall expense ratio because the advisory fee and other service provider fees decline at specified breakpoints as the Fund’s assets increase. The size of the New Fund is, of course, also affected by the New Fund’s investment performance and there can be no guarantee that marketing and distribution activities will succeed and lead to growth of the New Fund’s assets.  Because these fees are paid on an ongoing basis, over time they will increase the cost of your investment.

The Funds have similar purchase and redemption procedures.  Shares of each Fund are offered at the NAV per share of the relevant Fund and/or Fund Class, computed after the purchase order and monies are received by the Fund’s transfer agent or certain financial intermediaries and their agents that have made arrangements with a Fund and are authorized to buy and sell shares of a Fund.  The Fund offers an automatic investment plan, whereby an existing shareholder may purchase additional shares of the Fund once or twice a month, in amounts which must be at least $50, through an Automated Clearing House arrangement.  The New Fund does have an automatic investment plan.

Additionally, each Fund has also reserved the right to redeem shares “in kind.” Additional shareholder account information for the New Fund is available in Appendix C to this Proxy Statement.

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J.	KEY INFORMATION ABOUT THE PROPOSAL

The following is a summary of key information concerning the Reorganization.  Keep in mind that more detailed information appears in the Plan, a copy of the form of which is attached to this Proxy Statement as Appendix A.

1.	SUMMARY OF THE PROPOSED REORGANIZATION

At the Special Meeting, the shareholders of the Fund will be asked to approve the Plan to reorganize the Fund into the New Fund.  The New Fund is a newly organized fund that will commence operations upon consummation of the Reorganization.  If the Plan is approved by the shareholders of the Fund and the Reorganization is consummated, the Fund will transfer all of its assets to the New Fund in exchange for the number of full and fractional Investor Shares of the New Fund equal to the number of full and fractional shares of the Fund as of the close of business on the closing date referred to below (the “Closing”) and the New Fund will assume all of the Fund’s liabilities.  Immediately thereafter, the Fund will distribute the New Fund shares to its shareholders, by Forum’s transfer agent’s establishing accounts on the New Fund’s share records in the names of those shareholders and transferring those New Fund shares to those accounts, in complete liquidation of the Fund.  As a result, each shareholder of the Fund will receive Investor Shares of the New Fund. The expenses associated with the Reorganization will not be borne by the Fund.  Certificates evidencing the New Fund shares will not be issued to the Fund’s shareholders.

Until the Closing, shareholders of the Fund will continue to be able to redeem their shares at the NAV per share next determined after receipt by the Fund’s transfer agent of a redemption request in proper form.  Redemption and purchase requests received by the transfer agent after the Closing will be treated as requests received for the redemption or purchase of shares of the New Fund received by the shareholder in connection with the Reorganization.  After the Reorganization, all of the issued and outstanding shares of the Fund will be canceled on the books of the Fund, and the share transfer books of the Fund will be permanently closed.  If the Reorganization is consummated, shareholders will be free to redeem the shares of the New Fund that they receive in the transaction at their then-current NAV.  Shareholders of the Fund may wish to consult their tax advisors as to any different consequences of redeeming their shares prior to the Reorganization or exchanging such shares for shares of the New Fund in the Reorganization.

The Reorganization is subject to a number of conditions, including the approval of the Plan by the shareholders of the Fund and the receipt of a legal opinion from counsel to Forum with respect to certain tax issues (see “Federal Income Tax Consequences,” below). Assuming satisfaction of the conditions in the Plan, the closing date of the Reorganization is expected to be January 29, 2010, or other date agreed to by the Trust and Forum.

The Adviser and Atlantic have agreed to pay all costs relating to the Reorganization, including the costs relating to the Special Meeting and to preparing and filing the registration statement that includes this Proxy Statement. The Adviser and Atlantic will also incur the costs associated with the solicitation of proxies, including the cost of copying, printing and mailing proxy materials.

The Plan may be amended by the mutual consent of the Board and the Forum Board, notwithstanding approval thereof by the Fund’s shareholders, provided that no such amendment after such approval may have the effect of changing the Plan to the detriment of such shareholders without their further approval.  In addition, the Plan may be terminated at any time prior to the Closing by the Board or the Forum Board, if, among other reasons, either of them determines that consummation of the Reorganization is not in the best interest of its shareholders.

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2.	DESCRIPTION OF THE NEW FUND’S SHARES

Investor Shares of the New Fund issued to the shareholders of the Fund pursuant to the Reorganization will be duly authorized, validly issued, fully paid and non-assessable when issued and will be transferable without restriction and will have no preemptive or conversion rights.  Investor Shares will be sold and redeemed based upon their NAV next determined after receipt of the purchase or redemption request, as described in Appendix C to this Proxy Statement.

3.	FEDERAL INCOME TAX CONSEQUENCES

The Trust believes the Fund has qualified for treatment as a “regulated investment company” under Subchapter M of Chapter 1 of the Internal Revenue Code of 1986, as amended (the “Code”), since its inception. Accordingly, the Trust believes the Fund has been, and expects the Fund to continue through the Closing to be, relieved of any federal income tax liability on its taxable income and gains it distributes to shareholders to the extent provided for in Subchapter M.

The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code.  As a condition to the Closing, the Trust will receive an opinion of counsel to Forum substantially to the effect that -- based on certain assumptions and conditioned on the representations set forth in the Plan (and, if such counsel requests, in separate letters from Forum and the Trust) being true and complete at the time of the Closing and the Reorganization’s being consummated in accordance with the Plan (without the waiver or modification of any terms or conditions thereof) -- the Reorganization will qualify as such a reorganization and that, accordingly, for federal income tax purposes:

•	The Fund will not recognize any gain or loss as a result of the Reorganization;
•
Each Fund shareholder will not recognize any gain or loss as a result of the receipt of New Fund shares in exchange (whether actual or constructive) for such shareholder’s Fund shares pursuant to the Reorganization;

•
Each Fund shareholder’s aggregate tax basis in the New Fund shares it receives pursuant to the Reorganization will equal such shareholder’s aggregate tax basis in the Fund shares it holds immediately before the Reorganization, and its holding period for those New Fund shares will include, in each instance, its holding period for those Fund shares, provided the shareholder holds them as capital assets as of the time of the Closing;

•	The New Fund will recognize no gain or loss on its receipt of the Fund’s assets in exchange solely for New Fund’s shares and its assumption of the Fund’s liabilities;
•	The tax basis in and holding period for the Fund’s assets will effectively carry over when those assets are transferred to the New Fund; and
•
For purposes of Section 381 of the Code, the New Fund will be treated just as the Fund would have been treated if there had been no Reorganization.  Accordingly, the Reorganization will not result in the termination of the Fund’s taxable year, the Fund’s tax attributes enumerated in Section 381(c) of the Code will be taken into account by the New Fund as if there had been no Reorganization, and the part of the Fund’s taxable year before the Reorganization will be included in the New Fund’s taxable year after the Reorganization.

Notwithstanding the first and fifth bullet points above, such opinion of counsel may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Fund shareholder with respect to any transferred asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.

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Although the Trust is not aware of any adverse state income tax consequences of the Reorganization, it has not made any investigation as to those consequences for the shareholders. Because each shareholder may have unique tax issues, shareholders should consult their own tax advisors.

4.	COMPARISON OF FORMS OF ORGANIZATION AND SHAREHOLDER RIGHTS

Set forth below is a discussion of the material differences between the Funds and the rights of their shareholders.

Governing Law.  The Fund is the sole series of the Trust, which is organized as a Delaware statutory trust.  The New Fund is a separate series of Forum, which is also organized as a Delaware statutory trust.  Each Fund is authorized to issue an unlimited number of shares of beneficial interest.  The Trust’s operations are governed by its Revised Agreement and Declaration of Trust and By-Laws and applicable state law.  Forum’s operations are governed by its Trust Instrument and By-Laws and applicable state law.

Shareholder Liability.  Under the Trust’s Agreement and Declaration of Trust, no shareholder of the Fund shall be subject to any personal liability in connection with the assets or the affairs of the Trust or of any of its series.  The Fund is required to indemnify shareholders and former shareholders against losses and expenses arising from any personal liability for any obligation of the Fund solely by reason of being or having been a shareholder of the Fund and not because of his or her acts or omissions or for some other reason.

Under Forum’s Trust Instrument, any shareholder or former shareholder of the New Fund shall not be held to be personally liable for any obligation or liability of Forum solely by reason of being or having been a shareholder and not because of such shareholder’s acts or omissions or for some other reason.  The New Fund is required to indemnify shareholders and former shareholders against losses and expenses incurred in connection with proceedings relating to his or her being or having been a shareholder of the New Fund and not because of his or her acts or omissions.

Board of Trustees.  The Reorganization will result in a change in the board of trustees because the trustees of the Trust are different from the trustees of Forum.  The Board has five trustees, one of whom is an “interested person,” as that term is defined under the 1940 Act, of Trust.  For more information, refer to the Statement of Additional Information dated May 1, 2009 for the Fund, which is incorporated by reference into this Proxy Statement.

The Forum Board has four trustees, one of whom is deemed an “interested person” of Forum.  For more information, refer to the Statement of Additional Information dated December 13, 2009 to this Proxy Statement, which is incorporated by reference into this Proxy Statement.

The Reorganization also will result in a change in the officers because the officers of the Trust are different from the officers of Forum.

Classes.  The Fund offers a single class of shares.  The New Fund is a separate series of Forum that is expected to offer A Shares, C Shares, Institutional Shares and Investor Shares.  Shareholders of the Fund are being offered Investor Shares of the New Fund in the Reorganization. Nothing contained herein shall be construed as an offer to purchase or otherwise acquire any other class of shares of the New Fund. The Forum Board has reserved the right to create and issue additional classes of the New Fund following the Reorganization.  Each share of a series or class represents an equal proportionate interest in that series or class with each other share of that series or class.  Shares of each series or class generally vote together on fund- or trust-wide matters, except when required under federal securities laws to vote separately on matters that only affect a particular class, such as the approval of a distribution plan for a particular class.  Structurally, there is no difference between the Investor Shares of the New Fund and the Fund’s shares except that the Investor Shares will implement distribution and service fees.

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5.	CAPITALIZATION

The capitalization of the Fund as of June 30, 2009 and the New Fund’s pro forma combined capitalization as of that date after giving effect to the Reorganization are as follows:

(unaudited)	Fund	Pro forma New Fund
Net Assets
Investor	$38,560,858	$38,560,858

Shares Outstanding
Investor	$2,665,076	$2,665,076

Net Asset Value per Share
Investor	$14.47	$14.47

K.	ADDITIONAL INFORMATION ABOUT THE NEW FUND

1.	INVESTMENT ADVISER

The New Fund’s investment adviser is Holland Capital Management LLC, One North Wacker Drive, Suite 700, Chicago, IL 60606. Pursuant to an investment advisory agreement, the Adviser provides investment advisory services to the New Fund, including: (i) designing the Fund’s initial investment policies and developing evolutionary changes to such policies as appropriate for presentation to the Board; (ii) providing overall supervision for the general management and operations of the Fund; (iii) providing related administrative services. As of September 30, 2009, the Adviser had $45.8 million in assets under management.

    In addition, the Adviser will undergo a change of control prior to the closing date of the Reorganization. The current employee-owners, along with other key employees of the firm will acquire Louis A. Holland’s 90% voting ownership interest in the Adviser (the “Adviser Transaction”) in exchange for future economic participation in the growth of the firm.  Mr. Holland, the founder of the Adviser, retired in February of 2008 and is no longer active in the operations of the Adviser.  Upon the closing of this transaction the Adviser will be 100% employee- owned and the ultimate controlling person of the Adviser will be Monica L. Walker.  The Adviser will continue to be qualified as a Minority Business Enterprise.  The Adviser Transaction will constitute a change of control of the Adviser that will terminate the current investment advisory agreement between the Trust and the Adviser on behalf of the Fund.  In anticipation of the possible termination of the current investment advisory agreement, the Board of Trustees of the Trust, at its October 29, 2009 meeting, reviewed, discussed and approved an Interim Investment Management and Administration Agreement (the “Interim Agreement”), which is substantially identical to the current investment advisory agreement.  The Interim Agreement will go into effect only upon the automatic termination of the current investment advisory agreement resulting from the transfer of control discussed above.

A discussion regarding the basis for the Forum Board’s approving the investment advisory contract of the New Fund will be included in the New Fund’s annual report to shareholders for the fiscal year ending December 31, 2009.

The Adviser will receive, on a monthly basis, an investment management fee based on the New Fund’s average daily net assets at the following annualized rates: with respect to the New Fund, 0.85% of the average daily net assets up to $500 million, 0.75% of the average daily net assets up to the next $500 million, and 0.65% of the average daily net assets in excess of $1 billion.  The Adviser has contractually agreed, through the next three fiscal years, to limit its investment management fee and reimburse expenses of the New Fund’s Investor Shares so that the New Fund’s total annual operating expenses do not exceed more than 1.35%.

The New Fund’s SAI provides additional information about each portfolio manager’s compensation, other accounts managed by the portfolio managers and the portfolio managers’ ownership of securities in the Fund.

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2.	OTHER SERVICE PROVIDERS

Atlantic Fund Administration, LLC and its subsidiaries, Three Canal Plaza, Portland, Maine 04101, serve as the New Fund’s transfer agent, administrator, fund accountant and dividend disbursing agent.  Atlantic also provides compliance services to the New Fund.

Foreside Fund Services, LLC, the New Fund’s principal underwriter, serves as the distributor in connection with the offering of the New Fund’s shares.  The Distributor may enter into arrangements with banks, broker-dealers and other financial institutions through which investors may purchase or redeem shares.

Union Bank, N.A., 350 California Street, San Francisco, CA 94101, is custodian of the New Fund’s investments.

Briggs, Bunting & Dougherty, LLP (“BBD”), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103,   is the New Fund’s independent registered public accounting firm, providing audit services, tax services and assistance with respect to the preparation of filings with the SEC.

3.	TAX CONSIDERATIONS

The New Fund intends to make distributions that may be taxed as ordinary income or net capital gain.  A discussion of relevant tax matters is included in Appendix C to this Proxy Statement.

4.	PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the New Fund through a broker-dealer or other financial intermediary (such as a bank), the New Fund and its related companies may pay the intermediary for the sale of New Fund shares and related services.  These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the New Fund over another investment.  Ask your salesperson or visit your financial intermediary’s Web site for more information.

II.           VOTING INFORMATION

A.	RECORD DATE, VOTING RIGHTS AND VOTE REQUIRED

Proxies are being solicited from the shareholders of the Fund by the Lou Holland Trust Board for the Meeting to be held on Friday, January 22, 2010 at 10:00 a.m. Central Time at Holland Capital Management, One North Wacker Drive, Suite 700, Chicago, IL 60606, or at such later time made necessary by adjournment.  Unless revoked, all valid proxies will be voted in accordance with the specification thereon or, in the absence of specifications, “FOR” approval of the Agreement.

The Lou Holland Trust Board has fixed the close of business on December 1, 2009 (the “Record Date”) as the record date for the determination of shareholders entitled to notice of and to vote at the Meeting and any adjournments thereof.  Shareholders of record as of the Record Date will be entitled to one vote for each share held and to a proportionate fractional vote for each fractional share held.  As of the Record Date, the total number of issued and outstanding shares of beneficial interest of the Fund was ________.  Shareholders of record who own five percent or more of the Fund as of the Record Date are set forth on Appendix B to this Proxy Statement.  Each share of common stock is entitled to one vote.  Approval of the Reorganization will require the affirmative vote of a majority of the outstanding voting shares of the Fund as defined under the Investment Company Act of 1940, as amended.

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Voting Rights of Certain Variable Contract Owners.  Owners of record as of the Record Date of certain variable annuity contracts issued by a participating insurance company have the right to instruct their insurance company as to the manner in which the Fund shares attributable to their variable contracts should be voted.  The insurance company will vote such shares at the Meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts.  The insurance company will vote shares attributable to variable contracts as to which no voting instructions are received in the same proportion as shares for which timely instructions are received.  Variable contract owners should contact their insurance company for further information on how to give or revoke voting instructions, including any applicable deadlines.

B.	HOW TO VOTE

You may vote in one of three ways:

•	complete and sign the enclosed proxy ballot and mail it to us in the prepaid return envelope (if mailed in the United States);
•	vote on the Internet at the website address listed on your proxy ballot; or
•	call the toll-free number printed on your proxy ballot.

PLEASE NOTE, TO VOTE VIA THE INTERNET OR TELEPHONE, YOU WILL NEED THE "CONTROL NUMBER" THAT APPEARS ON YOUR PROXY BALLOT.

C.	PROXIES

All proxies solicited by the Board that are properly executed and received by the Secretary prior to the Meeting, and are not revoked, will be voted at the Meeting. A proxy with respect to shares held in the name of two or more persons is valid if executed by any one of them unless at or prior to its use the Fund receives written notification to the contrary from any one of such persons.  Shares represented by such proxies will be voted in accordance with the instructions thereon. If no specification is made on a proxy, it will be voted FOR the matters specified on the proxy.  All shares that are voted and votes to ABSTAIN will be counted towards establishing a quorum, as will broker non-votes.  Broker non-votes are shares for which the beneficial owner has not voted and the broker holding the shares does not have discretionary authority to vote on the particular matter.

You may revoke a proxy once it is given.  If you desire to revoke a proxy, you must submit a subsequent later dated proxy or a written notice of revocation to the Fund.  You may also give written notice of revocation in person at the Special Meeting.  Attendance by a shareholder at the Special Meeting does not, by itself, revoke a proxy.

D.	QUORUM AND ADJOURMENTS

Thirty-three and one-third percent (33 1/3%) of the shares of the Fund that are entitled to vote will be considered a quorum for the transaction of business.  If a quorum of shareholders of the Fund is not present at the Special Meeting, or if a quorum is present but sufficient votes to approve the Reorganization described in this Proxy Statement are not received, the persons named as proxies may, but are under no obligation to, propose one or more adjournments of the Special Meeting of the Fund to permit further solicitation of proxies. Any business that might have been transacted at the Special Meeting with respect to the Fund may be transacted at any such adjourned session(s) at which a quorum is present.

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The Special Meeting with respect to the Fund may be adjourned from time to time by a majority of the votes of the Fund properly cast upon the question of adjourning the Special Meeting of the Fund to another date and time, whether or not a quorum is present, and the Special Meeting of the Fund may be held as adjourned without further notice. The persons named in the proxy will vote in favor of such adjournment those shares that they are entitled to vote if such adjournment is necessary to obtain a quorum or to obtain a favorable vote on the proposal. The persons named in the proxy will vote against adjournment those shares that they are entitled to vote if the shareholder proxies instruct persons to vote against the proposal.

E.	EFFECT OF ABSTENTIONS AND BROKER “NON-VOTES”

All proxies voted, including abstentions and broker non-votes (shares held by brokers or nominees where the underlying holder has not voted and the broker does not have discretionary authority to vote the shares), will be counted toward establishing a quorum.  In addition, under the rules of the New York Stock Exchange, if a broker has not received instructions from beneficial owners or persons entitled to vote and the proposal to be voted upon may “affect substantially” a shareholder's rights or privileges, the broker may not vote the shares as to that proposal even if it has discretionary voting power.  As a result, these shares also will be treated as broker non-votes for purposes of proposals that may “affect substantially” a shareholder’s rights or privileges (but will not be treated as broker non-votes for other proposals, including adjournment of the Special Meeting).

Abstentions and broker non-votes will be treated as shares voted against a proposal.  Treating broker non-votes as votes against a proposal can have the effect of causing shareholders who choose not to participate in the proxy vote to prevail over shareholders who cast votes or provide voting instructions to their brokers or nominees. In order to prevent this result, the Fund may request that selected brokers or nominees refrain from returning proxies on behalf of shares for which voting instructions have not been received from beneficial owners or persons entitled to vote.  The Fund also may request that selected brokers or nominees return proxies on behalf of shares for which voting instructions have not been received if doing so is necessary to obtain a quorum.  Abstentions and broker non-votes will not be voted “FOR” or “AGAINST” any adjournment.

F.	SOLICITATION OF PROXIES

The Fund expects that the solicitation of proxies will be primarily by mail and telephone. The solicitation also may include facsimile, Internet or oral communications by certain employees of the Adviser, who will not be paid for these services.  The Adviser has retained Computershare Fund Services to aid in the solicitation of proxies, at an anticipated cost of approximately $23,000.  The Adviser will bear the costs of the Special Meeting, including legal costs, the costs of retaining Computershare Fund Services, and other expenses incurred in connection with the solicitation of proxies.

III.           OTHER INFORMATION

A.	OTHER BUSINESS

The Board knows of no other business to be brought before the Special Meeting.  If any other matters come before the Meeting, the Board intends that proxies that do not contain specific restrictions to the contrary will be voted on those matters in accordance with the judgment of the persons named in the enclosed proxy card.

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B.	NEXT MEETING OF SHAREHOLDERS

The Fund does not hold regular meetings of shareholders.  Shareholders wishing to submit proposals for inclusion in a proxy statement for a subsequent meeting of shareholders should send their written proposals to the Secretary of The Lou Holland Trust, One North Wacker, Suite 700, Chicago, Illinois 60606. Proposals must be received a reasonable time prior to the date of a meeting of shareholders to be considered for inclusion in the proxy materials for a meeting. Timely submission of a proposal does not necessarily mean that the proposal will be included.

C.	LEGAL MATTERS

Certain legal matters concerning the issuance of shares of the New Fund in connection with the Reorganization and the tax consequences of the Reorganization will be passed upon by K&L Gates LLP.  Certain legal matters in connection with the Reorganization will be passed upon by Greenberg Traurig, LLP, for the Trust and the Fund.

D.	INFORMATION FILED WITH THE SEC

The Trust and Forum are subject to the information requirements of the Securities Exchange Act of 1934 and the 1940 Act and in accordance therewith, file reports and other information, including proxy materials and charter documents, with the SEC.  Reports, proxy statements, registration statements and other information filed by the Trust may be inspected without charge and copied at the public reference facilities maintained by the SEC at 100 F Street, N.E., Washington, DC 20549, and at the following regional offices of the SEC: Northeast Regional Office, 3 World Financial Center, Suite 400, New York, New York 10281; Southeast Regional Office, 801 Brickell Avenue, Suite 1800, Miami, Florida 33131; Midwest Regional Office, 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604; Central Regional Office, 1801 California Street, Suite 1500, Denver, Colorado 80202; and Pacific Regional Office, 5670 Wilshire Boulevard, Suite 1100, Los Angeles, California 90036. Copies of such materials may also be obtained from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549 at prescribed rates.

By Order of the Board of Trustees of the Trust
Laura J. Janus
Secretary

December 13, 2009

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APPENDIX A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this ___ day of __________, 2009, by and among THE LOU HOLLAND TRUST, a Delaware statutory trust, with its principal place of business at One North Wacker Drive, Suite 700, Chicago, Illinois 60606 (the “Trust”), consisting of a sole series, the Lou Holland Growth Fund (the “Acquired Fund”), FORUM FUNDS, a Delaware statutory  trust, with its principal place of business at Three Canal Plaza, Suite 600, Portland, Maine 04101 (“Forum”), with respect to Lou Holland Growth Fund, a segregated portfolio of assets (“series”)  thereof (the “Acquiring Fund”), and, solely for purposes of paragraph 9.1, HOLLAND CAPITAL MANAGEMENT LLC, the investment manager of the Acquiring Fund and the Acquired Fund (the “Manager”).

Each of the Trust and Forum (each, an “Investment Company”) wishes to effect a reorganization described in Section 368(a)(1)(F) of the Internal Revenue Code of 1986, as amended (the “Code”), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (the “Regulations”).  The reorganization will consist of (1) the transfer of all of the assets of the Acquired Fund to the Acquiring Fund (which is being established solely for the purpose of acquiring those assets and continuing the Acquired Fund’s business) in exchange solely for voting shares of beneficial interest, no par value per share (“shares”), in the Acquiring Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, (2) the distribution of those shares pro rata to the shareholders of the Acquired Fund in exchange for their shares therein and in complete liquidation thereof, and (3) the termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth herein (collectively, the “Reorganization”).

WHEREAS, the Acquiring Fund and the Acquired Fund  (each, a “Fund”) are series of Forum and the Trust, respectively, which are open-end, registered management investment companies, and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each Fund is authorized to issue its shares;

WHEREAS, the Board of Trustees of each Investment Company (each, a “Board”), in each case including a majority of its members who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) (the “Independent Trustees”) of either Investment Company, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby and (2) has determined that participation in the Reorganization is in the best interests of its Fund and that the interests of its Fund’s existing shareholders will not be diluted as a result of the Reorganization; and

WHEREAS, the Acquired Fund is authorized to issue and has outstanding one class of common shares (the “Acquired Fund Shares”).  The Acquiring Fund will have four classes of common shares, including a class designated Investor Shares (the “Acquiring Fund Shares”); although the Acquiring Fund will also have three other classes of shares, designated A Shares, C Shares, and Institutional Shares, those classes of shares will not be involved in the Reorganization and thus are not included in the term “Acquiring Fund Shares.”  The rights, powers, privileges, and obligations of the Acquiring Fund Shares will be identical to those of the Acquired Fund Shares.

NOW, THEREFORE, in consideration of the premises, covenants, and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION

1.1           THE EXCHANGE.  Subject to requisite approval of the Acquired Fund’s shareholders and the other terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to sell, assign, convey, transfer, and deliver all of its assets described in paragraph 1.2 (the “Assets”) to the Acquiring Fund.  The Acquiring Fund agrees to acquire all of the Assets and in exchange therefor --

(a)
to issue and deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares equal to the number of full and fractional Acquired Fund Shares then outstanding (all references herein to “fractional” shares meaning fractions rounded to the third decimal place), and

(b)	assume all the Acquired Fund’s liabilities described in paragraph 1.3 (the “Liabilities”).

Such transactions shall take place at the Closing, on the Closing Date (both as defined in paragraph 2.1).

1.2           ASSETS TO BE ACQUIRED.  The Assets shall consist of all assets and property of every kind and nature, including all cash, cash equivalents, securities, commodities, interests in futures, claims and rights of action (whether absolute or contingent, known or unknown, accrued or unaccrued), dividends and interest receivable, receivables for shares sold, books and records, rights to register stock under applicable securities laws, and other rights that are owned by the Acquired Fund as of the Effective Time (as defined in paragraph 2.1), and any deferred or prepaid expenses (other than unamortized organizational expenses) shown as an asset on the books of the Acquired Fund as of that time.  The Trust has provided Forum with the Acquired Fund’s most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets required to be set forth on a balance sheet as of the date of such statements prepared in accordance with generally accepted accounting principles consistently applied in the United States (“U.S. GAAP”).  The Trust hereby represents that, as of the date of the execution of this Agreement, there have been no changes in the Acquired Fund’s financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, changes in the market value of portfolio securities, the payment of normal operating expenses, and the payment of dividends, capital gain distributions, and redemption proceeds to shareholders.

1.3           LIABILITIES TO BE ASSUMED.  The Liabilities shall consist of all of the Acquired Fund’s liabilities, debts, obligations, and duties of whatever kind or nature existing as of the Effective Time, whether absolute, accrued, contingent, or otherwise, whether known or unknown, whether or not arising in the ordinary course of business, whether or not determinable as of the Effective Time, whether or not reflected in the Acquired Fund’s accounts or on its financial statements, and whether or not specifically referred to in this Agreement, excluding Reorganization Expenses (as defined in paragraph 4.1(ff)) borne by the Manager or any other person pursuant to paragraph 9.1.  Notwithstanding the foregoing, the Acquired Fund shall endeavor in good faith to discharge all of its known liabilities and obligations to the extent possible prior to the Effective Time.

1.4           LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable, the Acquired Fund (a) will distribute the Acquiring Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined as of the Effective Time (each, an “Acquired Fund Shareholder”), in proportion to their Acquired Fund Shares then held of record and in constructive exchange for their Acquired Fund Shares, and (b) will thereupon proceed to terminate as set forth in paragraph 1.8.  That distribution will be accomplished by Forum’s transfer agent’s opening accounts on its books in the Acquired Fund Shareholders’ names and transferring those Acquiring Fund Shares thereto.  Pursuant to that transfer, each Acquired Fund Shareholder’s account will be credited with the number of full and fractional Acquiring Fund Shares equal to the number of full and fractional Acquired Fund Shares that Acquired Fund Shareholder holds as of the Effective Time, which Acquiring Fund Shares will have an aggregate net asset value equal to the aggregate net asset value of those Acquired Fund Shares.  All issued and outstanding Acquired Fund Shares, including any represented by certificates, will simultaneously be canceled on the Acquired Fund’s share transfer books.  Forum shall not issue certificates representing the Acquiring Fund Shares issued in connection with the Reorganization.  Each Acquired Fund Shareholder shall have the right to receive any unpaid dividends or other distributions that were declared by the Acquired Fund before the Effective Time with respect to Acquired Fund Shares that such Acquired Fund Shareholder held of record as of the Effective Time.

1.5           OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares will be issued in the manner described in the Acquiring Fund’s then-current Prospectus and Statement of Additional Information.

1.6           TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than that of the registered holder on the Acquired Fund’s share transfer books of the Acquired Fund Shares actually or constructively exchanged therefor shall, as a condition of such issuance, be paid by the person to whom such Acquiring Fund Shares are to be issued.

1.7           REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund, including the responsibility for filing of regulatory reports, tax returns, and other documents with the U.S. Securities and Exchange Commission (the “Commission”), any state securities commission, any federal, state, and local tax authorities, and any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund up to and including the date on which it is terminated.

1.8           TERMINATION.  As soon as reasonably practicable after the distribution of the Acquiring Fund Shares pursuant to paragraph 1.4, the Trust shall make all filings and take all other steps as shall be necessary and proper to effect the Acquired Fund’s termination as a series of the Trust and the Trust’s complete dissolution under Delaware law.  After the Effective Time, the Trust shall not conduct any business except in connection with its dissolution.

ARTICLE II

CLOSING AND EFFECTIVE TIME

2.1           The closing of the Reorganization, including related acts necessary to consummate the same (the “Closing”), shall be held at the offices of the Manager, One North Wacker Drive, Suite 700, Chicago, Illinois 60606, on or about January 29, 2010, or at such other place and/or on such other date as to which the Investment Companies may agree in writing (the “Closing Date”).  All acts taking place at the Closing shall be deemed to take place simultaneously immediately after the close of business (i.e., 4:00 p.m., Eastern time) on the Closing Date (“Effective Time”).

ARTICLE III

CERTIFICATES TO BE DELIVERED AT THE CLOSING

3.1           CUSTODIAN’S CERTIFICATE.  The portfolio securities of the Acquired Fund shall be made available by the Acquired Fund to the Acquiring Fund’s custodian, for examination, no later than five business days preceding the Closing Date, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the custom of brokers.  The Acquired Fund shall direct U.S. Bank, N.A. (the “Custodian”), as custodian for the Acquired Fund, to deliver as of the Effective Time by book entry, in accordance with the customary practices of the Custodian and any securities depository (as defined in Rule 17f-4 under the 1940 Act) in which the Acquired Fund’s assets are deposited, the Acquired Fund’s portfolio securities and instruments deposited with such depositories.  The cash to be transferred by the Acquired Fund shall be delivered by wire transfer of federal funds on the Closing Date.  The Trust shall use commercially reasonable efforts to cause the Custodian to deliver, within three business days after the Closing, a certificate of an authorized officer stating that (a) the Acquired Fund’s portfolio securities, cash, and any other assets shall have been delivered in proper form to the Acquiring Fund on the Closing Date and (b) all necessary taxes, including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.2           TRANSFER AGENTS’ CERTIFICATES.  The Trust shall use commercially reasonable efforts to cause U.S. Bancorp Fund Services, LLC, as transfer agent for the Acquired Fund as of the Closing Date, to deliver, within three business days after the Closing, a certificate of an authorized officer stating that (a) its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of full and fractional outstanding shares owned by each such shareholder as of the Effective Time and (b) such information is accurately and fully set forth on a schedule attached thereto (the “Trust’s Transfer Agent’s Certificate”).  Forum shall issue and deliver, or cause Atlantic Shareholder Services, LLC, its transfer agent, to issue and deliver, at the Closing (a) a confirmation evidencing that the Acquiring Fund Shares have been credited at the Effective Time to the Acquired Fund’s account on the books of the Acquiring Fund and (b) a certificate as to the opening of accounts on those books in the Acquired Fund Shareholders’ names.  At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, if any, receipts, and other documents, if any, as such other party or its counsel may reasonably request and a certificate executed in its name by its President or a Vice President in form and substance reasonably satisfactory to the recipient, and dated the Effective Time, to the effect that the representations and warranties it made in this Agreement are true and correct as of the Effective Time except as they may be affected by the transactions contemplated hereby.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1           REPRESENTATIONS OF THE TRUST.  Except as has been disclosed to Forum in a written instrument executed by an officer of the Trust, the Trust represents and warrants to Forum and the Acquiring Fund as follows:

(a)           The Acquired Fund is duly organized as the sole series of the Trust, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Trust’s Agreement and Declaration of Trust (the “Declaration of Trust”) to own all of its properties and assets and to carry on its business as it is now being conducted.

(b)           The Trust is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of shares of the Acquired Fund under the Securities Act of 1933, as amended (the “1933 Act”), are in full force and effect.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act and such as may be required by state securities laws.

(d)           The current Prospectus and Statement of Additional Information of the Acquired Fund and each Prospectus and Statement of Additional Information of the Acquired Fund used during the three years prior to the date of this Agreement conform or conformed at the time of their use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not, or did not at the time of their use, include any untrue statement of a material fact or omit any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)           At the Effective Time, the Acquired Fund will have good and valid title to the Assets and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances, except those liens and encumbrances as to which the Acquiring Fund has received notice, and upon delivery and payment for the Assets, the Acquiring Fund will acquire good and valid title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act, other than as disclosed in writing to and accepted by Forum.

(f)           The Acquired Fund is not engaged currently, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result, in a material violation of the Declaration of Trust or the Trust’s By-Laws or of any agreement, indenture, instrument, contract, lease, or other undertaking to which the Trust is a party or by which it is bound, other than as disclosed in writing to Forum.

(g)           The execution, delivery, and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment, or decree to which the Trust is a party or by which it is bound that would materially and adversely affect its business or its ability to consummate the transactions contemplated by this Agreement, other than as disclosed in writing to Forum.

(h)           The Acquired Fund has no material contracts or other commitments (other than this Agreement) that if terminated will result in material liability to the Acquired Fund or under which (whether or not terminated) any material payments for periods subsequent to the Closing Date will be due from the Acquired Fund, other than as disclosed in writing to Forum.

(i)           Except as otherwise disclosed in writing to and accepted by Forum, no litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the best of its knowledge, threatened against the Trust, the Acquired Fund or any of the Trust’s properties or assets that, if adversely determined, would materially and adversely affect the Acquired Fund’s financial condition, the conduct of its business, or its ability to consummate the transactions contemplated by this Agreement.  The Trust knows of no facts that are reasonably likely to form the basis for the institution of any such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects the Acquired Fund’s business or its ability to consummate the transactions contemplated herein.

(j)           The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets, and Schedule of Investments (each, a “Statement”) of the Acquired Fund at December 31, 2008 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, and are in accordance with U.S. GAAP, and such statements (copies of which have been furnished to Forum) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund of a material amount required to be reflected on a balance sheet (including the notes thereto) in accordance with U.S. GAAP as of such date not disclosed therein.

(k)           Forum has been furnished with unaudited Statements of the Acquired Fund at June 30, 2009.  These Statements are in accordance with U.S. GAAP and present fairly, in all material respects, the financial position of the Acquired Fund as of such date in accordance with U.S. GAAP, and there are no known contingent liabilities of the Acquired Fund of a material amount required to be reflected on a balance sheet in accordance with U.S. GAAP as of such date not disclosed therein.

(l)           Since June 30, 2009, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or  any incurrence by the Acquired Fund of material indebtedness, except as otherwise disclosed in writing to and accepted by Forum (for the purposes of this subparagraph (l), a distribution of net investment income and/or net realized capital gains, a change in portfolio securities, a change in market value of portfolio securities, a decline in the net asset value per Acquired Fund Share, a discharge of Acquired Fund liabilities, or a net redemption of Acquired Fund Shares shall not constitute a material adverse change).

(m)           On the Closing Date, all federal and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to be filed by such date (including any extensions), shall have been filed and are or will be correct in all material respects, and all federal and other taxes shown as due or required to be shown as due on such returns and reports shall have been paid, or provision shall have been made for the payment thereof; all of the Acquired Fund’s tax liabilities, if any, will have been adequately provided for on its books; and to the best of the Trust’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

(n)           There are no material legal, administrative, or other proceedings or investigations pending or, to the knowledge of the Trust, threatened against the Acquired Fund.

(o)           There are no material contracts outstanding to which the Acquired Fund is a party other than those entered into in the ordinary conduct of its business.

(p)           The Acquired Fund has elected to be, and has qualified for treatment under Subchapter M of the Code as, a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable period; has been a RIC at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify for treatment as a RIC for its taxable year that includes the Closing Date.  The Acquired Fund is an investment company within the meaning of Section 368(a)(2)(F)(i) and (iii) of the Code and satisfies the diversification requirements of Section 368(a)(2)(F)(ii).  The Acquired Fund has not at any time since its inception been liable for, and is not now liable for, any material income or excise tax pursuant to Sections 852 or 4982 of the Code.  The Acquired Fund has duly filed all federal, state, local and foreign tax returns that are required to have been filed, and all taxes of the Acquired Fund that are due and payable have been paid except for amounts that alone or in the aggregate would not reasonably be expected to have a material adverse effect.  The Acquired Fund is in compliance in all material respects with applicable Regulations pertaining to the reporting of dividends and other distributions on and redemptions of its shares and to withholding in respect of dividends and other distributions to shareholders, and is not liable for any material penalties that could be imposed thereunder.

(q)           The Trust will provide the Acquired Fund’s books and records to Forum for purposes of preparing any tax returns required by law to be filed after the Closing Date.

(r)           All issued and outstanding shares of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable, have been offered and sold in compliance in all material respects with all applicable registration or qualification requirements of the 1933 Act and state securities laws.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing, be held by the persons and in the amounts set forth in the schedule attached to the Trust’s Transfer Agent’s Certificate.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquired Fund Shares, and has no outstanding securities convertible into Acquired Fund Shares.

(s)           The execution, delivery, and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of the Trust; and subject to approval by the Acquired Fund’s shareholders and assuming the due authorization, execution, and delivery of this Agreement by Forum, this Agreement constitutes a valid and binding obligation of the Trust, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(t)           The information to be furnished by the Trust for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority (“FINRA”)) that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(u)           From the effective date of the Registration Statement (as defined in paragraph 5.6) through the time of the meeting of the Acquired Fund’s shareholders and on the Closing Date, any written information furnished by the Trust for use in the Proxy Statement/Prospectus (as defined in paragraph 5.6), the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(v)           The Acquired Fund will distribute the Acquiring Fund Shares it receives in the Reorganization in pursuance of this Agreement.

(w)           The Liabilities to be assumed by the Acquiring Fund (and the Liabilities, if any, that are secured by the Assets) were incurred in the ordinary course of the Acquired Fund’s business and are associated with the Assets.

(x)           The fair market value of the Acquiring Fund Shares received by each Acquired Fund Shareholder will be equal to the fair market value of the Acquired Fund Shares it actually or constructively surrenders in the Reorganization.  No Acquired Fund Shareholder will receive consideration other than Acquiring Fund Shares.

(y)           The Acquired Fund is not under the jurisdiction of a court in a “title 11 or similar case” within the meaning of Section 368(a)(3)(A) of the Code.

(z)           As soon as practicable, but in no event later than 12 months following the date that all Assets are transferred to the Acquiring Fund, the Acquired Fund will be terminated as a series of the Trust and the Trust will be completely dissolved under Delaware law.

(aa)           The fair market value of the Assets will equal or exceed the sum of the Liabilities assumed by the Acquiring Fund plus the amount of Liabilities, if any, that are secured by the Assets.

(bb)           The Acquired Fund has no unamortized or unpaid organizational fees or expenses that have not previously been disclosed in writing to Forum.

(cc)           The Acquired Fund has valued, and will continue to value, its portfolio securities and other assets in accordance with applicable legal requirements.

(dd)           The Acquired Fund’s investment operations from inception to the date hereof have been in compliance in all material respects with the investment policies and investment restrictions set forth in the Acquired Fund’s Prospectus, except as previously disclosed in writing to Forum.

(ee)           The Acquiring Fund Shares to be issued to the Acquired Fund pursuant to paragraph 1 will not be acquired for the purpose of making any distribution thereof other than to the Acquired Fund Shareholders as provided in paragraph 1.4.

(ff)           No expenses incurred by the Acquired Fund or on its behalf in connection with the Reorganization will be paid or assumed by the Manager, the Acquiring Fund, or any third party unless those expenses are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (“Reorganization Expenses”), and no cash or property other than Acquiring Fund Shares will be transferred to the Acquired Fund or any of its shareholders with the intention that it be used to pay any expenses (even Reorganization Expenses) thereof.

(gg)           The Acquired Fund Shareholders will pay their personal expenses (such as fees of personal investment or tax advisers for advice regarding the Reorganization), if any, incurred in connection with the Reorganization.

4.2           REPRESENTATIONS OF FORUM.  Except as has been disclosed to the Trust in a written instrument executed by an officer of Forum, Forum, on behalf of the Acquiring Fund, represents and warrants to the Trust as follows:

(a)           The Acquiring Fund will be duly organized, as of the Effective Time, as a series of Forum, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under Forum’s Trust Instrument (the “Trust Instrument”) to own all of its properties and assets and to carry on its business as it is now being conducted.

(b)           Forum is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect, and the registration of shares of the Acquiring Fund under the 1933 Act is, or will be on or before the Closing Date, in full force and effect.

(c)           No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act and such as may be required by state securities laws;

(d)           The preliminary Prospectus and Statement of Additional Information of the Acquiring Fund filed pursuant to Rule 485(a)(2) of the 1933 Act in an amendment to Forum’s registration statement on Form N-1A (the “Forum Registration Statement”) with the Commission on October 9, 2009, which will become effective prior to the Closing Date, conform and, as of its effective date, will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder and do not and, as of their effective date, will not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

(e)           No consideration other than Acquiring Fund Shares (and the Acquiring Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization.

(f)           There is no plan or intention for the Acquiring Fund to be dissolved or merged into another statutory trust or a corporation or business trust or any “fund” thereof (as defined in Section 851(g)(2) of the Code) following the Reorganization.

(g)           The execution, delivery and performance of this Agreement will not result in a material violation of the Trust Instrument or Forum’s By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which Forum, on behalf of the Acquiring Fund, is a party or by which it is bound, other than as disclosed in writing to the Trust.

(h)           The execution, delivery and performance of this Agreement will not result in the acceleration of any obligation, or the imposition of any penalty, under any agreement, indenture, instrument, contract, lease, other undertaking, judgment or decree to which Forum, on behalf of the Acquiring Fund, is a party or by which it is bound that would materially and adversely affect its business or its ability to consummate the transactions contemplated by this Agreement, other than as disclosed in writing to the Trust.

(i)           Except as otherwise disclosed in writing to and accepted by the Trust, no litigation, administrative proceeding, action, or investigation of or before any court, governmental body, or arbitrator is presently pending or, to the best of its knowledge, threatened against Forum or the Acquiring Fund that, if adversely determined, would materially and adversely affect the Acquiring Fund’s financial condition, the conduct of its business, or its ability to consummate the transactions contemplated by this Agreement.  Forum, on behalf of the Acquiring Fund, knows of no facts that are reasonably likely to form the basis for the institution of such litigation, proceeding, action, or investigation and is not a party to or subject to the provisions of any order, decree, judgment, or award of any court, governmental body, or arbitrator that materially and adversely affects the Acquiring Fund’s business or its ability to consummate the transactions contemplated herein.

(j)           The Acquiring Fund was formed for the purpose of effecting the Reorganization and, prior to the Closing, will have not commenced operations or carried on any business activity, will have had no assets or liabilities, will never have had an operating business, and will have no issued or outstanding shares other than with respect to the Initial Share (as defined in paragraph 6.4).

(k)           Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement will be on or before the Closing Date, duly and validly issued and outstanding, fully paid and non-assessable and will be offered and sold in compliance in all material respects with applicable registration or qualification requirements of the 1933 Act and state securities laws.  The Acquiring Fund has no outstanding options, warrants or other rights to subscribe for or purchase any shares of the Acquiring Fund, including the Acquiring Fund Shares, and has no outstanding securities convertible into any such shares.

(l)           The execution, delivery and performance of this Agreement will have been duly authorized prior to the Closing Date by all necessary action on the part of the Board of Forum, on behalf of the Acquiring Fund; and subject to approval by the Acquired Fund’s shareholders and assuming the due authorization, execution, and delivery of this Agreement by the Trust, this Agreement constitutes a valid and binding obligation of Forum with respect to the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(m)           The information to be furnished by Forum for use in no-action letters, applications for orders, registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities laws and other laws and regulations.

(n)           From the effective date of the Registration Statement through the time of the meeting of the Acquired Fund’s shareholders and on the Closing Date, any written information furnished by Forum with respect to the Acquiring Fund for use in the Proxy Statement/Prospectus, the Registration Statement or any other materials provided in connection with the Reorganization does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not materially misleading.

(o)           The Acquiring Fund has no unamortized or unpaid organizational fees or expenses.

(p)           The Acquiring Fund will be a “fund” (as defined in Section 851(g)(2) of the Code), will qualify for treatment under Subchapter M of the Code as a RIC in the future, and, from the date of this Agreement until the Closing Date, shall not take any action inconsistent with such efforts to qualify for treatment as a RIC in the future.

(q)           The fair market value of the Acquiring Fund Shares received by each Acquired Fund Shareholder will be equal to the fair market value of the Acquired Fund Shares actually or constructively surrendered in the exchange.

(r)           Immediately following consummation of the Reorganization, (i) the Acquired Fund Shareholders will own all the Acquiring Fund Shares and will own those shares solely by reason of their ownership of the Acquired Fund Shares immediately before the Reorganization and (ii) the Acquiring Fund will hold the same assets and be subject to the same liabilities that the Acquired Fund held or was subject to immediately before the Reorganization; and the amount of all redemptions and distributions (other than regular, normal dividends) the Acquired Fund makes immediately preceding the Reorganization will, in the aggregate, constitute less than 1% of its net assets.

ARTICLE V

COVENANTS

5.1           OPERATION IN ORDINARY COURSE.  The Acquired Fund will operate its business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include payment of customary dividends and other distributions and shareholder redemptions.

5.2           APPROVAL OF SHAREHOLDERS.  The Trust will call a special meeting of the Acquired Fund’s shareholders to consider and act upon this Agreement.

5.3           ADDITIONAL INFORMATION.  The Trust will assist Forum in obtaining such information as Forum reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.4           FURTHER ACTION.  Subject to the provisions of this Agreement, each Investment Company will take or cause to be taken, all action, and do or cause to be done, all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.5           STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty (60) days after the Closing Date, the Trust shall furnish Forum, in such form as is reasonably satisfactory to Forum, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, which statement will be reviewed by Briggs, Bunting & Dougherty, LLP and certified by the Trust’s Treasurer.

5.6           PREPARATION OF FORM N-14 REGISTRATION STATEMENT.  Forum will prepare and file with the Commission a registration statement on Form N-14 (the “Registration Statement”) under the 1933 Act, relating to the Acquiring Fund Shares, which, without limitation, shall include a proxy statement of the Acquired Fund and the prospectus of the Acquiring Fund relating to the Reorganization (the “Proxy Statement/Prospectus”) subject to approval of Board of the Trust, which shall not be unreasonably withheld.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act.  The Trust will provide Forum with the materials and information necessary to prepare the Proxy Statement/Prospectus for inclusion in the Registration Statement in connection with the meeting of the Acquired Fund’s shareholders to consider and act on this Agreement and the transactions contemplated herein.  Forum agrees to use all commercially reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and any state blue sky or securities laws as it may deem appropriate in order for the Acquiring Fund to operate after the Closing Date.

5.7           LIQUIDATING DISTRIBUTION.  As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to the Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8           FULFILLMENT OF CONDITIONS.  Each Investment Company shall use its commercially reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9           DELIVERY OF INSTRUMENTS.  Each Investment Company, on behalf of its Fund, covenants that it will, from time to time, as and when reasonably requested by the other Investment Company, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as such other Investment Company, on behalf of its Fund, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Trust’s title to and possession of the Acquiring Fund Shares to be delivered hereunder and (b) Forum’s, on behalf of the Acquiring Fund, title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

5.10           REORGANIZATION UNDER THE CODE.  It is the intention of the parties that the Reorganization will qualify as a reorganization within the meaning of Section 368(a) of the Code.  Neither Investment Company shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return) that is inconsistent with such treatment or results in the failure of the Reorganization to qualify as such a reorganization.

5.11           INDEMNIFICATION.

(a)           Forum agrees to indemnify and hold harmless the Trust and each of the Trust’s officers and Trustees (for purposes of this sub-paragraph 5.11(a), the “Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, the Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by Forum of any of its representations, warranties, covenants or agreements set forth in this Agreement or as a result of any willful misconduct or gross negligence by Forum in the performance (or failure to perform) of Forum’s obligations under this Agreement.  The Indemnified Parties will notify Forum in writing within ten (10) days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Parties as to any matters covered by this sub-paragraph 5.11(a).  Forum shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this sub-paragraph 5.11(a) or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if Forum elects to assume such defense, Forum’s obligation under this sub-paragraph 5.11(a) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that Forum will pay in the first instance any losses, claims, damages, liabilities and expenses required to be paid by it under this sub-paragraph 5.11(a) without the necessity of the Indemnified Parties’ first paying the same.

(b)           The Trust agrees to indemnify and hold harmless Forum and each of Forum’s officers and Trustees (for purposes of this sub-paragraph 5.11(b), the “Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which, jointly or severally, the Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any breach by the Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement or as a result of any willful misconduct or gross negligence by the Trust in the performance (or failure to perform) of the Trust’s obligations under this Agreement.  The Indemnified Parties will notify the Trust in writing within ten (10) days after the receipt by any one or more of the Indemnified Parties of any notice of legal process or any suit brought against or claim made against such Indemnified Parties as to any matters covered by this sub-paragraph 5.11(b).  The Trust shall be entitled to participate at its own expense in the defense of any claim, action, suit or proceeding covered by this sub-paragraph 5.11(b) or, if it so elects, to assume at its expense by counsel satisfactory to the Indemnified Parties the defense of any such claim, action, suit or proceeding, and if the Trust elects to assume such defense, the Trust’s obligation under this sub-paragraph 5.11(b) to indemnify and hold harmless the Indemnified Parties shall constitute a guarantee of payment so that the Trust will pay in the first instance any losses, claims, damages, liabilities and expenses required to be paid by it under this sub-paragraph 5.11(b) without the necessity of the Indemnified Parties’ first paying the same.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST

The obligations of the Trust to consummate the transactions provided for herein shall be subject, at its election, to the performance by Forum of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

6.1           All representations, covenants, and warranties of Forum contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  Forum shall have delivered to the Trust at the Closing a certificate executed in the Acquiring Fund’s name by Forum’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to the Trust and dated as of the Closing Date, to such effect and as to such other matters as the Trust shall reasonably request.

6.2           The Trust shall have received on the Closing Date an opinion from K&L Gates LLP, counsel to Forum (“Forum’s Counsel”), dated as of the Closing Date, in a form reasonably satisfactory to the Trust, covering the following points:

(a)           The Acquiring Fund is a series of shares of Forum duly established and designated by the Trust Instrument.  Forum is a statutory trust validly existing and in good standing under the Delaware Statutory Trust Act.  The Trust Instrument provides Forum with the statutory trust power necessary for it to own its properties and assets and conduct its business as described in the Registration Statement.

(b)           Forum is registered with the Commission as an investment company under the 1940 Act.  Based solely on telephonic advice by staff of the Commission, the Registration Statement has been declared effective by the Commission under the 1933 Act.  To the knowledge of Forum’s Counsel, based solely on a telephone conversation with staff of the Commission, Forum’s Counsel is not aware of any stop order suspending the effectiveness of the Registration Statement, and, to the knowledge of Forum’s Counsel, no stop order proceedings for such purpose are pending by the Commission.

(c)           The execution, delivery and performance of this Agreement have been duly authorized by all necessary statutory trust action by Forum on behalf of the Acquiring Fund, this Agreement has been duly executed and delivered by Forum on behalf of the Acquiring Fund, and, assuming that the Registration Statement and the Proxy Statement/Prospectus comply with the 1933 Act, the 1934 Act, and the 1940 Act, this Agreement constitutes a valid and binding obligation of Forum and the Acquiring Fund, enforceable against Forum and the Acquiring Fund in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)           The Acquiring Fund Shares to be delivered pursuant to this Agreement are duly authorized and, when issued in accordance with this Agreement, will be validly issued, fully paid and non-assessable.

(e)           To the knowledge of Forum’s Counsel, no consent, approval, authorization or order of or filing with any federal or Delaware court or governmental authority is required for Forum’s execution and delivery of this Agreement, and the receipt of the Assets and the assumption of the Liabilities by the Acquiring Fund in accordance with this Agreement, other than (a) those that have been obtained under the 1933 Act, the 1934 Act or the 1940 Act, and (b) those that may be required under state securities or blue sky laws (as to which Forum’s Counsel need express no opinion).

(f)           The execution and delivery of this Agreement did not, and the receipt of the Assets and the assumption of the Liabilities by the Acquiring Fund in accordance with this Agreement will not, violate the Trust Instrument or Forum’s By-laws.

6.3           The post-effective amendment to the Forum Registration Statement filed by Forum with the Commission with respect to the Acquiring Fund has been declared effective by the Commission.

6.4           Prior to the Closing Date, Forum shall have authorized the issuance of and shall have issued an Acquiring Fund Share (the “Initial Share”) to Foreside Fund Services, LLC (“Foreside”) in consideration of the payment of a reasonable offering price of such Initial Share, as determined by Forum’s Board, for the purpose of enabling Foreside to vote to (a) approve the investment management agreement between Forum, on behalf of the Acquiring Fund, and the Manager, (b) approve any plan adopted by the Acquiring Fund pursuant to Rule 12b-1 under the 1940 Act, and (c) take such other steps related to the inception, establishment and organization of the Acquiring Fund as deemed necessary or appropriate by the Boards in order to conform the Acquiring Fund to the description of the Acquiring Fund included in the Proxy Statement/Prospectus.  At or before the Effective Time, the Initial Share shall be redeemed by the Acquiring Fund for the price at which it is issued.

6.5           The Investment Companies shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued pursuant to paragraph 1.1(a) in connection with the Reorganization.

6.6           Forum, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by Forum, on behalf of the Acquiring Fund, on or before the Closing Date.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF FORUM

The obligations of Forum to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Trust of all the obligations to be performed by it pursuant to this Agreement on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.1           All representations, covenants, and warranties of the Trust contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Trust shall have delivered to Forum at the Closing a certificate executed in the Acquired Fund’s name by the Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance reasonably satisfactory to Forum and dated as of the Closing Date, to such effect and as to such other matters as Forum shall reasonably request.

7.2           Forum shall have received on the Closing Date an opinion from Greenberg Traurig, LLP, counsel to the Trust (the “Trust’s Counsel”), dated as of the Closing Date, in a form reasonably satisfactory to Forum, covering the following points:

(a)           The Trust is a statutory trust validly existing and in good standing under the Delaware Statutory Trust Act.  The Declaration of Trust provides the Trust with the statutory trust power necessary for it to own its properties and assets and conduct its business as described in its registration statement on Form N-1A, as amended.

(b)           The Trust is registered with the Commission as an investment company under the 1940 Act, and such registration statement is in full force and effect.

(c)           The execution, delivery and performance of this Agreement have been duly authorized by all necessary statutory trust action by the Trust, this Agreement has been duly executed and delivered by the Trust, and, assuming that the Registration Statement and the Proxy Statement/Prospectus comply with the 1933 Act, the 1934 Act, and the 1940 Act, this Agreement constitutes a valid and binding obligation of the Trust, enforceable against the Trust in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights generally and to general equity principles.

(d)           To the knowledge of the Trust’s Counsel, no consent, approval, authorization or order of or filing with any federal or Delaware court or governmental authority is required for the Trust’s execution and delivery of this Agreement, and the transfer of the Assets to the Acquiring Fund in accordance with this Agreement, other than (a) those that have been obtained under the 1933 Act, the 1934 Act or the 1940 Act, and (b) those that may be required under state securities or blue sky laws (as to which the Trust’s Counsel need express no opinion).

(e)           The execution and delivery of this Agreement did not, and the transfer of the Assets to the Acquiring Fund and the performance by the Trust of its other obligations under this Agreement will not, violate the Declaration of Trust or the Trust’s By-laws.

7.3           The Trust shall have delivered to Forum a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the adjusted tax basis and holding period of such securities by lot, as of the Closing Date, certified by the President or Vice-President and the Treasurer of the Trust.

7.4           The Investment Companies shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued pursuant to paragraph 1.1(a) in connection with the Reorganization.

7.5.           The Trust shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Trust on or before the Closing Date.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE INVESTMENT COMPANIES

If any of the conditions set forth below does not exist on or before the Closing Date with respect to either Investment Company, the other Investment Company shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1           This Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with Delaware law and the provisions of the Declaration of Trust and the Trust’s By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to Forum.  Notwithstanding anything herein to the contrary, neither Investment Company may waive the conditions set forth in this paragraph 8.1.

8.2           This Agreement and the transactions contemplated herein shall have been approved by the Board of each Investment Company, and each Investment Company shall have delivered to the other a copy of the resolutions approving this Agreement adopted by its Board, certified by the Secretary or equivalent officer.

8.3           On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

8.4           All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of state blue sky securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of either Fund, provided that either party hereto may waive any such conditions for itself.

8.5           The amendment to the Forum Registration Statement with respect to the Acquiring Fund referred to in paragraph 4.2(d) shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the Investment Companies, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.6           The Investment Companies shall have received an opinion of Forum’s Counsel, dated as of the Closing Date and addressed to them, as to the federal income tax consequences mentioned below (the “Tax Opinion”).  In rendering the Tax Opinion, Forum’s Counsel may rely as to factual matters, exclusively and without independent verification, on the representations and warranties made in this Agreement, which Forum’s Counsel may treat as representations and warranties made to it, and, if Forum’s Counsel requests, on representations and warranties made in separate letters addressed to it (collectively, the “Representations”).  The Tax Opinion shall be substantially to the effect that, based on the facts and assumptions stated therein and conditioned on the Representations’ being true and complete at the Effective Time and consummation of the Reorganization in accordance with this Agreement (without the waiver or modification of any terms or conditions hereof and without taking into account any amendment hereof that Forum’s Counsel has not approved), for federal income tax purposes:

(a)           The transfer of all of the Assets in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities (followed by the distribution of those Acquiring Fund Shares to the Acquired Fund Shareholders and the termination of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and each Fund will be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

(b)           No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities.

(c)           No gain or loss will be recognized by the Acquired Fund upon the transfer of the Assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Liabilities or upon the distribution of those Acquiring Fund Shares to the Acquired Fund Shareholders in exchange (whether actual or constructive) for such shareholders’ Acquired Fund Shares.

(d)           No gain or loss will be recognized by the Acquired Fund Shareholders upon the exchange (whether actual or constructive) of their Acquired Fund shares for Acquiring Fund Shares in the Reorganization.

(e)           The aggregate tax basis of Acquiring Fund Shares received by an Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares exchanged (whether actual or constructive) therefor by such shareholder.  The holding period of Acquiring Fund Shares received by an Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged (whether actual or constructive) therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the Effective Time.

(f)           The Acquiring Fund’s tax basis of each Asset will be the same as the Acquired Fund’s tax basis of such Asset immediately prior to the Reorganization.  The holding period of each Asset in the hands of the Acquiring Fund will include the period during which that Asset was held by the Acquired Fund.

(g)           For purposes of Section 381 of the Code, the Acquiring Fund will be treated just as the Acquired Fund would have been treated if there had been no Reorganization.  Accordingly, the Reorganization will not result in the termination of the Acquired Fund’s taxable year and the part of the Acquired Fund’s taxable year before the Reorganization will be included in the Acquiring Fund’s taxable year after the Reorganization.  The Acquiring Fund will succeed to and take into account the items of the Acquired Fund described in Section 381(c) of the Code, subject to any applicable conditions and limitations specified in Sections 381, 382, 383 and 384 of the Code and the Regulations thereunder.

Notwithstanding subparagraphs (b) and (f), the Tax Opinion may state that no opinion is expressed as to the effect of the Reorganization on the Funds or any Acquired Fund Shareholder with respect to any Asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting.  Each Investment Company will cooperate to make and certify the accuracy of its Representations.  Notwithstanding anything herein to the contrary, neither Investment Company may waive the condition set forth in this paragraph 8.6.

8.7           Prior to the Closing, Forum’s Board shall have approved an investment management agreement between Forum, on behalf of the Acquiring Fund, and the Manager.

ARTICLE IX

EXPENSES

9.1           Except as otherwise provided for herein and subject to complying with the representations contained in paragraph 4.1(ff), the Manager, or an affiliate thereof, shall bear all expenses of the transactions contemplated by this Agreement.  Such expenses include (a) expenses associated with the preparation and filing of the Registration Statement (including the Proxy Statement/Prospectus), (b) postage, (c) printing, (d) accounting fees, (e) audit and legal fees, including reasonable fees for this transaction of the Trust’s Counsel and counsel of Forum’s Independent Trustees, and (f) costs of soliciting proxies.  The Manager, or an affiliate thereof, shall remain liable for expenses, regardless of whether the transactions contemplated by this Agreement occur, and this paragraph 9.1 shall survive the Closing and any termination of this Agreement, pursuant to paragraph 11.1.  Notwithstanding the foregoing, expenses shall be paid by the party directly incurring them if and to the extent that the payment thereof by another person would result in that party’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL; CONFIDENTIALITY

10.1           Forum, on behalf of the Acquiring Fund, and the Trust agree that neither has made to the other any representation, warranty and/or covenant not set forth herein and that this Agreement constitutes the entire agreement among the parties.

10.2           The representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement shall survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, and the obligations of Forum, on behalf of the Acquiring Fund, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

10.3           Each Investment Company agrees to treat confidentially and as proprietary information of the other Investment Company all records and other information, including any information relating to portfolio holdings, of its Fund and not to use such records and information for any purpose other than the performance of its duties under this Agreement; provided, however, that after prior notification of and written approval by an Investment Company (which approval shall not be withheld if the other Investment Company would be exposed to civil or criminal contempt proceedings for failure to comply when requested to divulge such information by duly constituted authorities having proper jurisdiction, and which approval shall not be withheld unreasonably in any other circumstance), the Investment Company may disclose such records and/or information as so approved.

ARTICLE XI

TERMINATION

11.1           This Agreement may be terminated by the mutual agreement of Forum and the Trust.  In addition, either Forum or the Trust may at its option terminate this Agreement, by written notice to the other, at or prior to the Closing Date due to:

(a)           a breach by the other of any representation, warranty, or agreement contained herein to be performed at or prior to the Closing Date, if not cured within 30 days of written notice thereof;

(b)           a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

(c)           a determination by the party’s Board that the consummation of the transactions contemplated herein is not in the best interest of the party.

11.2           In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, Forum or the Trust, or the respective Trustees or officers to the other party or its Trustees or officers, but paragraph 9.1 shall continue to apply.

ARTICLE XII

AMENDMENTS AND NOTICES

12.1           This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the authorized officers of the Investment Companies; provided, however, that following the meeting of the Acquired Fund’s shareholders called by the Trust pursuant to paragraph 5.2, no such amendment may have the effect of changing the provisions hereof to the detriment of such shareholders without their further approval.

12.2           Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, personal service or prepaid or certified mail addressed:

In the case of the TRUST, to:
The Lou Holland Trust
c/o Holland Capital Management LLC
One North Wacker Drive, Suite 700
Chicago, IL 60606
Attn: President

In the case of FORUM, to:
Forum Funds
Attn: Stacey E. Hong
Three Canal Plaza, Suite 600
Portland, ME 04101

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1           The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2           This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3           This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, without giving effect to the conflicts of laws provisions thereof; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

13.4           This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5           It is expressly agreed that the obligations of Forum hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents, or employees of Forum personally but shall bind only the trust property of the Acquiring Fund, as provided in the Trust Instrument.  The execution and delivery of this Agreement have been authorized by the Trustees of Forum on behalf of the Acquiring Fund and signed by authorized officers of Forum, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the trust property of the Acquiring Fund as provided in the Trust Instrument.

13.6           It is expressly agreed that the obligations of the Trust hereunder shall not be binding upon any of the Trustees, shareholders, officers, agents, or employees of the Trust personally but shall bind only the trust property of the Trust, as provided in the Declaration of Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Trust and signed by authorized officers of the Trust, acting as such.  Such authorization by such Trustees and such execution and delivery by such officers shall not be deemed to have been made by any of them individually or to impose any liability on any of them personally but shall bind only the trust property of the Trust as provided in the Declaration of Trust.

***Signature Page Follows***

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

FORUM FUNDS, on behalf of its series, Lou Holland Growth Fund

By:
Name:       Stacey E. Hong
Title:           President

THE LOU HOLLAND TRUST, on behalf of itself and its sole series, the Lou Holland Growth Fund

By:
Name:
Title:           President

HOLLAND CAPITAL MANAGEMENT LLC, with respect to
Paragraph 9.1 only

By:
Name:
Title:           President

APPENDIX B

OWNERSHIP OF SHARES OF THE FUND

As of the Record Date, the Fund’s shareholders of record and/or beneficial owners (to the Trust’s knowledge) who owned 5% or more of each class of the Fund’s shares are set forth below:

Name and Address	Class	No. of Shares Owned	% of Shares

[As of the Record Date, [    ] shareholders may be deemed to “control” the Fund.  “Control” for this purpose is the ownership of more than 25% of the Fund’s voting securities.

As of the Record Date, the Officers and Trustees of the Trust, as a group, owned of record and beneficially [          ] of the outstanding voting securities of the Fund.]

B-1

APPENDIX C

VALUATION, PURCHASE, REDEMPTION AND TAX INFORMATION

FOR THE NEW FUND

Valuation of New Fund Shares

The New Fund calculates its NAV as of the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern time) on each weekday except days when the NYSE is closed.  The time at which the NAV is calculated may change in case of an emergency, if deemed appropriate by the New Fund’s officers.

The NAV of the New Fund is determined by taking the market value of the total assets of the class, subtracting the liabilities of the class, and then dividing the result (net assets) by the number of outstanding shares of the New Fund class.  Because the New Fund may invest in securities that trade on foreign securities markets on days other than a business day, the value of the New Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem shares.

The New Fund values securities for which market quotations are readily available at current market value other than certain short-term securities which are valued at amortized cost.  Exchange traded securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE (normally 4:00 p.m. Eastern time) on the business day.  In the absence of sales, such securities are valued at the mean of the last bid and asked price.  Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price.  Fixed income securities may be valued at prices supplied by the New Fund’s pricing agent based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  Investments in other open-end regulated investment companies are valued at their NAV.

The New Fund values securities at fair value pursuant to procedures (“Procedures”) adopted by the Board if market quotations are not readily available or the Adviser believes that the prices or values available are unreliable.  Market quotations may not be readily available or may be unreliable.  The Board has delegated fair value determinations to a Valuation Committee composed of members of the Board, the Trust’s Principal Financial Officer, a representative of the Administrator and, if needed, a portfolio manager or a senior representative of the Adviser, when the New Fund’s securities require fair valuation.  Market quotations may not be readily available or may be unreliable if, among other things: (i) the exchange on which a security is principally traded closes early; (ii) trading in a security is halted during the day and does not resume prior to the time as of which the New Fund calculates its NAV; or (iii) events occur after the close of the securities markets on which the New Fund’s portfolio securities primarily trade but before the time as of which the New Fund calculates its NAV. Fair valuation has the effect of updating security prices to reflect market value based on, among other things, the recognition of a significant event.  Fair value pricing is based on subjective factors. As a result, the fair value price for a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

NYSE Holiday Schedule. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.  Exchange holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.

To the extent the New Fund’s portfolio investments trade in markets on days when the New Fund is not open for business, the New Fund’s assets may vary on those days. In addition, trading in certain portfolio investments may not occur on days the New Fund is open for business because markets or exchanges other than the NYSE may be closed. If the exchange or market on which the New Fund’s underlying investments are primarily traded closes early, the NAV may be calculated prior to its normal market calculation time. For example, the primary trading markets for the New Fund may close early on the day before certain holidays and the day after Thanksgiving.

Transactions Through Third Parties

If you invest through a broker or other financial institution, the policies and fees charged by that institution may be different than those of the New Fund.  These financial institutions may charge transaction fees and may set different minimum investments or limitations on buying or selling shares.  These institutions may also provide you with certain shareholder services such as periodic account statements and trade confirmations summarizing your investment activity.  Consult a representative of your financial institution for more information.

The New Fund or any of its agents may enter into arrangements with a financial institution under which such party, at its own expense, will pay the financial institution a fee for providing distribution related services and/or for performing certain administrative and transfer agency servicing functions (such as sub-transfer agency, record-keeping or shareholder communication services) for the benefit of New Fund shareholders.  Such payments by such party may create an incentive for these financial institutions to recommend that you purchase New Fund shares.

Anti-Money Laundering Program

Anti-Money Laundering Program. Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under Federal law.  The Trust has adopted an Anti-Money Laundering Program designed to prevent the New Fund from being used for money laundering or the financing of terrorist activities.  In this regard, the New Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order or (ii) to freeze any account and/or suspend account services.  These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the New Fund or in cases when the New Fund is requested or compelled to do so by governmental or law enforcement authority or applicable law.  If your account is closed at the request of governmental or law enforcement authority your shares in the New Fund will be sold. You may not receive proceeds of such sale because the New Fund may be required to withhold such proceeds.

Account Application and Customer Identity Verification

To help the government fight the funding of terrorism and money laundering activities, Federal law requires financial institutions to, among other measures, obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the New Fund will ask for your first and last name, taxpayer identification number, physical street address, date of birth, and other information or documents that will allow us to identify you.

If you do not supply the required information, the New Fund will attempt to contact you or, if applicable, your broker.  If the New Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in proper form and includes all required information, your application will normally be accepted and your order will be processed at the NAV next calculated after receipt of your application and investment amount. Once your application is accepted, the New Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases such as consumer reports from credit reporting agencies.

The New Fund will try to verify your identity within a timeframe established in its sole discretion. If the New Fund cannot do so, the New Fund reserves the right to close your account. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any sales charges or redemption fees assessed.  If the New Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

The New Fund may reject your application under the Trust’s Anti-Money Laundering Program. Under this program, your money may not be returned to you if your account is closed at the request of governmental or law enforcement authorities.

Policy on Prohibition of Foreign Shareholders

The New Fund requires that all shareholders be U.S. persons with a valid U.S. taxpayer identification number to open an account with the Fund.

Portfolio Holdings

A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the New Fund’s SAI, which can be found on the New Fund’s website.

Limitations on Frequent Purchases and Redemptions

The Board has adopted policies and procedures with respect to frequent purchases and redemptions of Fund shares by New Fund shareholders. It is the New Fund’s policy to discourage short-term trading.  Frequent trading in the New Fund, such as by traders seeking short-term profits from market momentum, time zone arbitrage, and other timing strategies may interfere with the management of the New Fund’s portfolio and result in increased administrative and brokerage costs and a potential dilution in the value of Fund shares.  As money is moved in and out, the New Fund may incur expenses buying and selling portfolio securities and these expenses are borne by New Fund shareholders.  The New Fund does not permit market timing and will not knowingly accommodate trading in Fund shares in violation of these policies.

Focus is placed on identifying redemption transactions that may be harmful to the New Fund or its shareholders if they are frequent.  These transactions are analyzed for offsetting purchases within a pre-determined period of time.  If frequent trading trends are detected, an appropriate course of action is taken.  The New Fund reserves the right to cancel, restrict, or reject without any prior notice, any purchase order, including transactions representing excessive trading, transactions that may be disruptive to the management of the New Fund’s portfolio, and purchase orders not accompanied by payment.

Because the New Fund receives purchase and sale orders through financial intermediaries that use omnibus or retirement accounts, the New Fund cannot always detect frequent purchases and redemptions.  As a consequence, the New Fund’s ability to monitor and discourage abusive trading practices in such accounts may be limited.

The New Fund’s investment in foreign securities may make the New Fund more susceptible to the risk of market timing activities because of price differentials that may be reflected in the NAV of the New Fund’s shares. The New Fund generally prices its foreign securities using their closing prices from the foreign markets in which they trade, typically prior to the New Fund’s calculation of its NAV. These prices may be affected by events that occur after the close of a foreign market but before the New Fund prices its shares. Although the New Fund may fair value foreign securities in such instances and not withstanding other measures the New Fund may take to discourage frequent purchases and redemptions, investors may engage in frequent short-term trading to take advantage of any arbitrage opportunities in the pricing of the New Fund’s shares. There is no assurance that fair valuation of securities can reduce or eliminate market timing.

The investment in securities of mid-capitalization companies may make the New Fund more susceptible to market timing as shareholders may try to capitalize on the market volatilities of such securities and the effect of the volatilities on the value of Fund shares. The New Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the New Fund or its operations.

Purchase and Redemption of New Fund Shares

YOUR ACCOUNT

How to Contact the Fund

Write to us at:

Lou Holland Growth Fund
P.O. Box 588
Portland, Maine 04112

Overnight address:

Lou Holland Growth Fund
c/o Atlantic Fund Administration, LLC
Three Canal Plaza, Ground Floor
Portland, Maine 04101

Telephone us at:

Number (toll free)

Email  us at:

www.hollandcap.com

Wire investments (or ACH payments) to:

Please contact the Transfer Agent at Fund Phone Number to obtain The ABA routing number and the account number for the Fund.

General Information. You may purchase or sell (redeem) shares of the Fund on each weekday that the New York Stock Exchange (“NYSE”) is open.  Under unusual circumstances, the Fund may accept and process shareholder orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

You may purchase or sell (redeem) shares at the NAV next calculated after the transfer agent receives your request in proper form (as described in this Prospectus on pages 10 through 16).  If the transfer agent receives your purchase or redemption request in proper form by 4:00 p.m., Eastern Time, your transaction will price at the NAV of the Fund the same business day; if the transfer agent receives your request after 4:00 p.m., Eastern Time, your transaction will price at the NAV of the Fund the next business day.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter and a confirmation of each transaction.  Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statement.  You should verify the accuracy of all transactions in your account as soon as you receive your confirmation and quarterly statements.

The Fund reserves the right to waive minimum investment amounts and may temporarily suspend (during unusual market conditions) or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone redemption privileges.

The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect the Fund or its operations.

Investment Procedures:

How to Open an Account	How to Add to Your Account
Through a Financial Institution • Contact your adviser using the method that is most convenient for you	Through a Financial Institution • Contact your adviser using the method that is most convenient for you
By Check
• Call us or write us, or visit www.hollandcap.com for an account application
• Complete the application (and other required documents)
• Mail us your application (and other required documents) and a check
By Check • Fill out an investment slip from a confirmation or write us a letter • Write your account number on your check • Mail us the slip (or your letter) and the check
By Wire
• Call us or write us, or visit www.hollandcap.com for an account application
• Complete the application (and other required documents)
• Call us to fax the completed application (and other required documents) and we will assign you an account number
• Mail us your original application (and other required documents)
• Instruct your financial institution to wire your money to us
By Wire • Instruct your financial institution to wire your money to us

How to Open an Account	How to Add to Your Account
By ACH Payment
• Call us or write us, or visit www.hollandcap.com for an account application
• Complete the application (and other required documents, if applicable).
• Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number.
• Mail us your original application (and other required documents, if applicable).
• We will electronically debit your purchase proceeds from the financial institution account identified on your account application.

By ACH Payment Call to request a purchase by ACH Payment We will electronically debit your purchase proceeds from the financial institution account identified on your account application.

BUYING NEW FUND SHARES

How to Make Payments.  Unless purchased through a third party financial institution, all investments must be made by check, ACH or wire.  All checks must be payable in U.S. dollars and drawn on U.S. financial institutions.  In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures adopted on behalf of the New Fund, the New Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft or traveler’s check).  The New Fund and the Adviser also reserve the right to accept in-kind contributions of securities in exchange for shares of the New Fund.

Checks.  Checks must be made payable to “Lou Holland Growth Fund” or to one or more owners of the account and endorsed to “Lou Holland Growth Fund.”  For individual, sole proprietorship, joint, Uniform Gift to Minors Act (“UGMA”) and Uniform Transfer to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “Lou Holland Growth Fund.”  A $20 charge may be imposed on any returned checks.

ACH.  Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which allows banks to process checks, transfer funds and perform other tasks.  Your financial institution may charge you a fee for this service.

Wires.  Instruct your financial institution with whom you have an account to make a Federal Funds wire payment to us.  Your financial institution may charge you a fee for this service.

Minimum Investments. The New Fund accepts investments in the following minimum amounts:

Initial Minimum Investment
Type of Account	A Shares	C Shares	Institutional Shares	Investor Shares
Regular Accounts	$1,000	$1,000	$100,000	$1,000
Retirement Accounts	$250	$250	$100,000	$250
Automatic Investment Plan (“AIP”)	$250	$250	$100,000	$250

Minimum Additional Investment
Type of Account	A Shares	C Shares	Institutional Shares	Investor Shares
Regular Accounts	$50	$50	$1,000	$50
Retirement Accounts	$50	$50	$250	$50
Automatic Investment Plan (“AIP”)	$50	$50	$250	$50

If deemed appropriate by the Trust officers, the New Fund may waive investment minimum requirements.

Systematic Investments.  You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed four investments per month.  Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $50 per occurrence.

Canceled or Failed Payments. The New Fund accepts checks and ACH transfers at full value subject to collection. If the New Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of notification from your bank that you funds did not clear.  You will be responsible for any actual losses or expenses incurred by the New Fund or the transfer agent, and the New Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement.  The New Fund and its agents have the right to reject or cancel any purchase due to nonpayment.

Selling Shares.  The New Fund processes redemption orders received in good order at the next calculated NAV.  Under normal circumstances, the New Fund will send redemption proceeds to you within a week. If the New Fund has not yet collected payment for the shares you are selling, it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

How to Sell Shares from Your Account
Through a Financial Institution •Contact your adviser using the method that is most convenient for you
By Mail
• Prepare a written request including:
• Your name(s) and signature(s)
• Your account number
• The Fund name and class
• The dollar amount or number of shares you want to sell
• How and where to send the redemption proceeds
• Obtain a signature guarantee (if required)
• Obtain other documentation (if required)
• Mail us your request and documentation
By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application)
• Provide the following information:
Your account number
Exact name(s) in which the account is registered
Additional form of identification
• Redemption proceeds will be mailed to you by check or  electronically credited to your account at the financial institution identified on your account application
Systematically
• Complete the systematic withdrawal section of the application
• Attach a voided check to your application
• Mail us the completed application
• Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application

Wire Redemption Privileges. You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5000.

Telephone Redemption Privileges. You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Fund by telephone, you may mail your redemption order.

Systematic Withdrawals. You may establish a systematic withdrawal plan to automatically redeem a specified amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. These payments are sent from your account by check to your address of record, or, if you so designate, to your bank account by ACH payment. Systematic withdrawals must be for at least $250 per occurrence.

Signature Guarantee Requirements. To protect you and the Fund against fraud, signatures on certain requests must have a Medallion signature guarantee. A Medallion signature guarantee verifies the authenticity of your signature. You can obtain a Medallion signature guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will need written instructions signed by all registered shareholders, with a Medallion signature guarantee for each shareholder, for any of the following:

•	Written requests to redeem $100,000 or more;

•	Changes to a shareholder’s record name or account registration;

•	Paying redemption proceeds from an account for which the address has changed within the last 30 days;

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record;

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account;

•	Adding or changing ACH or wire instructions, telephone redemption or any other election in connection with your account.

The transfer agent reserves the right to require a Medallion signature guarantee on all redemptions.

Small Accounts. If the value of your account falls below $250, the New Fund may ask you to increase your balance.  If the account value is still below $250 after 60 days, the New Fund retains the right to close your account and send you the proceeds.  There are no minimum balance requirements for qualified retirement plan.  The New Fund will not assess a redemption fee on shares involuntarily redeemed due to low account balances.  The New Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions In Kind.  Pursuant to an election filed with the Securities and Exchange Commission (the “SEC”), the New Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash.  To the extent that a Fund shareholder redeems its Fund holdings in kind, the shareholder assumes any risk of the market price of such securities fluctuating.  In addition, the shareholder will bear any brokerage and related costs in disposing of or selling the portfolio securities it receives from the New Fund.  Please see the Statement of Additional Information for more detail on redemptions in kind.

Lost Accounts.  The transfer agent may consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address.  When an account is “lost,” all distributions on the account will be reinvested in additional New Fund shares.  In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then-current NAV and the checks will be canceled.  However, checks will not be reinvested into accounts with a zero balance, but will be held in an account until the Transfer Agent locates you or the funds escheat to the state of your last known address.

Tax-Favored Retirement Plans. Since the New Fund is oriented to longer-term investments, the New Fund may be an appropriate investment medium for tax-favored retirement plans, including: individual retirement accounts; simplified employee pensions; 401(k) plans; qualified corporate pension and profit-sharing plans (for employees); tax-deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans and accounts. You should contact the transfer agent regarding investment in the New Fund through a retirement plan or account.

Rule 12b-1 Distribution Fees.  The Trust has adopted a Rule 12b-1 plan under which the Investor Shares of the New Fund may pay the Distributor a fee of up to 0.25% of its average daily net assets for distribution services and the servicing of shareholder accounts.  To the extent that the New Fund pays such distribution fees on an ongoing basis, your investment cost over time may be higher than if you were paying other types of sales charges.  The Distributor may pay any fee received under the Rule 12b-1 plan to the Adviser or other financial institutions that provide distribution and shareholder services with respect to Fund shares.

Tax Information

The New Fund generally intends to operate in a manner such that it will not be liable for federal income or excise taxes.

You will generally be taxed on the Fund’s distributions, regardless of whether you reinvest them in additional Fund shares or receive them in cash.  The Fund’s distributions of net investment income (including net short-term capital gain) are taxable to you as ordinary income.  The Fund’s distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares.  Distributions may also be subject to state and local income taxes.  Some Fund distributions may also include nontaxable returns of capital.  Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal income tax rate of 15% (0% for individuals in lower tax brackets) through 2010.  A distribution is treated as qualified dividend income to the extent that the New Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that certain holding period and other requirements are met by the New Fund (with respect to the portfolio securities on which it receives the dividends) and the shareholder (with respect to its Fund shares).

A distribution reduces the NAV of the New Fund’s shares by the amount of the distribution.  If you purchase shares prior to a distribution of net capital gain or net investment income, you are taxed on the distribution even though it represents a return of your investment.

The sale (redemption) of New Fund shares is a taxable transaction for federal income tax purposes.  You will recognize a gain or loss on such a transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the Fund shares.  Such gain or loss will be capital gain or loss if you held your Fund shares as capital assets.  Any capital gain or loss will generally be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale.  Any capital loss arising from the sale of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

The New Fund will be required to withhold federal income tax at a 28% rate on all distributions of net capital gain or net investment income and redemption proceeds (regardless of whether you realize a gain or loss) otherwise payable to you if you fail to provide the New Fund with your correct taxpayer identification number or, with respect to those distributions, if you fail to make required certifications or if you have been notified by the Internal Revenue Service that you are subject to backup withholding.  Backup withholding is not an additional tax.  Rather, any amounts withheld may be credited against your federal income tax liability.

Investment income the New Fund receives from sources within foreign countries may be subject to foreign income taxes withheld at the source.

The New Fund will mail you a statement containing information about the income tax status of distributions paid during a calendar year soon after December 31 of that year.  For further information about the tax effects of investing in the New Fund, including state and local tax matters, please see the SAI and consult your tax adviser.

Dividends and other Distributions of New Fund Shares

           The New Fund declares dividends from net investment income and pays them quarterly.  Any net capital gain and net gains from foreign currency transactions the New Fund realizes are distributed at least annually.

           Most investors have their dividends and capital gain distributions from a fund reinvested in additional shares of the same class of the fund. If you choose this option, or if you do not indicate any choice, your dividends and capital gain distributions will be reinvested in additional New Fund shares. Alternatively, you may choose to have your dividends and capital gain distributions mailed to you or sent directly to your bank account.  If you do not elect to have the proceeds reinvested, and the dividend or distribution amount is less than $10, your proceeds will be automatically reinvested. If five or more of your dividend and capital gain distribution checks remain uncashed after 180 days, all subsequent dividends and capital gain distributions may be reinvested.  For federal income tax purposes, dividends and capital gain distributions are treated the same whether they are received in cash or reinvested.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE NEW FUND

The New Fund will adopt the financial statements of the Fund.  The financial highlights table is intended to help you understand the Fund’s financial performance for the past five (5) years.  Certain information reflects financial results for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and other distributions).  The information for the years ended December 31, 2008, December 31, 2007, and December 31, 2006, has been audited by Deloitte & Touche LLP, an independent registered public accounting firm, whose report, along with the Fund’s financial statements, are included in the Fund’s Annual Report, which is available upon request and on the Fund’s website at www.hollandcap.com/lhgf_perf.html.  The information for the years ended December 31, 2004 and December 31, 2005 was audited by the Fund’s previous independent registered public accounting firm.

	For the Years Ended December 31,
	2008	2007	2006	2005	2004
Per Share Data:
(for a share outstanding throughout the year):
Net asset value, beginning of year	$19.81	$18.65	$17.99	$18.23	$16.58
Income (loss) from investment operations:
Net investment income (loss)(1)	(0.04)	(0.04)	0.02	(0.03)	0.05
Net realized and unrealized gain (loss) on investments	(6.86)	1.79	0.92	(0.12)	1.80
Total from investment operations	(6.90)	1.75	0.94	(0.15)	1.85
Less distributions:
Dividends from net investment income	-	(0.01)	(0.01)	-	(0.05)
Distributions from capital gains	(0.01)	(0.58)	(0.27)	(0.09)	(0.15)
Total distributions	(0.01)	(0.59)	(0.28)	(0.09)	(0.20)
Net asset value, end of year	$12.90	$19.81	$18.65	$17.99	$18.23
Total return	(34.83)%	9.40%	5.23%	(0.80)%	11.21%

Supplemental Data and Ratios:
Net assets, end of year	$33,766,141	$55,703,278	$58,993,382	$40,070,057	$42,143,873
Ratio of expenses to average net assets:
Before expense waiver and reimbursement	1.71%	1.41%	1.47%	1.65%	1.88%
After expense waiver and reimbursement	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of net investment income (loss) to average net assets:
Before expense waiver and reimbursement	(0.61)%	(0.25)%	(0.02)%	(0.47)%	(0.24)%
After expense waiver and reimbursement	(0.25)%	(0.19)%	0.10%	(0.17)%	0.29%
Portfolio turnover rate	34.98%	25.58%	31.64%	30.63%	40.83%

(1)Calculated using the average shares outstanding method.

D-1

Statement of Additional Information

to Combined Proxy Statement/Prospectus

Forum Funds
Lou Holland Growth Fund
Investor Shares (LHGFX)

c/o Atlantic Fund Administration, LLC
P.O. Box 588
Portland, Maine 04101
1-800-295-9779

December 13, 2009

This Statement of Additional Information (“SAI”) is not a prospectus and it should be read in conjunction with the Combined Proxy Statement/Prospectus dated December 13, 2009 (the “Prospectus”), for the Special Meeting of Shareholders of the Lou Holland Growth Fund (the “Fund”) the sole series of The Lou Holland Trust, a Delaware statutory trust, to be held on January 22, 2010. A copy of the Fund’s Combined Proxy Statement/Prospectus is available by calling the above number.

A. Table of Contents

Glossary	3

Investment Policies and Risks	4

Investment Limitations	16

Management	17

Portfolio Transactions	29

Purchase and Redemption Information	33

Taxation	36

Other Matters	42

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS	A-1
APPENDIX B – TRUST PROXY VOTING PROCEDURES	B-1
APPENDIX C – ADVISOR PROXY VOTING PROCEDURES	C-1

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

“Accountant” means Atlantic in its capacity as fund accountant to the Fund.

“Administrator” means Atlantic in its capacity as administrator to the Fund.

“Adviser” means Holland Capital Management LLC, the Fund’s investment adviser.

“Atlantic” means Atlantic Fund Administration, LLC.

 “Board” means the Board of Trustees of the Trust.

“CFTC” means the U.S. Commodity Futures Trading Commission.

 “Code” means the Internal Revenue Code of 1986, as amended, and includes the rules thereunder, IRS interpretations or similar authority upon which the Fund may rely.

“Custodian” means Citibank, N.A..

“Distributor” means Foreside Fund Services, LLC.

“Fund” means the Lou Holland Growth Fund, a series of the Trust.

“Independent Trustee” means a Trustee that is not an interested person of the Trust, as that term is defined in Section 2(a)(19) of the 1940 Act.

“IRS” means the U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a division of The McGraw-Hill Companies.

“Transfer Agent” means Atlantic Shareholder Services, LLC.

“Trust” means Forum Funds, a Delaware statutory trust.

“U.S. Government Securities” means obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, and includes  the rules and regulations promulgated thereunder that are applicable to the Fund.

“1934 Act” means the Securities Exchange Act of 1934, as amended, and includes  the rules and regulations promulgated thereunder that are applicable to the Fund.

“1940 Act” means the Investment Company Act of 1940, as amended, and includes  the rules and regulations promulgated thereunder that are applicable to the Fund.

1. INVESTMENT POLICIES AND RISKS

The Fund is a series of the Trust.  The Fund is classified as diversified for purposes of the 1940 Act.  This section discusses certain investments that the Fund may make in greater detail than the Fund’s Prospectus.  Please see the Prospectus for a discussion of the principal policies and risks of investing in the Fund.  The Fund currently offers four classes of shares: A Shares, C Shares, Institutional Shares and Investor Shares.

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Recent events in the financial sector have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets could experience increased volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected, and it is uncertain whether or for how long these conditions could continue.  The U.S. Government has already taken a number of unprecedented actions to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and, in some cases, a lack of liquidity. Reduced liquidity in equity, credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible continued market turbulence may have an adverse effect on the Fund.

A.  Security Ratings Information

The Fund’s investments in convertible and other debt securities are subject to the credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  To limit credit risk, the Fund may only invest in: (1) convertible and other debt securities that are rated “Baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase; and (2) preferred stock rated “baa” or higher by Moody’s or “BBB” or higher by S&P at the time of purchase.  The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities.  A description of the range of ratings assigned to various types of bonds and other securities by several NRSROs is included in Appendix A to this SAI.  The Fund may use these ratings to determine whether to purchase, sell or hold a security.  Ratings are general and are not absolute standards of quality.  Securities with the same maturity, interest rate and rating may have different market prices.  The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund.  Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.   To the extent that the ratings given by an NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings.  Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value.  The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings.  An issuer’s current financial condition may be better or worse than a rating indicates.

B.  Equity Securities

1.  General

Common and Preferred Stock.  The Fund may invest in common and preferred stock.  Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends.  Dividends on common stock are not fixed but are declared at the discretion of the issuer.  Common stock generally represents the riskiest investment in a company.  In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is usually junior to the debt securities of the issuer.  Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Convertible Securities.  The Fund may invest in convertible securities.  Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future.  A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged. Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities.  Convertible securities have unique investment characteristics in that they generally:  (1) have higher yields than common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument.  If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants.  The Fund may invest in warrants.  Warrants are securities, typically issued with preferred stock or bonds that give the holder the right to purchase a given number of shares of common stock at a specified price and time.  The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance.  Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer.

Depositary Receipts.  The Fund may invest in depository receipts.  A depositary receipt is a receipt for shares of a foreign-based company that entitles the holder to distributions on the underlying security.  Depositary receipts include sponsored and unsponsored American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and other similar global instruments. The Fund may invest up to 20% of their assets in Depositary Receipts.  ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company, and are designed for use in U.S. securities markets.  EDRs (sometimes called Continental Depositary Receipts) are receipts issued by a European financial institution evidencing an arrangement similar to that of ADRs, and are designed for use in European securities markets.  The Fund invests in depositary receipts in order to obtain exposure to foreign securities markets.

2.  Risks

Common and Preferred Stock.  The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease.  Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions.  Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments.  The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measure of a company’s worth.  If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock.  Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile.  Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not.  The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants.  Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise.  If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts.  Unsponsored depositary receipts may be created without the participation of the foreign issuer.  Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt.  The bank or trust company depositary of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights.  Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

C.  Debt Securities

1.  General

The Fund may invest in debt securities including corporate debt obligations and U.S. Government Securities.

Corporate Debt Obligations.  Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments.  Companies use these instruments to borrow money from investors.  The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity.  Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months.  In addition, the Fund may invest in corporate debt securities registered and sold in the United States by foreign issuers (Yankee bonds) and those sold outside the United States by foreign or U.S. issuers (Eurobonds).  The Fund intends to restrict its purchases of these securities to issues denominated and payable in United States dollars.  The Fund may only invest in commercial paper that is rated in one of the two highest short-term rating categories by an NRSRO or, if unrated, is judged by the adviser to be of comparable quality.

Financial Institution Obligations.  Obligations of financial institutions include, among other things, negotiable certificates of deposit and bankers’ acceptances.  The Fund may invest in negotiable certificates of deposit and bankers’ acceptances issued by commercial banks doing business in the United States that have, at the time of investment, total assets in excess of one billion dollars and are insured by the Federal Deposit Insurance Corporation.  Certificates of deposit represent an institution’s obligation to repay funds deposited with it that earn a specified interest rate over a given period.  Bankers’ acceptances are negotiable obligations of a bank to pay a draft, which has been drawn by a customer, and are usually backed by goods in international trade.  Certificates of deposit which are payable at the stated maturity date and bear a fixed rate of interest, generally may be withdrawn on demand by the Fund but may be subject to early withdrawal penalties which could reduce the Fund’s performance.

U.S. Government Securities.  U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities.  U.S. Government Securities may be supported by the full faith and credit of the United States (such as mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (such as Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (such as Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (such as Federal Home Loan Mortgage Corporation securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the United States must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.  No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law.  Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Risks

General.  The market value of the interest-bearing fixed income securities held by the Fund will be affected by changes in interest rates.  There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates.  All fixed income securities, including U.S. Government Securities, can change in value when there is a change in interest rates.  Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities.  As a result, an investment in the Fund is subject to risk even if all fixed income securities in the Fund’s investment portfolio are paid in full at maturity.  In addition, certain fixed income securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on fixed income securities, including municipal securities, are dependent on a variety of factors, including the general conditions of the fixed income securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue.  Fixed income securities with longer maturities tend to produce higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of fixed income securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities.  The possibility exists therefore, that, as a result of bankruptcy, litigation or other conditions, the ability of an issuer to pay, when due, the principal of and interest on its debt securities may become impaired.

Credit Risk.  The Fund’s investments in fixed income securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds.  To limit credit risk, the Fund will generally buy debt securities that are rated by an NRSRO in the top four long-term rating categories or in the top two short-term rating categories.

The Fund may retain a security that ceases to be rated or whose rating has been lowered below the Fund’s lowest permissible rating category if the Adviser determines that retaining the security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fund may purchase unrated securities if the Adviser determines that the security is of comparable quality to a rated security that the Fund may purchase.  Unrated securities may not be as actively traded as rated securities.

D.  Options and Futures

1.   General

The Fund may seek to hedge against either a decline in the value of securities it owns or an increase in the price of securities which it plans to purchase by purchasing and writing (selling) covered options on securities in which it invests and on any securities index based in whole or in part on securities in which the Fund may invest.

2.   Options and Futures Strategies

Options on Securities.  A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price.  A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price.  The amount of a premium received or paid for an option is based upon certain factors, including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Indices.  An index assigns relative values to the securities in the index, and the index fluctuates with changes in the market values of the securities included in the index. Index options operate in the same way as the more traditional options on securities except that index options are settled exclusively in cash and do not involve delivery of securities. Thus, upon exercise of index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the index.

Options on Futures.  Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Futures Contracts and Index Futures Contracts.  A futures contract is a bilateral agreement where one party agrees to accept, and the other party agrees to make, delivery of cash, an underlying debt security, as called for in the contract, at a specified date and at an agreed upon price.  An index futures contract involves the delivery of an amount of cash equal to a specified dollar amount times the difference between the index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the securities comprising the index is made. Generally, these futures contracts are closed out prior to the expiration date of the contracts.

3.  Risks of Options and Futures Transactions

Options and Futures contracts are considered “derivatives” -- financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security or an index of securities).  There are certain investment risks associated with options and futures transactions.  These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlations between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the  Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund.  In addition, the futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices on related options during a single trading day.  The Fund may be forced, therefore, to liquidate or close out a futures contract position at a disadvantageous price.  There is no assurance that a counterparty in an over-the-counter option transaction will be able to perform its obligations.  The Fund may use various futures contracts that are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market in those contracts will develop or continue to exist.  The Fund’s activities in the futures and options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

Derivatives Risk. Derivatives are financial instruments that have a value which depends upon, or is derived from, the value of something else, such as one or more underlying securities, pools of securities, options, futures, indexes or currencies. Gains or losses involving derivative instruments may be substantial, because a relatively small price movement in the underlying securities, instrument, currency or index may result in a substantial gain or loss for the Fund.

Risks of Hedging Strategies.  The Fund may engage in hedging activities.  In connection with hedging strategies, the Adviser may cause the Fund to utilize a variety of financial instruments, including index futures contracts and options on futures contracts.  Hedging generally is used to mitigate the risk of particular price movements in one or more securities that the Fund owns or intends to acquire.  Hedging instruments on stock indices generally are used to hedge against price movements in broad equity market sectors in which the Fund has invested or expects to invest.  Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged.  However, hedging strategies can reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.  Further, hedging with an index that does not one hundred percent mirror a portfolio introduces the risk of losing money on the hedge as well as on the underlying position.  A hedging position taken at the wrong time could have an adverse impact on the Fund’s performance.  The Fund's ability to use hedging instruments may be limited by tax considerations.  The use of hedging instruments is subject to regulations of the SEC, the several options and futures exchanges upon which they are traded, the CFTC and various state regulatory authorities.

E.   Foreign Securities

The Fund may invest up to 20% of its total assets in foreign securities which may be denominated in foreign currencies.  Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.  All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of your assets.

Dividends and interest payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you.  Commission rates payable on foreign transactions are generally higher than in the United States.  Foreign accounting, auditing and financial reporting standards differ from those in the United States, and therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies.  Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund.  Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies, and the Fund is required to compute and distribute income in U.S. dollars.  Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution.  Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

Custody Risk

Custody risk refers to the risks in the process of clearing and settling trades and to the holding of securities by local banks, agents and depositories. Acquiring, holding, and transferring interests in securities by book-entry through any security intermediary is subject to the laws and contractual provisions governing the relationship with the intermediary, as well as the laws and contractual provisions governing the relationship between such intermediary and each other intermediary, if any, standing between themselves and the individual security.

Low trading volumes and volatile process in less developed markets make their trades harder to complete and settle. Local agents are held only to the standards of care of the local markets. Governments or trade groups may compel local agents to hold securities in designated depositories that are not subject to independent evaluation. The less developed a country’s securities market is, the greater the likelihood of custody problems.

F.   Illiquid and Restricted Securities

1.  General

The Fund may not acquire securities or invest in repurchase agreements if, as a result, more than 15% of the Fund’s net assets (taken at current value) would be invested in illiquid securities.

The term “illiquid securities” means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities.  Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) except as otherwise determined by the Adviser, securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”).

2.  Risks

Limitations on resale may have an adverse effect on the marketability of a security and the Fund may also have to register a restricted security in order to dispose of it, resulting in expense and delay.  The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions.  There can be no assurance that a liquid market will exist for any security at any particular time.  Any security, including securities determined by the Adviser to be liquid, can become illiquid.

3.  Determination of Liquidity

The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board.  The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board.  The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to:  (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer.

An institutional market has developed for certain restricted securities.  Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security.  If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

G.  Leverage Transactions

1.  General

The Fund may use leverage to increase potential returns.  Leverage involves special risks and may involve speculative investment techniques.  Leverage exists when cash made available to the Fund through an investment technique is used to make additional Fund investments. Borrowing for other than temporary or emergency purposes, lending portfolio securities and purchasing securities on a when-issued, delayed delivery or forward commitment basis are transactions involving leverage..  The Fund uses these investment techniques only when the Adviser believes that the leveraging and the returns available to the Fund from investing the cash will provide investors a potentially higher return.

Borrowing and Reverse Repurchase Agreements. The Fund may borrow money from a bank in amounts up to 33 1/3% of it’s total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio. The Fund may also enter into reverse repurchase agreements. Entering into reverse repurchase agreements and purchasing securities on a when-issued, delayed delivery or forward delivery basis are not subject to the limitation with respect to borrowing money. A reverse repurchase agreement is a transaction in which the Fund sells securities to a bank or securities dealer and simultaneously commits to repurchase the security from the bank or dealer at an agreed upon date and at a price reflecting a market rate of interest unrelated to the sold security. An investment of the Fund’s assets in reverse repurchase agreements will increase the volatility of the Fund’s NAV. The Fund will use the proceeds of reverse repurchase agreements to fund redemptions or to make investments.

Senior Securities Pursuant to Section 18(f)(1) of the 1940 Act, the Fund may not issue any class of senior security or sell any senior security of which it is the issuer, except that the Fund shall be permitted to borrow from any bank so long as immediately after such borrowings, there is an asset coverage of at least 300% and that in the event such asset coverage falls below this percentage, the Fund shall reduce the amount of its borrowings, within 3 days, to an extent that the asset coverage shall be at least 300%.

Securities Lending.  As a fundamental policy, the Fund may lend portfolio securities or participate in repurchase agreements in an amount up to 33 1/3% of its total assets to brokers, dealers and other financial institutions.  Repurchase agreements are transactions in which the Fund purchases a security and simultaneously agrees to resell that security to the seller at an agreed upon price on an agreed upon future date, normally, one to seven days later.  If the Fund enters into a repurchase agreement, it will retain possession of the purchased securities and any underlying collateral.  Securities loans and repurchase agreements must be continuously collateralized and the collateral must have market value at least equal to the value of the Fund’s loaned securities, plus accrued interest or, in the case of repurchase agreements, equal to the repurchase price of the securities, plus accrued interest.  In a portfolio securities lending transaction, the Fund receives from the borrower an amount equal to the interest paid or the dividends declared on the loaned securities during the term of the loan as well as the interest on the collateral securities, less any fees (such as finders or administrative fees) the Fund pays in arranging the loan.  The Fund may share the interest it receives on the collateral securities with the borrower.  The terms of the Fund’s loans permit the Fund to reacquire loaned securities on five business days’ notice or in time to vote on any important matter.  Loans are subject to termination at the option of the Fund or the borrower at any time, and the borrowed securities must be returned when the loan is terminated.

When-Issued Securities and Forward Commitments.  The Fund may purchase securities offered on a “when-issued” basis and may purchase or sell securities on a “forward commitment” basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within two months after the transaction, but delayed settlements beyond two months may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and, thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its NAV.  A purchase of securities on a “when-issued” or “forward commitment basis” will not be made if, as a result, more than 5% of the Fund’s total assets would be committed to such transactions.

2.  Risks

When-Issued Securities and Forward Commitments.  At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline.  The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund’s asset value per unit.  Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

Leverage creates the risk of magnified capital losses.  Losses incurred by the Fund may be magnified by borrowings and other liabilities that exceed the equity base of the Fund.  Leverage may involve the creation of a liability that requires the Fund to pay interest (for instance, reverse repurchase agreements) or the creation of a liability that does not entail any interest costs (for instance, forward commitment costs).

The risks of leverage include a higher volatility of the net asset value of the Fund’s securities and the relatively greater effect on the net asset value of the securities caused by favorable or adverse market movements or changes in the cost of cash obtained by leveraging and the yield from invested cash.  So long as the Fund is able to realize a net return on its investment portfolio that is higher than interest expense incurred, if any, leverage will result in higher current net investment income for the Fund than if the Fund were not leveraged. Changes in interest rates and related economic factors could cause the relationship between the cost of leveraging and the yield to change so that rates involved in the leveraging arrangement may substantially increase relative to the yield on the obligations in which the proceeds of the leveraging have been invested.  To the extent that the interest expense involved in leveraging approaches the net return on the Fund’s investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to investors, the Fund’s use of leverage would result in a lower rate of return than if the Fund were not leveraged.  In an extreme case, if the Fund’s current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

Segregated Accounts. In order to attempt to reduce the risks involved in various transactions involving leverage, the Custodian, to the extent required by applicable rules or guidelines, will designate on the Fund’s books, or maintain in a segregated account, cash and liquid assets. The segregated assets’ value, which will be marked to market daily, will be at least equal to the Fund’s commitments under these transactions.

H.  Money Market Instruments

The Fund may invest in high-quality money market instruments in order to enable it to do the following: (i) take advantage of buying opportunities; (ii) meet redemption requests or ongoing expenses; (iii) take defensive action as necessary: or (iv) for other temporary purposes. Money market instruments generally are short-term debt instruments that have at the time of purchase remaining maturities of less than 397 days. The money market instruments that may be used by the Fund include:

Bank and Savings and Loan Obligations: These include, among others, certificates of deposit, bankers' acceptances, and time deposits. Certificates of deposit generally are short-term, interest-bearing negotiable certificates issued by commercial banks or savings and loan associations against funds deposited in the issuing institution. Bankers' acceptances are time drafts drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction (e.g., to finance the import, export, transfer, or storage of goods). With bankers' acceptances, the borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Most bankers' acceptances have maturities of six months or less and are traded in secondary markets prior to maturity. Time deposits are generally short-term, interest-bearing negotiable obligations issued by commercial banks against funds deposited in the issuing institutions. In the case of domestic banks, the Fund will not invest in any security issued by a commercial bank or a savings and loan association unless the bank or savings and loan association is a member of the Federal Deposit Insurance Corporation (“FDIC”), or in the case of savings and loan associations, insured by the FDIC; provided, however, that such limitation will not prohibit investments in foreign branches of domestic banks which meet the foregoing requirements. The Fund will not invest in time deposits maturing in more than seven days.

Commercial Paper and Other Short-Term Corporate Debt Instruments: These include commercial paper (i.e., short-term, unsecured promissory notes issued by corporations to finance short-term credit needs). Commercial paper is usually sold on a discount basis and has a maturity at the time of issuance not exceeding 270 days. Also included are non-convertible corporate debt securities (e.g., bonds and debentures). Corporate debt securities with a remaining maturity of less than 397 days generally are liquid (and tend to become more liquid as their maturities lessen) and are traded as money market securities. The Fund may purchase corporate debt securities having no more than 397 days remaining to maturity at the date of settlement.

I.    Temporary Defensive Position

The Fund may assume a temporary defensive position and may invest without limit in money market instruments that are of prime quality. Prime quality money market instruments are those instruments that are rated in one of the two short-term highest rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. The Fund may also invest in prime quality money market instruments pending investment of cash balances.

J.   Investment Company Securities

1.  Open-End and Closed-End Investment Companies

General. The Fund may invest in other open-end and closed-end investment companies consistent with the Fund’s investment objectives and strategies. The Fund may also invest in money market mutual funds, pending investment of cash balances. The Fund will limit its investment in the securities of other open-end and closed-end investment companies to the extent permitted by the 1940 Act. With certain exceptions, such provisions generally permit the Fund to invest up to 5% of its assets in another investment company, up to 10% of its assets in investment companies generally and to hold up to 3% of the shares of another investment company. The Fund’s investment in other investment companies may include money market mutual funds, which are not subject to the percentage limitations set forth above.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in closed-end companies that invest primarily in the common stock of companies located outside the United States, see the risks related to foreign securities set forth in the section entitled “Investment Policies and Risks – Foreign Securities” above.

2.   Exchange-Traded Funds

 General.  The Fund may invest in ETFs, which are registered investment companies, or trusts that are bought and sold on a securities exchange.  The Fund may also invest in exchange traded notes (“ETN”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer.  Most ETFs and ETNs are designed to track a particular market segment or index.  ETFs and ETNs have expenses associated with their operation, typically including, with respect to ETFs, advisory fees.  When the Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.

Risks.  The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although lack of liquidity in an ETF or ETN could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

K.  Core and Gateway®

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure.  The Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies.  The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund’s shareholders.  The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders.

2. INVESTMENT LIMITATIONS

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund’s investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of that Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented.  A non-fundamental policy of the Fund may be changed by the Board without shareholder approval.

A.  Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval.  The Fund may not:

1.   Borrowing Money

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2.   Concentration

Invest 25% or more of the value of its total assets in any one industry, except that the Fund may invest 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements. For purposes of this restriction, the Fund will not consider “cash items” to include certificates of deposit or other bank obligations.

3.   Diversification

Make an investment unless 75% of the value of the Fund’s total assets is represented by cash, cash items, U.S. Government securities, securities of other investment companies and other securities. For purposes of this restriction, the purchase of “other securities” is limited so that no more than 5% of the value of the Fund’s total assets would be invested in any one issuer. As a matter of operating policy, the Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all the collateral underlying the repurchase agreements are U.S. Government securities and such repurchase agreements are fully collateralized;

4.   Underwriting Activities

Underwrite securities issued by other persons except, to the extent that in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter.

5.   Making Loans

Make loans to other parties.  For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6.   Purchases and Sales of Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business) operations and securities that are secured by interests in real estate.

7.   Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.   Issuance of Senior Securities

Issue any class of senior securities to any other class of securites except pursuant to Section 18 of the 1940 Act and any interpretations or no-action positions thereof.

B.  Non-Fundamental Limitations

The Fund has adopted the following investment limitations that may be changed by the Board without shareholder approval.

1. Securities of Investment Companies

The Fund may invest in the securities of other open-end investment companies to the extent permitted by the 1940 Act and the rules thereunder, including interpretations and no-action positions.  Currently, with certain exceptions, the 1940 Act limits investments in other investment companies if immediately thereafter the  Fund (i) owns no more than 3% of the total outstanding voting securities of any one investment company and (ii) invests no more than 5% of its total assets (taken at market value) in the securities of any one investment company or more than 10% of its total assets in the securities of all other investment companies in the aggregate.

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

2. Margin and Short Sales

The Fund may not purchase securities on margin or sell securities short, except that the Fund may make margin deposits in connection with permissible options and futures transactions subject to the Fund’s limitations on investments in commodities and options and spreads, may make short sales “against the box” (in a short sale “against the box,” the Fund sells short a security in which it maintains a long position at least equal in amount to the position sold short), and may obtain short-term credits as may be necessary for clearance of transactions.

3. Illiquid Securities

The Fund may not knowingly purchase or otherwise acquire any security or invest in a repurchase agreement maturing in more than seven days, if as a result, more than 15% of the net assets of the Fund would be invested in securities that are illiquid or not readily marketable, including repurchase agreements maturing in more than seven days and non-negotiable fixed time deposits with maturities over seven days.  The Fund may invest without limitation in “restricted securities” (securities which are subject to legal or contractual restrictions on resale) provided such securities are considered to be liquid.

3. MANAGEMENT

A.  Trustees and Officers of the Trust

The Board is responsible for oversight of the management of the Trust’s business affairs and of the exercise of all the Trust’s powers except those reserved for shareholders.  The following table provides information about each Board member and certain officers of the Trust.  John Y. Keffer is considered an interested trustee due to his affiliation with Atlantic.  Each Trustee and officer holds office until the person resigns, is removed, or is replaced.  Unless otherwise noted, the persons have held their principal occupations for more than five years.  The addresses for all Trustees and officers are c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, ME 04101, unless otherwise indicated.  Each Trustee oversees twenty-seven portfolios in the Trust.  Mr. Keffer is also an Interested Director of Wintergreen Fund, Inc.

Name and Birth Date	Position with the Trust	Term of Office and length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired; Partner, Wolf, Block, Schorr and Solis-Cohen LLP (law firm) 2002 – 2003; Partner, Thelen Reid & Priest LLP (law firm) from 1995 – 2002.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University (since 2006); Professor of Economics, University of California-Los Angeles 1992 - 2006.
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England).
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989
Chairman, Atlantic Fund Administration, LLC, since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company of which Atlantic is a subsidiary) since 1997; President, Citigroup Fund Services, LLC (Citigroup) 2003 – 2005.

1Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC.  Atlantic Fund Administration, LLC, is a subsidiary of Forum Trust, LLC.

Name and Birth Date	Position with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic, since 2008; Director, Consulting Services, Foreside Fund Services January 2007- September 2007; Elder Care, June 2005 - December 2006; Director, Fund Accounting, Citigroup December 2003 - May 2005.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008
Senior Manager, Atlantic (since 2008); Section Manager/Vice President, Enterprise Support Services, Citigroup (December 2003–July 2008); Senior Manager, Support and Fund Accounting, Forum Financial Group, (August 1994-December 2003).

David Faherty Born: 1970	Vice President	Since 2009
Senior Counsel, Atlantic (since 2009); Vice President, Citi Fund Services Ohio, Inc. (2007–2009); Associate Counsel, Investors Bank & Trust Company (2006–2007); FDIC (2005); IKON Office Solutions, Inc. (1998-2001).

Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic (since 2008); Vice President, Citigroup (2003-2008); Manager, Forum Financial Group (1993-2003).
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic (since 2008); Vice President, Citigroup (2003-2008); Manager, Forum Financial Group, (1995-2003).
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic (since 2008); Vice President, Citigroup (2005-2008); Manager, PNC, (1997-2005).
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic (since 2008); Regulatory Administration Specialist, Citigroup (2006-May 2008); Money Market/Short Term Trader, Wellington Management (1996-2002).

B.  Trustee Ownership in the Fund and Other Series of the Trust

Trustees	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2008	Aggregate Dollar Range of Ownership as of December 31, 2008 in all Funds Overseen by Trustee in the Trust
Interested Trustees
John Y. Keffer	None	None
Independent Trustees
Costas Azariadis	None	None
James C. Cheng	None	None
J. Michael Parish	None	Over $100,000

C.  Ownership of Securities of the Adviser and Related Companies

As of December 31, 2008, no Independent Trustee or any of his immediate family members owned, beneficially or of record, securities of any Trust investment adviser, sub-adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.  Information Concerning Trust Committees

1.   Audit Committee

The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust’s Independent Trustees.  Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust.  It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust.  In so doing, the Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls.  During the fiscal year ended December 31, 2008, the Audit Committee met seven times.

2.   Nominating Committee

The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Trust’s Independent Trustees.  Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Independent Trustees and committee members, and presenting these nominations to the Board.  The Nominating Committee will not consider any nominees for Independent Trustee recommended by security holders.  During the fiscal year ended December 31, 2008, the Nominating Committee did not meet.

3.  Valuation Committee

The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, Parish,  the Trust’s Principal Financial Officer, a representative of the Administrator and, if needed, a portfolio manager or senior representative of the investment adviser to the Trust series holding securities that require fair valuation. Pursuant to a charter adopted by the Board, the Valuation Committee reviews and provides advice regarding the Trust’s policies and procedures for determining NAV of the shares of the Trust’s series.  The Valuation Committee also produces fair value determinations for securities maintained in the portfolios of the Trust’s series consistent with valuation procedures approved by the Board.  During the fiscal year ended December 31, 2008, the Valuation Committee met eight times.

4.  Qualified Legal Compliance Committee

The Qualified Legal Compliance Committee (the “QLCC’), which meets when necessary, consists of Messrs.  Azariadis, Cheng and Parish, constituting all of the Trust’s Independent Trustees.  The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable Federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust.  During the fiscal year ended December 31, 2008, the QLCC Committee did not meet.

E.   Compensation of Trustees and Officers

Each Trustee is paid an annual retainer fee of $16,000 for service to the Trust ($20,000 for the Chairman).  In addition, each Trustee will be paid a fee of $1,500 for each regular Board meeting attended ($2,250 for the Chairman), $500  for each short special Board meeting attended ($750 for the Chairman) and $1,500 ($2,250 for the Chairman) for each major special Board meeting attended whether the regular or special Board meetings are attended in person or by electronic communication.  In addition, a $3,000 annual stipend will be paid to each Trustee that serves as Chairman of one or more Board Committees.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings. No officer of the Trust is compensated by the Trust but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the estimated fees to be paid annually to each Trustee by the Fund and the Trust.

Trustee	Estimated compensation from Lou Holland Growth Fund	Estimated Total Compensation from Trust
Costas Azariadis	$N/A	$XX
James C. Cheng	$N/A	$XX
J. Michael Parish	$N/A	$XX
John Y. Keffer	$N/A	$XX

F.   Investment Adviser

1.   Services of Adviser

Holland Capital Management LLC, One North Wacker Drive, Suite 700, Chicago, Illinois 60606, serves as Investment Adviser of the Fund pursuant to an investment advisory agreement  (the “Advisory Agreement”) that has been approved by the Board, including a majority of independent Trustees. Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund.

2.   Ownership of Adviser

The Investment Adviser is a Delaware limited liability company.  In a transaction expected to close November 30, 2009, the current employee-owners, along with other key employees of the firm will acquire Louis A. Holland’s 90% voting ownership interest in the firm. Mr. Holland, the founder of the Adviser, retired in February of 2008 and is no longer active in the operations of the firm.  Upon the closing of this transaction the Adviser will be 100% employee-owned.

3.   Information Regarding Portfolio Managers

Monica L. Walker and Carl R. Bhathena are co-portfolio managers of the Fund.

4.   Other Accounts Managed by Portfolio Managers

The following table lists the number and types of other accounts advised by Holland Capital Management LLC managers and assets under management in those accounts as of September 30, 2009:

Monica L. Walker	Number Of Accounts	Total Assets
registered investment companies:	1	$45,806.412
other pooled investment vehicles:	0	0
other accounts:	27 1*	$795,275,868 $407,717,720

Carl R. Bhathena**	Number Of Accounts	Total Assets
registered investment companies:	1	$45,806.412
other pooled investment vehicles:	0	0
other accounts:	27 1*	$795,275,868 $407,717,720
*This account earns performance-based fees.
**Mr. Bhathena was named Co-Portfolio Manager of the Fund on May 1, 2009.  On that date, he also was named Co-Portfolio Manager of other certain equity accounts of the Investment Adviser.

5.   Conflicts of Interest for Portfolio Managers

Portfolio managers at Holland Capital Management LLC manage portfolios for multiple clients.  These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions such as pension funds, insurance companies, or foundations), commingled trust accounts, and other types of funds.  They may have investment objectives, strategies and risk profiles that differ from those of the Fund.  Managers make investment decisions for each portfolio, including the Fund, based on the investment objectives, policies, practices and other relevant investment considerations applicable to that portfolio.

In managing other accounts, certain material conflicts of interest may arise.  Potential conflicts include, for example, conflicts between the investment strategy of the Fund and the investment strategy of other accounts managed by the Fund’s portfolio managers and conflicts in the allocation of investment opportunities between the Fund and such other accounts.  Potential material conflicts may also arise in connection with the portfolio managers’ management of the Fund’s investments, on the one hand, and the investments of the other accounts, on the other, or where the other accounts have higher or performance-based fee arrangements.

The Investment Adviser has a fiduciary responsibility to treat all clients fairly.  The Investment Adviser has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures that it believes address the conflicts associated with managing multiple accounts for multiple clients.  In addition, the Investment Adviser monitors a variety of areas, including compliance with the account’s guidelines, the allocation of securities, and compliance with its Code of Ethics.

6.   Information Concerning Compensation of Portfolio Managers

After the Adviser Transaction is consummated, Monica L. Walker and Carl R. Bhathena will have ownership interests in the Investment Adviser; the ultimate controlling person of the Adviser will be Monica Walker.  The compensation package for portfolio managers who are owners of the Investment Adviser is based on years of experience in the industry as well as competitive market factors and reflects a portfolio manager’s contribution to the Investment Adviser’s success as well as his or her contribution and participation as an owner of the Investment Adviser.

In addition to being a Co-Portfolio Manager of the Fund and other equity accounts of the Investment Adviser, Mr. Bhathena is also a Senior Equity Analyst of the Investment Adviser and his incentive compensation is more quantitatively derived and is based on both individual and team performance.  Mr. Bhathena’s compensation is structured in a manner that aligns his performance with client performance objectives and ensures rewards for major contributions to portfolio performance.

Because the portfolio managers are also owners of the Investment Adviser, a portion of the portfolio manager’s overall compensation may include annual cash bonuses dependent upon the overall performance of the Investment Adviser, as determined by the Investment Adviser’s Board and as measured by pre-tax portfolio results net-of-fees relative to their respective benchmarks for the past year, the increase in assets under management and increase in pre-tax income.  The benchmarks are the S&P 500 Index, the Russell 1000® Growth Index and the Russell Midcap® Growth Index for the Investment Adviser’s equity products (including the Fund, which uses the Russell 1000® Growth Index as a benchmark).  Portfolio managers who are also owners receive income based upon the overall financial performance of the Investment Adviser commensurate with their limited liability company interest.

7.   Portfolio Managers Ownership in the Fund

The dollar ranges of equity securities of the Fund beneficially owned by its portfolio managers are as follows as of September 30, 2009:

Portfolio Manager	Dollar Range of Equity Securities Beneficially Owned
Monica L. Walker	$100,001- $500,000
Carl R. Bhathena*	$0-$10,000

8.   Fees

Investment management fees are paid to the Investment Adviser monthly at the following annualized rates based on a percentage of the average daily net assets of the Fund:  0.85% of average daily net assets up to $500 million, 0.75% of average daily net assets up to the next $500 million, and 0.65% of average daily net assets in excess of $1 billion.

Based on a fee reduction and expense reimbursement agreement through December 31, 2012, the Adviser has contractually agreed to reduce Fund expenses to the extent that “Total Annual Fund Operating Expenses” (excluding, taxes, interest, portfolio transaction expenses and other extraordinary expenses) of Investor Shares exceed the annual rate of 1.35%.  Based on a fee reduction and expense reimbursement agreement through December 31, 2010, the Adviser has contractually agreed to reduce Fund expenses to the extent that “Total Annual Fund Operating Expenses” (excluding, taxes, interest, portfolio transaction expenses and other extraordinary expenses) of Institutional Shares, A Shares and C Shares exceed the annual rate of 1.20%, 1.50% and 2.25%, respectively.

The Fund had not commenced operations prior to the date of this SAI.

9.   Other Provisions of the Advisory Agreement

The Adviser is not affiliated with Atlantic or any company affiliated with Atlantic.  The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually.  Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the agreements or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust.  The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever except for willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the agreement.

G.  Distributor

1.  Distribution Services

The Distributor (also known as the principal underwriter) of the shares of the Fund is located at Three Canal Plaza, Portland, Maine 04101.  The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc. (the “FINRA”).

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund.  The Distributor continually distributes shares of the Fund on a best efforts basis.  The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust or the Fund.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial institutions (each a “Financial Institution,” collectively, the “Financial Institutions”) for distribution of shares of the Fund, (see, “Purchases through Financial Institutions”). With respect to certain Financial Institutions and related Fund “supermarket” platform arrangements, the Fund and/or the Fund’s Adviser, rather than the Distributor, typically enter/s into such agreements (see also, “Purchases through Financial Institutions”). These Financial Institutions may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These Financial Institutions may otherwise act as processing agents and are responsible for transmitting purchase, redemption and other requests to the Fund.

Pursuant to the Distribution Agreement, the Distributor receives, and may reallow to certain Financial Institutions, the sales charge paid by the purchasers of A Shares and C Shares.

The Fund had not commenced operations prior to the date of this SAI.

2.   Distribution Plan  (Investor Shares, A Shares and C Shares)

The Trust has adopted a Rule 12b-1 plan under which the Fund is authorized to pay to the Distributor or any other entity approved by the board (collectively, “payees”) as compensation for the distribution-related and/or shareholder services provided by such entities, an aggregate fee equal to 0.25% of the average daily net assets of Investor Shares of the Fund,  an aggregate fee equal to 0.25% of the average daily net assets of A Shares of the Fund and an aggregate fee equal to 1.00% of the average daily net assets of C Shares of the Fund.  The payees may pay any or all amounts received under the Rule 12b-1 plan to other persons for any distribution or service activity conducted on behalf of the Fund.  The plan is a core component of the ongoing distribution of Investor Shares, A Shares and C Shares.

The plan provides that payees may incur expenses for distribution and service activities including but are not limited to:  (1) any sales, marketing and other activities primarily intended to result in the sale of the Fund’s shares and (2) providing services to holders of shares related to their investment in the Fund, including without limitation providing assistance in connection with responding to the Fund’s shareholder inquiries regarding the Fund’s investment objective, policies and other operational features, and inquiries regarding shareholder accounts.  Expenses for such activities include compensation to employees, and expenses, including overhead and telephone and other communication expenses, of a Payee who engages in or supports the distribution of Fund shares, or who provides shareholder servicing such as responding to the Fund’s shareholder inquiries regarding the Fund’s operations; the incremental costs of printing (excluding typesetting) and distributing prospectuses, statements of additional information, annual reports and other periodic reports for use in connection with the offering or sale of the Fund’s shares to any prospective investors; and the costs of preparing, printing and distributing sales literature and advertising materials used by the Distributor, Adviser or others in connection with the offering of the Fund’s shares for sale to the public.

The plan requires the Payees to prepare and submit to the Board, at least quarterly, and the Board to review, written reports setting forth all amounts expended under the plan and identifying the activities for which those expenditures were made.  The plan obligates the Fund to compensate a payee for services and not to reimburse it for expenses incurred.

The plan provides that it will remain in effect for one year from the date of its adoption and thereafter shall continue in effect provided it is approved at least annually by the shareholders or by the Board, including a majority of the Independent Trustees.  The plan further provides that it may not be amended to materially increase the costs, which the Trust bears for distribution/shareholder servicing pursuant to the plan without approval by shareholders of all A Shares or C Shares and that other material amendments of the plan must be approved by the Independent Trustees. The plan may be terminated with the respect to the Fund’s A Shares or C Shares at any time by the Board, by a majority of the Independent Trustees or by shareholders of the Fund’s A Shares or C Shares.

The Fund had not commenced operations prior to the date of this SAI.

H.   Other Fund Service Providers

1.  Administrator, Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries  provide administration, fund accounting and transfer agency services to the Fund.  Atlantic is a subsidiary of Forum Trust, LLC.  John Y. Keffer, a Trustee, is the Chairman of Atlantic and is also the founder and a substantial owner of Forum Trust, LLC, the parent entity of Atlantic.

Pursuant to the Atlantic Services Agreement, (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.10% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $90,000. The Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month.

As administrator, Atlantic administers the Fund’s operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board. The administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Fund’s tax returns, the preparation of financial statements and related reports to the Fund’s shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Fund’s investment advisers in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, Atlantic provides fund accounting services to the Fund. These services include calculating the NAV of the Fund.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. After an initial three-year term, the Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator on 120 days’ written notice to the other party. The Services Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Atlantic Services Agreement. Under the Services Agreement, Atlantic and certain related parties (such as Atlantic’s officers and persons who control Atlantic) are indemnified by the Fund against any and all claims and expenses related to the Atlantic’s actions or omissions that are consistent with Atlantic’s contractual standard of care. Under the Services Agreement, in calculating the Fund’s NAV, Atlantic is deemed not to have committed an error if the NAV it calculates is within 0.1% of the actual NAV (after recalculation). The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund.

Atlantic serves as transfer agent and distribution paying agent for the Fund.  Atlantic is registered as a transfer agent with the Office of Comptroller of the Currency. The transfer agent and distribution paying agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Because the Fund did not commence operations prior to the date of the SAI, the Fund did not pay any fees to Atlantic for the past three fiscal years.

Atlantic provides a Principal Executive Officer (“PEO”), a Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), a Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Funds, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to a Compliance Services Agreement dated June 1, 2008 (the “Compliance Services Agreement”).

For making available the CCO, the AMLCO and the Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Funds equal to (i) $22,500 (allocated equally to all Trust series for which the Adviser provides management services) and $5,000 per Fund and (ii) an annual fee of 0.01% of a Fund’s average daily net assets, subject to an annual maximum of $20,000 per Fund.

The Compliance Services Agreement continues in effect until terminated.  The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by Atlantic on 60 days’ written notice to the other party.  Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Atlantic Compliance Services Agreement, (1) Atlantic is not liable to the Fund or the Fund's shareholders for any act or omission, and (2) Atlantic and certain related parties ("Atlantic Indemnitees") are indemnified by the Fund against any and all claims and expenses related to an Atlantic Indemnitee's actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic's duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

2.  Custodian

Union Bank, N.A. is the Custodian for the Fund and safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments.  The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets.  The Custodian is located at 350 California Street, San Francisco, California 94104.

3.  Legal Counsel

K L Gates LLP, 1601 K Street, NW, Washington D.C. 20006, serves as legal counsel to the Trust.

4.  Independent Registered Public Accounting Firm

_________ {Address}, is the independent registered public accounting firm for the Fund and provides audit and tax services.  XX audits the annual financial statements of the Funds and provides the Funds with an audit opinion.  XX also reviews certain regulatory filings of the Funds.

4. PORTFOLIO TRANSACTIONS

A.   How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred stock) are generally effected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the-counter” markets, in a principal transaction directly from a market maker.  In transactions on stock exchanges, commissions are negotiated.  When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary in order to obtain best execution, the Adviser will utilize the services of others.

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions.  In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers).  These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities.  There usually are no brokerage commissions paid for these securities.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflects the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.  Commissions Paid

The Fund had not commenced operations prior to the date of this SAI.

C.   Choosing Broker-Dealers

The Fund may not always pay the lowest commission or spread available.  Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as price, the broker’s or dealer’s facilities, reliability and financial responsibility, and the ability of the broker to effect securities transactions, particularly with regard to such aspects as the complexity of the trade, timing, order size and execution of order and other research or services provided by the broker or dealer.

Consistent with applicable rules and the Adviser’s duties, the Adviser may consider payments that benefit the Fund made by brokers effecting transactions for the Fund.  These payments may be made to the Fund or to other persons on behalf of the Fund for services provided to the Fund for which those other persons would be obligated to pay.

The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Fund had not commenced operations prior to the date of this SAI.

D.   Obtaining Research from Brokers

The Adviser has full brokerage discretion.  The Adviser evaluates the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer.  The Sub-Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.  This research is designed to augment the Adviser’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems and formal databases.  Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser’s fees are not reduced by reason of the Adviser’s receipt of research services.  Since most of the Adviser’s brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser’s clients and the Fund’s investors.

E.   Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

F.   Transactions through Affiliates

The Adviser may effect transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust.

G.  Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates.  Investment decisions are the product of many factors, including basic suitability for the particular client involved.  Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time.  Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security.  In rare instances, the Adviser may effect trades between one client and another, if in the best interest of both parties.  In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each.  There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security.  In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

H.  Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors.  From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets.  An annual portfolio turnover rate of 100% would occur if all the securities in the Fund were replaced once in a period of one year.  Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.  Under normal circumstances, the Adviser is a long-term investor with holdings periods for stocks of one to five years, therefore on average, the annual portfolio turnover is expected to be less than 32%.

I.    Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parents of those brokers and dealers.  For this purpose, regular brokers and dealers are the 10 brokers or dealers that:  (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during the Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during the Fund’s last fiscal year.

Because the Fund did not commence operations prior to the date of the SAI, the Fund did not acquire any securities of its regular brokers and dealers (or the securities of the parent company) during the past fiscal year.

J.   Portfolio Holdings

Portfolio holdings of the Fund are disclosed to the public on a quarterly basis in forms required to be filed with the SEC. Portfolio holdings as of the end of the Fund’s annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual report (typically no later than 70 days after the end of each period).   Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund’s latest semi-annual report to shareholders or a copy of the Fund’s latest Form N-Q which contains the Fund’s portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund’s latest Form N-Q by accessing the SEC’s website at http://www.sec.gov.

In addition, the Fund’s Adviser makes publicly available, on a quarterly basis, information regarding the Fund’s top ten holdings (including name and percentage of the Fund’s assets invested in each such holding) and the percentage breakdown of the Fund's investments by country, sector and industry, as applicable. This holding information is made available through the Fund’s or the Adviser’s website and/or marketing communications (including printed advertisements and sales literature). This quarterly holdings information is released within 15 days after the quarter end.

The Fund’s nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund’s operations that the Fund have retained them to perform.   The Fund’s Adviser, who manages the Fund’s portfolios, has regular and continuous access to the Fund’s portfolio holdings. In addition, the Fund’s Adviser, Administrator, Custodian, Distributor and Fund Accountant as well as proxy voting services (currently RiskMetrics) mailing services (currently Broadridge) and financial printers (currently RR Donnelly) may have access to the Fund’s nonpublic portfolio holdings information on an ongoing basis.  The Fund’s Trustees and officers, and legal counsel to the Fund and to the Independent Trustees, may receive such information on an as needed basis. The Fund’s independent accountants receive such information at least semi-annually. Mailing services and financial printers receive nonpublic portfolio holdings information no sooner than 30 days following the end of a quarter. The Board may authorize additional disclosure of the Fund’s portfolio holdings.

From time to time, the Adviser also may disclose nonpublic information regarding the Fund’s portfolio holdings to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information.  Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Compliance Committee of the Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purposes for the disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders.  Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information.  Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient:  (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will implement or have in place procedures to monitor compliance by its employees with the term of the confidentiality agreement; and (3) upon request from the Adviser or the Fund, will return or promptly destroy the information.  The Compliance Committee shall report to the Board of Trustees at the next regularly scheduled Board meeting the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Compliance Committee’s reasons for determining to permit such disclosure.

No compensation is received by the Fund, or, to the Fund’s knowledge, paid to the Advisor or any other person in connection with the disclosure of the Fund’s portfolio holdings.  The codes of ethics of the Trust, the Adviser, The Fund’s officers, and the Distributor are intended to address potential conflicts of interest arising from the misuse of information concerning the Fund’s portfolio holdings.  The Fund’s service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other policies that address conflicts of interest arising from the misuse of this information.

The Fund’s portfolio holdings disclosure policy is subject to periodic review by the Board of Trustees. In order to help ensure that the Fund’s portfolio holdings disclosure policy is in the best interests of Fund shareholders as determined by the Board, the CCO will make an annual report to the Board on such disclosure. In addition, the Board will receive any interim reports that are required by the portfolio disclosure policy or that the CCO may deem appropriate.  Any conflict identified by the Fund resulting from the disclosure of nonpublic portfolio holdings information between the interests of shareholders and those of the Adviser, the Distributor or any affiliate of the Fund will be reported to the Board for appropriate action.

There is no assurance that the Fund’s portfolio holdings disclosure policy will protect the Fund against potential misuse of holdings information by individuals or firms in possession of that information.

5. PURCHASE AND REDEMPTION INFORMATION

A.  General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the Transfer Agent.

The Fund accepts orders for the purchase or redemption of shares on any weekday except days when the New York Stock Exchange is closed, but under unusual circumstances, may accept orders when the New York Stock Exchange is closed if deemed appropriate by the Trust’s officers.

Not all classes or funds of the Trust may be available for sale in the state in which you reside.  Please check with your investment professional to determine a class or fund’s availability.

B.  Additional Purchase Information

Shares of each Fund class are sold on a continuous basis by the Distributor. The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only.  In the Adviser’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of the Fund as payment for Fund shares.  The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

1.   IRAs

All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

2.   UGMAs/UTMAs

If the trustee’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the investor must provide a copy of the trust document.

3.   Purchases through Financial Institutions

The Fund or its Adviser may enter into agreements with Financial Institutions. You may purchase and redeem shares through Financial Institutions.  Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund.  Certain Financial Institutions may authorize their agents to receive purchase, redemption, or other requests on behalf of the Fund.  Your order will be priced at the Fund’s NAV next calculated after the Financial Institution receives your order so long as the Financial Institution transmits such order to the Fund consistent with the Fund’s prospectus or the Financial Institution’s contractual arrangements with the Fund.

Financial Institutions may charge their customers a fee for their services and are responsible for transmitting purchase, redemption and other requests to the Fund.  If you purchase shares through a Financial Institution, you will be subject to the institution’s procedures, which may include charges, limitations, investment minimums, cutoff times and restrictions in addition to, or different from, those applicable when you invest in the Fund directly.  The Fund is not responsible for the failure of any Financial Institution to carry out its obligations.  Investors purchasing shares of the Fund through a Financial Institution should read any materials and information provided by the Financial Institution to acquaint themselves with its procedures and any fees that the Financial Institution may charge.

The Adviser may enter into arrangements with Financial Institutions. The Adviser may, at its own expense, compensate the Financial Institutions in connection with the sale or expected sale of Fund shares and it may sponsor various educational activities held by the Financial Institutions to promote sales of the Fund.

Certain Financial Institutions may provide administrative services (such as sub-transfer agency, record-keeping or shareholder communications services) to investors purchasing shares of the Fund through retirement plans and other investment programs. A Financial Institution may perform program services itself or may arrange with a third party to perform program services. In addition to participant recordkeeping, reporting, or transaction processing, program services may include services rendered in connection with fund/investment selection and monitoring, employee enrollment and education, plan balance rollover or separation, or other similar services. The Adviser or the Fund (if approved by the Board) may pay fees to these Financial Institutions for their services.

The Adviser may also compensate a Financial Institution for providing certain marketing support services, including finders fees, third party marketing services, business planning assistance, advertising, educating personnel of the Financial Institution about the Fund and shareholder financial planning needs, providing placement on the Financial Institution’s list of offered funds, counseling on the preparation of sales material and presentations and arranging access to sales meetings, sales representatives and management representatives of the Financial Institutions. The above payments are made to Financial Institutions that are registered as holders of record or dealers of record for accounts in the Fund. These payments are generally based on one or more of the following factors: average net assets of the Fund shares attributable to that dealer, gross or net sales of Fund shares attributable to that dealer, reimbursement of ticket charges (including fees that a dealer firm charges its representatives for effecting transactions in fund shares and payments for processing transactions via National Securities Clearing Corporation ("NSCC"), or a negotiated lump sum payment for services rendered.

The Adviser may compensate dealers differently depending upon, among other factors, the level and/or type of marketing support provided by the dealer.  Eligibility requirements for such payments to Financial Institutions are determined by the Adviser.  Such payments will create an incentive for the Financial Institutions to recommend that investors purchase Fund shares.  Separately, the Adviser may enter into one or more arrangements with third-party marketing firms. If such is the case, compensation to such firms will be consistent to costs associated with wholesaling and/or marketing mutual funds. Such compensation will be in addition to any marketing support and/or program servicing payments. From time to time, the Adviser, at its expense, may provide additional compensation to Financial Institutions that sell or arrange for the sale of shares of the Fund to the extent not prohibited by laws or the rules of any self-regulatory agency, such as FINRA. Such compensation provided by the Adviser may include financial assistance to Financial Institutions that enable the Adviser to participate in and/or present at conferences or seminars, sales or training programs for invited registered representatives and other dealer employees, dealer entertainment, and other dealer sponsored events, and travel expenses, including lodging incurred by registered representatives and other employees in connection with prospecting, retention and due diligence trips.

C.   Additional Redemption Information

You may redeem shares of the Fund at the NAV per share minus any applicable sales charge or redemption fee.  Accordingly, the redemption price per share of the Fund may be lower than its NAV per share.  To calculate redemption fees, after first redeeming any shares associated with reinvested distributions, the Fund will use the first-in-first-out (FIFO) method to determine the holding period.  Under this method, the date of redemption will be compared with the earliest purchase date of shares held in the account.

If a Financial Institution that maintains an account with the transfer agent for the benefit of its customer accounts agrees in writing to assess and collect redemption fees for the Fund from applicable customer accounts, no redemption fees will be charged directly to the Financial Institution’s account by the Fund.  Certain Financial Institutions that collect a redemption fee on behalf of the Fund may not be able to assess a redemption fee under certain circumstances due to operational limitations (i.e., on Fund shares transferred to the Financial Institution and subsequently liquidated).  Customers purchasing shares through a Financial Institution should contact the Financial Institution or refer to the customer’s account agreement or plan document for information about how the redemption fee for transactions for the Financial Institution’s account or the customer’s account is treated and about the availability of exceptions to the imposition of the redemption fee.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund’s shares as provided in the Prospectus.

1.   Suspension of Right of Redemption

The right of redemption may not be suspended, except for any period during which: (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may by order permit for the protection of the shareholders of the Fund.

2.   Redemption-In-Kind

Redemption proceeds normally are paid in cash.  If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of a Fund’s total net assets, whichever is less, during any 90-day period.

D.  NAV Determination

In determining the NAV of a Fund class, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service.  If no sales price is reported, the mean of the last bid and ask price is used.  If no average price is available, the last bid price is used.  If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

E.   Distributions

A distribution of net investment income will be reinvested at the applicable Fund class’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid.  A distribution of net capital gain will be reinvested at the applicable Fund class’s NAV (unless you elect to receive distributions in cash) on the payment date for the distribution.  Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

6. TAXATION

The tax information set forth in the Prospectus and in this section relates solely to Federal income tax law and assumes that the Fund qualifies for treatment as a regulated investment company under that law (as discussed below).  Such information is only a summary of certain key Federal income tax considerations affecting the Fund and its shareholders.  No attempt has been made to present a complete explanation of the Federal tax treatment of the Fund or the tax implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advisors as to the Federal, state, local and foreign tax provisions applicable to them.

A.  Qualification for Treatment as a Regulated Investment Company

The Fund intends, for each taxable year, to qualify for treatment as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The taxable year-end of the Fund is December 31 (the same as the Fund’s fiscal year-end).

1.   Meaning of Qualification

As a regulated investment company, the Fund will not be subject to Federal income tax on the portion of its investment company taxable income (that is, interest, dividends, net short-term capital gain and other ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss) that it distributes to shareholders.  To continue to qualify for that treatment, the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income each taxable year (certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to that year for purposes of satisfying this requirement).

•
The Fund must derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies or other income (including gains from options, futures and forward contracts) derived from its business of investing in securities or those currencies and (2) net income from an interest in a qualified publicly traded partnership (“QPTP”).

•
The Fund must satisfy the following asset diversification test at the close of each quarter of a taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, Government securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, equity securities of a QPTP being considered voting securities for these purposes); and (2) no more than 25% of the value of the Fund’s total assets may be invested in (a) the securities of any one issuer (other than Government securities and securities of other regulated investment companies), (b) the securities (other than securities of other regulated investment companies) of two or more issuers that the Fund controls and that are engaged in the same, similar or related trades or businesses or (c) the securities of one or more QPTPs.

2.   Failure to Qualify

If for any taxable year the Fund does not qualify for treatment as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends (including distributions of net capital gain) it pays to its shareholders will be taxable to the shareholders as ordinary income (except, for individual shareholders, the part thereof that is “qualified dividend income” (as described below))to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify for treatment as a regulated investment company would thus have a negative impact on the Fund’s income and performance.  It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.  Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year.  These distributions are taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum Federal income tax rate of 15% (0% for individuals in lower tax brackets) if paid on or before December 31, 2010.  A distribution is treated as qualified dividend income by a shareholder to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met by the Fund and the shareholder.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

The Fund anticipates distributing substantially all of its net capital gain for each taxable year.  These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.  These distributions do not qualify for the dividends-received deduction or as qualified dividend income.

The Fund may have capital loss carryovers (unutilized net capital losses from prior taxable years).  These capital loss carryovers (which can be used for up to eight taxable years) may be used to offset any current capital gain (whether short- or long-term).  All capital loss carryovers and the taxable years in which they expired are listed in the Fund’s financial statements. Net capital losses may not be carried back.

Distribution by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Each distribution by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund.  If you receive a distribution in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

When you purchase shares, their NAV may reflect undistributed net investment income or recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund.  A distribution of these amounts is taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into income in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that  year if the distribution is paid by the Fund in January of the following year.

The Fund will send you information annually as to the Federal income tax consequences of distributions made (or deemed made) during the year.

C.  Certain Tax Rules Applicable to the Fund’s Transactions

For Federal income tax purposes, when put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short-term or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options).  When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration.  When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund.  When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and foreign currency contracts are considered “Section 1256 contracts” for Federal income tax purposes.  Section 1256 contracts held by the Fund at the end of each taxable year are “marked to market” and treated for Federal income tax purposes as though sold for fair market value on the last business day of the taxable year.  Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses. The Fund can elect to exclude its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any option, futures contract, forward contract or other position entered into or held by the Fund in conjunction with any other position held by the Fund may constitute a “straddle” for Federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that:  (1) any loss realized on disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions be deferred.  Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss.  Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss.  These gains or losses increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a "passive foreign investment company" (a "PFIC") for Federal income tax purposes and the Fund does not elect to treat the foreign corporation as a "qualified electing fund" within the meaning of the Code, the Fund may be subject to U.S.  Federal income taxation on a portion of any "excess distribution" it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by the Fund to its shareholders.  The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains.  Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to the Fund or to any shareholder.  A PFIC means any foreign corporation (with certain exceptions) if, for the taxable year involved, either (1) it derives at least 75% of its gross income from "passive income" (including interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce "passive income."  The Fund could elect to "mark-to market" stock in a PFIC.  Under such an election, the Fund would include in gross income (and treat as ordinary income) each taxable year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund's adjusted basis in the PFIC stock.  The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by the Fund for prior taxable years.  The Fund's adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election.  Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income.  The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss.  The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.  If the Fund purchases shares in a PFIC and the Fund does elect to treat the foreign corporation as a "qualified electing fund" under the Code, the Fund will be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to the Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D.  Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to the sum of (1) 98% of its ordinary income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 (or December 31, if the Fund so elects) of the calendar year. The balance of the Fund’s income must be distributed during the next calendar year.  The Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, the Fund (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of taxable income for the current calendar year.  The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its ordinary income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax.  Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E.   Redemption of Shares

In general, you will recognize gain or loss on the redemption of shares of the Fund in an amount equal to the difference between the proceeds of the redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase Fund shares (for example, by reinvesting dividends) within 30 days before or after the redemption (a “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income.

F.   Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions and, in the case of a failure described in clause (1) below,  the proceeds of redemptions of shares (regardless of whether you realize a gain or a loss) otherwise payable to you if you:  (1) have failed to provide your correct taxpayer identification number; (2) are otherwise subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that you are not subject to backup withholding or that you are a corporation or other “exempt recipient.”  Backup withholding is not an additional tax; rather, any amounts so withheld may be credited against your Federal income tax liability or refunded.

G.  State and Local Taxes

The tax rules of the various states of the United States and their local jurisdictions with respect to an investment in the Fund can differ from the Federal income taxation rules described above.  These state and local rules are not discussed herein.  You are urged to consult your tax advisor as to the consequences of state and local tax rules with respect to an investment in the Fund.

H.  Foreign Income Tax

Investment income received by the Fund from sources within foreign countries  and gains it realizes on the disposition of foreign securities may be subject to foreign income taxes withheld at the source.  The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income and gains.  It is impossible to know the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries cannot be determined.  If more than 50% of the value of the Fund's total assets at the close of its taxable year consists of stocks or securities of foreign corporations, the Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by the Fund.  However, there can be no assurance that the Fund will be able to do so.  Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against Federal income tax..  You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by the Fund.

7. OTHER MATTERS

A.   The Trust and Its Shareholders

1.  General Information

Forum Funds was organized as a statutory trust under the laws of the State of Delaware on August 29, 1995. On January 5, 1996 the Trust succeeded to the assets and liabilities of Forum Funds, Inc.

The Trust is registered as an open-end, management investment company under the 1940 Act.  The Trust offers shares of beneficial interest in its series.  As of the date hereof, the Trust consisted of the following series:

Absolute Opportunities Fund (4)
Absolute Strategies Fund (1)
Adams Harkness Small Cap Growth Fund
Auxier Focus Fund(2)
Beck, Mack & Oliver Global Equity Fund
Brown Advisory Core International Fund (4)
Brown Advisory Flexible Value Fund (f/k/a Flag) Investors – Equity Opportunity Fund) (6)
Brown Advisory Growth Equity Fund (3)
Brown Advisory Intermediate Income Fund (3)
Brown Advisory Maryland Bond Fund (4)
Brown Advisory Opportunity Fund (3)
Brown Advisory Small-Cap Growth Fund (5)
Brown Advisory Small-Cap Value Fund (3)
Brown Advisory Small-Cap Fundamental Value Fund (3)

Brown Advisory Value Equity Fund (3)
DF Dent Premier Growth Fund
Fountainhead  Special Value Fund
Golden Large Cap Core Fund (7)
Golden Small Cap Core Fund (7)
Grisanti Brown Value Fund (7)
Merk Asian Currency Fund (9)
Merk Hard Currency Fund (9)
Merk Absolute Return Currency Fund (9)
Payson Total Return Fund
Polaris Global Value Fund
The BeeHive Fund
Waterville Large Cap Value Fund(7)

(1)	The Trust registered for sale shares of beneficial interest in Institutional, R and C classes of this series. Effective August 1, 2009, Class C shares were converted to R shares.
(2)	The Trust registered for sale shares of beneficial interest in Investor and A classes of this series.
(3)
The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series. Currently A shares of Brown Advisory Small-Cap Fundamental Value Fund are not publicly offered.

(4)	The Trust registered for sale shares of beneficial interest in an Institutional class of these series.
(5)
The Trust registered for sale shares of beneficial interest in Institutional and A classes of this series.  The Fund has ceased the public offering of D Shares.  This means that the class is closed to new investors, and current shareholders cannot purchase additional shares except through a pre-established reinvestment program.

(6)	The Trust registered for sale shares of beneficial interests in Institutional and A classes of these series.
(7)
The Trust registered for sale shares of beneficial interests in Institutional and Investor classes of these series. Grisanti Brown Value Fund renamed its Institutional class “I Shares Class.” Currently Investor Shares of the Grisanti Brown Value Fund, Golden Large Cap Core Fund and Golden Small Cap Core Fund are not offered for sale.

(8)	The Trust registered for sale shares of beneficial interests in Institutional, A and C classes of these series.
(9)	The Trust registered for sale shares of beneficial interests in an Investor class of these series.

The Trust has an unlimited number of authorized shares of beneficial interest.  The Board may, without shareholder approval, divide the authorized shares into an unlimited number of separate series and may divide series into classes of shares; the costs of doing so will be borne by the Trust.

The Trust and each series and classes thereof will continue indefinitely until terminated.

2.  Series and Classes of the Trust

Each series or class of the Trust may have a different expense ratio and its expenses will effect each class’ performance.  For more information on any other class of shares of a Fund, investors may contact the Transfer Agent.

3.  Shareholder Voting and Other Rights

Each share of each series of the Trust and each class of shares has equal dividend, distribution, liquidation and voting rights.  Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each series or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Each series or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the series or class and other matters for which separate series or class voting is appropriate under applicable law.  Generally, shares will be voted separately by individual series except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual series; and (2) when the Trustees determine that the matter affects more than one series and all affected series must vote.  The Trustees may also determine that a matter only affects certain series or classes of the Trust and thus only those such series or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by Federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and nonassessable.

A shareholder in a series is entitled to the shareholder’s pro rata share of all distributions arising from that series’ assets and, upon redeeming shares, will receive the portion of the series’ net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a series’) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or series) for any purpose related to the Trust (or series), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

4.   Termination or Reorganization of Trust or Its Series

The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation so long as the surviving entity is an open-end management investment company.  Under the Trust Instrument, the Trustees may also, with shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Trustees may, with shareholder consent, sell or convey the assets of series created on or before May 1, 1999 or reorganize those series into another investment company registered under the 1940 Act.  The sale or conveyance of assets of series created after May 1, 1999 or the reorganization of those series into another investment company registered under the 1940 Act may be effected by the Trustees without shareholder consent.

B.  Fund Ownership

As of November 13, 2009 the Trustees and officers of the Trust in the aggregate owned less than 1% of the outstanding shares of beneficial interest of the Fund.

Listed below are shareholders of record who own more than 25% of the Fund's voting securities  as November 13, 2009.

Name of Shareholder	Percentage of Fund Shares Owned
VALIC 2929 Allen Parkway, #A6-20 Houston, Texas 77019-2118	89%

C.  Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that Fund shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit. In the past, the Trust believes that the securities regulators of some states, however, have indicated that they and the courts in their states may decline to apply Delaware law on this point.  The Trust’s Trust Instrument (the document that governs the operation of the Trust) contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust.  The Trust’s Trust Instrument  provides for indemnification out of each series’ property of any shareholder or former shareholder held personally liable for the obligations of the series.  The Trust Instrument also provides that each series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon.  Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.  The Administrator believes that, in view of the above, there is no risk of personal liability to shareholders.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct whatsoever, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.   Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust and the Adviser are included in Appendix B and Appendix C.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30, are available (1) without charge, upon request, by contacting the Transfer Agent at 800-207-7108 and (2) on the SEC’s website at www.sec.gov.

E.   Code of Ethics

The Trust, the Advisor, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between a Fund and personnel of the Trust, the Adviser and the Distributor.  The codes permit such personnel to invest in securities, including securities that may be purchase or held by a Fund, subject to certain limitations.

F.   Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby.  The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete, and, in each instance, are qualified by, reference to the  copy of such contract or other documents filed as exhibits to the registration statement.

G.  Financial Statements

Because the Fund did not commence operations before the date of this SAI, it has no financial statements.

APPENDIX A

DESCRIPTION OF SECURITIES RATINGS

A.	Long-Term Ratings
1.
Moody’s Investors Service – Long-Term Corporate Obligation Ratings
Moody’s long-term obligation ratings are opinions of the relative credit risk of fixed-income obligations with an original maturity of one year or more. They address the possibility that a financial obligation will not be honored as promised. Such ratings use Moody’s Global Scale and reflect both the likelihood of default and any financial loss suffered in the event of default.

Aaa	Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.
Aa	Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.
A	Obligations rated A are considered upper-medium grade and are subject to low credit risk.
Baa	Obligations rated Baa are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.
Ba	Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.
B	Obligations rated B are considered speculative and are subject to high credit risk.
Caa	Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.
Ca	Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.
C	Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.
Note
Moody's appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

2.
Standard and Poor’s – Long-Term Issue Credit Ratings (including Preferred Stock)
Issue credit ratings are based, in varying degrees, on the following considerations:
• Likelihood of payment—capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation;
• Nature of and provisions of the obligation;
• Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.
Issue ratings are an assessment of default risk, but may incorporate an assessment of relative seniority or ultimate recovery in the event of default. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation may apply when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.)

A-1

AAA	An obligation rated 'AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.
AA	An obligation rated 'AA' differs from the highest-rated obligations only to a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.
A
An obligation rated 'A' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB
An obligation rated 'BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note
Obligations rated 'BB', 'B', 'CCC', 'CC', and 'C' are regarded as having significant speculative characteristics. 'BB' indicates the least degree of speculation and 'C' the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB
An obligation rated 'BB' is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B
An obligation rated 'B' is more vulnerable to nonpayment than obligations rated 'BB', but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC
An obligation rated 'CCC' is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC	An obligation rated 'CC' is currently highly vulnerable to nonpayment.
C
A 'C' rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the 'C' rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument's terms.

A-2

D
An obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note	Plus (+) or minus (-). The ratings from 'AA' to 'CCC' may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.
NR
This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor's does not rate a particular obligation as a matter of policy.

3.
Fitch – International Long-Term Credit Ratings
International Long-Term Credit Ratings (LTCR) may also be referred to as Long-Term Ratings. When assigned to most issuers, it is used as a benchmark measure of probability of default and is formally described as an Issuer Default Rating (IDR). The major exception is within Public Finance, where IDRs will not be assigned as market convention has always focused on timeliness and does not draw analytical distinctions between issuers and their underlying obligations. When applied to issues or securities, the LTCR may be higher or lower than the issuer rating (IDR) to reflect relative differences in recovery expectations.
The following rating scale applies to foreign currency and local currency ratings:

Investment Grade
AAA
Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA
Very high credit quality. 'AA' ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A
High credit quality. 'A' ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB
Good credit quality. 'BBB' ratings indicate that there are currently expectations of low credit risk. The capacity for payment of financial commitments is considered adequate but adverse changes in circumstances and economic conditions are more likely to impair this capacity.  This is the lowest investment grade category.

Speculative Grade
BB
Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

A-3

B
Highly speculative.  'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC	Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic conditions.
CC	Default of some kind appears probable.
C	Default is imminent.
RD	Indicates an entity that has failed to make due payments (within the applicable grace period) on some but not all material financial obligations, but continues to honor other classes of obligations.
D
Indicates an entity or sovereign that has defaulted on all of its financial obligations. Default generally is defined as one of the following:
• Failure of an obligor to make timely payment of principal and/or interest under the contractual terms of any financial obligation;

• The bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of business of an obligor;

• The distressed or other coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Default ratings are not assigned prospectively; within this context, non-payment on an instrument that contains a deferral feature or grace period will not be considered a default until after the expiration of the deferral or grace period.
Issuers will be rated 'D' upon a default. Defaulted and distressed obligations typically are rated along the continuum of 'C' to 'B' ratings categories, depending upon their recovery prospects and other relevant characteristics. Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to meet pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation may be rated in the 'B' or 'CCC-C' categories.
Default is determined by reference to the terms of the obligations' documentation. Fitch will assign default ratings where it has reasonably determined that payment has not been made on a material obligation in accordance with the requirements of the obligation's documentation, or where it believes that default ratings consistent with Fitch's published definition of default are the most appropriate ratings to assign.

A-4

Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

B.	Preferred Stock Ratings
1.	Moody’s Investors Service
aaa
An issue which is rated “aaa” is considered to be a top-quality preferred stock. This rating indicates good asset protection and the least risk of dividend impairment within the universe of preferred stocks.

aa
An issue which is rated “aa” is considered a high-grade preferred stock. This rating indicates that there is a reasonable assurance the earnings and asset protection will remain relatively well-maintained in the foreseeable future.

a
An issue which is rated “a” is considered to be an upper-medium grade preferred stock. While risks are judged to be somewhat greater than in the “aaa” and “aa” classification, earnings and asset protection are, nevertheless, expected to be maintained at adequate levels.

baa
An issue which is rated “baa” is considered to be a medium-grade preferred stock, neither highly protected nor poorly secured. Earnings and asset protection appear adequate at present but may be questionable over any great length of time.

ba
An issue which is rated “ba” is considered to have speculative elements and its future cannot be considered well assured. Earnings and asset protection may be very moderate and not well safeguarded during adverse periods. Uncertainty of position characterizes preferred stocks in this class.

b
An issue which is rated “b” generally lacks the characteristics of a desirable investment. Assurance of dividend payments and maintenance of other terms of the issue over any long period of time may be small.

caa	An issue which is rated “caa” is likely to be in arrears on dividend payments. This rating designation does not purport to indicate the future status of payments.
ca	An issue which is rated “ca” is speculative in a high degree and is likely to be in arrears on dividends with little likelihood of eventual payments.
c	This is the lowest rated class of preferred or preference stock. Issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
Note
Moody’s applies numerical modifiers 1, 2, and 3 in each rating classification; The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

A-5

C.	Short Term Ratings
1.	Moody’s Investors Service

Moody's short-term ratings are opinions of the ability of issuers to honor short-term financial obligations. Ratings may be assigned to issuers, short-term programs or to individual short-term debt instruments. Such obligations generally have an original maturity not exceeding thirteen months, unless explicitly noted.
Moody's employs the following designations to indicate the relative repayment ability of rated issuers:

P-1	Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2	Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.
P-3	Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.
NP	Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.
Note	Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.
2.	Standard and Poor’s
A-1
A short-term obligation rated 'A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2
A short-term obligation rated 'A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3
A short-term obligation rated 'A-3' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B
A short-term obligation rated 'B' is regarded as having significant speculative characteristics. Ratings of 'B-1', 'B-2', and 'B-3' may be assigned to indicate finer distinctions within the 'B' category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

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B-1
A short-term obligation rated 'B-1' is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2
A short-term obligation rated 'B-2' is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3
A short-term obligation rated 'B-3' is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C
A short-term obligation rated 'C' is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D
A short-term obligation rated 'D' is in payment default. The 'D' rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Note
Dual Ratings.  Standard & Poor's assigns "dual" ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, 'AAA/A-1+'). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, 'SP-1+/A-1+').

3.
Fitch
The following ratings scale applies to foreign currency and local currency ratings. A Short-term rating has a time horizon of less than 13 months for most obligations, or up to three years for US public finance, in line with industry standards, to reflect unique risk characteristics of bond, tax, and revenue anticipation notes that are commonly issued with terms up to three years. Short-term ratings thus place greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1	Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.
F2	Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.
F3	Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near term adverse changes could result in a reduction to non investment grade.
B	Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near term adverse changes in financial and economic conditions.
C	High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.
D	Indicates an entity or sovereign that has defaulted on all of its financial obligations.
Note
The modifiers "+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

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APPENDIX B

FORUM FUNDS

POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003

As Amended September 14, 2004

SECTION 1.  PURPOSE

Shareholders of the various series of Forum Funds (the “Trust”) expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a “Fund”).  The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust’s and its shareholders’ investments.

This document describes the Policies and Procedures for Voting Proxies (“Policies”) received from issuers whose voting securities are held by each Fund.

SECTION 2.  RESPONSIBILITIES

(A)           Advisor.  Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Fund, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an “Advisor”).  These Policies are to be implemented by each Advisor of each Fund for which it provides advisory services.  To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Advisor shall act on behalf of the applicable Fund to promote the Fund’s investment objectives, subject to the provisions of these Policies.

The Advisor shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Advisor with respect to voting proxies on behalf of the Funds, both as a result of the employee’s personal relationships and due to circumstances that may arise during the conduct of the Advisor’s business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Advisor.

The Advisor shall be responsible for coordinating the delivery of proxies by the Fund’s custodian to the Advisor or to an agent of the Advisor selected by the Advisor to vote proxies with respect to which the Advisor has such discretion (a “Proxy Voting Service”).

(B)           Proxy Manager.  The Trust will appoint a proxy manager (the “Proxy Manager”), who shall be an officer of the Trust.   The Proxy Manager shall oversee compliance by each Advisor and the Trust’s other service providers with these Policies.  The Proxy Manager will, from to time, periodically review the Policies and industry trends in comparable proxy voting policies and procedures.  The Proxy Manager may recommend to the Board, as appropriate, revisions to update these Policies.

SECTION 3.  SCOPE

These Policies summarize the Trust’s positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Advisor should vote the Fund’s shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise.  Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases.  For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)           General

(1)           Use of Advisor Proxy Voting Guidelines or Proxy Voting Service.  If (A) the Advisor has proprietary proxy voting guidelines that it uses for its clients or the Advisor uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Advisor intends to use such Advisor or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Advisor’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Advisor Guidelines”), then the Advisor may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Advisor Guidelines.

(2)            Independence.  The Advisor will obtain an annual certification from the Proxy Voting Service that it is independent from the Advisor.  The Advisor shall also ensure that the Proxy Voting Service does not have a conflict of interest with respect to any vote cast for the Advisor on behalf of the Fund.

(3)           Absence of Proxy Voting Service Guidelines. In the absence of Advisor Guidelines, the Advisor shall vote the Fund’s proxies consistent with Sections B and C below.

(B)           Routine Matters

As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight.  The position of the issuer’s management will not be supported in any situation where it is determined not to be in the best interests of the Fund’s shareholders.

(1)           Election of Directors.  Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors.  Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2)           Appointment of Auditors.  Management recommendations will generally be supported.

(3)      Changes in State of Incorporation or Capital Structure.  Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer.  Proposals to increase authorized common stock should be examined on a case-by-case basis.  If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund’s shareholders.

(C)           Non-Routine Matters

(1)           Corporate Restructurings, Mergers and Acquisitions.  These proposals should be examined on a case-by-case basis.

(2)           Proposals Affecting Shareholder Rights.  Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3)           Anti-takeover Issues.  Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4)           Executive Compensation.  Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5)           Social and Political Issues.  These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)           Conflicts of Interest

Each Advisor is responsible for maintaining procedures to identify conflicts of interest.  The Trust recognizes that under certain circumstances an Advisor may have a conflict of interest in voting proxies on behalf of a Fund advised by the Advisor.  A “conflict of interest” includes, for example, any circumstance when the Fund, the Advisor, the principal underwriter, or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If the Advisor determines that it, or a Proxy Voting Service, has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Advisor shall contact the Chairman of the Board.  In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940, as amended.  In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Advisor or independent third parties that evaluate proxy proposals.  The Advisor will vote the proposal according the determination and maintain records relating to this process.

(E)           Abstention

The Trust may abstain from voting proxies in certain circumstances.  The Advisor or the Proxy Manager may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund’s shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund’s investment in the issuer.

APPENDIX C

HOLLAND CAPITAL MANAGEMENT LLC
Proxy Voting Policies and Procedures
July 2009

Introduction

Holland Capital Management LLC (“Holland Capital”) has adopted and implemented policies and procedures that we believe are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with our fiduciary duties and SEC rule 206(4)-6 under the Investment Advisers Act of 1940.  Our authority to vote the proxies of our clients is established by our advisory contracts or comparable documents, and our proxy voting guidelines (“Guidelines”) have been tailored to reflect these specific contractual obligations.  In addition to SEC requirements governing advisers, our proxy voting policies reflect the long-standing fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2,29 C.F.R. 2509.94-2 (July 29, 1994).

Statement of Policy and Procedures

Holland Capital’s proxy voting procedures are designed and implemented to reasonably ensure that proxy matters are conducted in the best interest of the clients and material conflicts will be resolved in the best interest of the client.  These procedures are guidelines only and each vote is ultimately cast on a case-by-case basis, taking into consideration contractual obligations and all other relevant facts and circumstances at the time of the vote.  Notwithstanding these Policies and Procedures, if, at any time reasonably in advance of the time when a proxy must be exercised, a client requests Holland Capital to vote the proxies for shares beneficially owned by that client in a certain manner, Holland Capital will follow that instruction.  There may be circumstances under which Holland Capital declines to take responsibility for voting a client’s proxies and directs the custodian to mail proxy material directly to the clients.  If a stock is part of a securities lending program, Holland Capital may be limited or unable to vote the proxy.

Holland Capital is not required to engage in shareholder activism, but is obligated to be reasonably informed about the company and to have reviewed and be familiar with the issues raised in the proxy materials.

Basis for Formulation

Holland Capital subscribes to RiskMetrics Group’s ISS Governance Services, (“ISS Governance”), a proxy voting and advisory service that provides in-depth analyses of shareholder meeting agendas and vote recommendations.  In determining how to vote proxies Holland Capital considers the ISS Governance recommendations, among other matters.

Special Considerations

Accounts Subject to the Employee Retirement Income Securities Act of 1974 ("ERISA")

The Department of Labor's Interpretive Bulletin 94-2, 29 CFR 2509.94-2, discusses the voting of proxies appurtenant to shares of a corporation's stock that is held by or for an employee benefit plan that is subject to ERISA.  With respect to such plans for which Holland Capital serves as an investment manager, Holland Capital will act in a manner consistent with its responsibilities:  the duty of loyalty, prudence, compliance with the plan and the duty to avoid prohibited transactions. In particular, where the named fiduciary of the plan has reserved to itself (or to another fiduciary in accordance with the plan document) the right to direct the voting of some or all proxies, Holland Capital will deliver to such fiduciary all such proxy materials for exercise by that plan fiduciary. Where the named fiduciary has not reserved such voting right but has expressly conditioned Holland Capital's engagement as investment manager upon compliance with a statement of investment policy that includes policies on proxy voting, Holland Capital will vote the proxies for shares in the plan's accounts managed by Holland Capital in a manner consistent with such policies except to the extent Holland Capital determines that adherence to such policies would violate its fiduciary duties under ERISA.  Holland Capital’s decision to vote proxies for an ERISA client will take into account the effect that the plan’s vote, either by itself or together with other votes, is expected to have on the value of the plan’s investment and whether this expected effect would outweigh the cost of voting, particularly with regard to non-U.S. securities.

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Holland Capital will maintain accurate records of its voting of shares of stock held for such plans and will make such records or extracts thereof available to plan administrators and fiduciaries upon request.

The above policies regarding proxy voting for ERISA plans will take precedence over the following general proxy voting guidelines in the event of any conflict between them.

Mutual Funds

Holland Capital will vote the proxies of securities held by mutual funds to which it acts as an adviser or sub-advisor in accordance with the requirements of the Securities Act of 1933, the Securities Exchange Act of 1934 and the Investment Company Act of 1940.  The proxies of companies in the portfolio are subject to applicable investment restrictions of the fund and will be voted in accordance with any resolutions or other instructions approved by authorized persons of the fund.

Availability and Disclosure

Holland Capital provides clients with a copy of its policies and procedures upon request, with the provision that they may be updated from time to time.  Form ADV, Part II specifies how clients can obtain information from the adviser on how the client’s proxies were voted.  Holland Capital may make this information available periodically to a client upon request and in a manner appropriate to the nature of its advisory business.  Unless otherwise directed by a client, Holland Capital’s policy is not to disclose to third parties how it voted a client’s proxy.

Proxy Voting Committee

Holland Capital has established the Investment Policy Committee ("IPC") which consists of Holland Capital's equity investment analysts ("Analysts"), its portfolio managers and its Chief Investment Officer, who serves as the chair.  The IPC is responsible for implementing these Proxy Voting Policies and Procedures; the Chief Compliance Officer is responsible for overseeing their periodic review and revision.  The IPC intends to review these Proxy Voting Policies and Procedures no less frequently than annually.

General Procedures

Holland Capital’s Client Service department ("Client Service") is responsible for administering the proxy voting process. ISS Governance is responsible for coordinating with the clients’ custodians to ensure that all proxy materials received by the custodians relating to the clients’ portfolio securities are processed in a timely fashion.

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The firm’s IPC is responsible for reviewing proxy votes on securities held in advisory clients’ accounts.  The IPC makes all decisions regarding the purchase and sale of securities for clients’ portfolios.  Since equity accounts are generally managed using the same investment philosophy and process, most accounts hold the same securities.  Votes cast for the same security held in multiple advisory clients’ accounts will generally be voted the same unless there would be a conflict with the client’s goals, objectives, and/or directives.  This could result in a different vote cast for the same security held in multiple clients’ accounts.

Client Service works with ISS Governance to ensure that all meeting notices and proxy matters are communicated to the Analysts and Portfolio Managers for consideration pursuant to these Guidelines.  Analysts and Portfolio Managers are provided with copies of the proxy statements.

A primary factor used in determining whether to invest or continue an investment in a particular issuer's securities is the quality of that company's management.  Therefore, all other things being equal, the recommendations of management on any proxy matter will be given significant consideration of how to vote that proxy.

Although reliance is placed on the Guidelines in casting votes, each proxy issue is considered on a case-by-case basis. Instances may occur where a proxy vote will be inconsistent with the recommendations of Management and ISS Governance.  Additionally, the proxies and related proxy issues generally vary among companies, so votes may vary from company to company.  After detailed analysis, vote recommendations are communicated by the Analyst and/or Portfolio Manager to the IPC which reviews the final vote decision.  Generally proxies are voted consistent with the Guidelines, and Client Service is instructed to vote all proxies accordingly, unless the IPC indicates otherwise.  The IPC, and each Analyst and Portfolio Manager is responsible for monitoring proxy proposals for issuers in their respective research coverage areas and of notifying Client Service of circumstances where the interests of clients may warrant a vote contrary to the Guidelines.  In such instances, the Analyst and/or Portfolio Manager will submit a recommendation to the IPC which will review the recommendation to determine whether a conflict of interest exists.  If no conflict of interest exists, the IPC generally will vote consistent with the Guidelines.

Holland Capital will attempt to process every proxy vote it receives.  There may be instances where Holland Capital may not be given enough time to process a proxy vote.  For example, Holland Capital, through no fault of its own, may receive a meeting notice too late to act or may be unable to obtain a timely translation so it could vote the shares.  Client Service will reconcile proxies received against holdings on the record date over which the adviser has voting authority to ensure that all shares held on the record date and for which a voting obligation exists, are voted.

Holland Capital reserves the right to request a client to vote their shares themselves.  For example, such requests may be made in situations where the client has represented to Holland Capital that their position on a particular issue differs from Holland Capital’s position.

Conflicts of Interest

From time-to-time Holland Capital may have conflicts related to proxy voting.  As a matter of policy, Holland Capital’s portfolio managers, analysts and other Holland Capital officers and employees will not be influenced by outside sources whose interests conflict with the interests of clients.  Any such person who becomes aware of a material conflict between the interests of a client and the interests of Holland Capital relating to a particular proxy vote shall immediately disclose that conflict to the IPC.  The IPC is responsible for monitoring and resolving such conflicts, as discussed below.  Examples of potential conflicts of interest include:

Business Relationships.  A proxy voting proposal relating to a company or other persons with which Holland Capital has a material business relationship may cause a conflict if failure to vote in a manner favorable to such company or other persons could harm Holland Capital’s relationship with that company.  One example is where Holland Capital is or seeks to be appointed manager of a company's pension plan and would be looked to by the company and its officers to vote in favor of all of management's proposals and against those opposed by management.

Personal or Familial Relationships.  A proxy voting proposal relating to a company or situation where Holland Capital, or an officer or employee of Holland Capital, or an affiliate has a personal or familial relationship, e.g., spouse, close personal friend or family relative, with one or more present or prospective directors of that company, may cause a conflict of interest.

In the event the IPC, an Analyst, or Portfolio Manager identifies a material conflict of interest relating to a particular proxy proposal, the affected Analyst or Portfolio Manager will be required to recuse himself or herself from the proxy voting process, and the IPC will be responsible for reviewing the proposal and determining the vote.  In all instances, the Analyst or Portfolio Manager will be required to provide the IPC with a written recommendation as to how the proxy should be voted and the rationale for such recommendation.  In addition, the Analyst or portfolio manager will disclose to the IPC in writing any contact he or she has had with persons outside of Holland Capital regarding the proxy issue.  The IPC will review the Analyst’s or portfolio manager’s voting recommendation and all relevant facts and circumstances and determine how the proxy should be voted.  If the IPC believes the application of the Guidelines is not in the best interests of clients, the IPC may vote contrary to the Guidelines, and it will document its voting rationale.

Recordkeeping

As required by Rule 204-2c of the Advisers Act, Holland Capital retains records of votes cast on behalf of clients, records of client requests for proxy voting information and all documents prepared by Holland Capital regarding votes cast contrary to the Guidelines.  In addition, any document prepared by Holland Capital that is material to a proxy voting decision such as the Proxy Voting Policies and Procedures, Proxy Voting Guidelines, IPC materials and other internal research relating to voting decisions will be kept.  All proxy voting materials and supporting documentation are retained for a minimum of 5 years, the first 2 years at Holland Capital's office.

*           *           *

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EXHIBIT A

Holland Capital Proxy Voting Guidelines

The following is a summary of Holland Capital’s proxy voting guidelines that set forth what the IPC will follow as a general matter, particularly in the cases of conflicts of interests between those of Holland Capital and the client.  Holland Capital has engaged  ISS Governance, a proxy voting research service, to assist in the voting of proxies by making proxy voting recommendations to Holland Capital.  ISS Governance provides detailed guidance and models for many issues that are decided on a case-by-case basis.

General Philosophy

Routine Matters/Corporate Administrative Items.  After an initial review, the adviser will generally vote with management on routine matters related to the operation of the company and not expected to have a significant impact on the company and/or the shareholders.

Potential for Major Economic Impact.  The adviser reviews and analyzes on a case-by-case basis, non-routine proposals that are more likely to affect the structure and operation of the issuer and to have a greater impact on the value of the investment.

Corporate Governance.  The adviser reviews and considers corporate governance issues related to proxy matters and generally supports proposals that foster good corporate governance practices.

1.           Board of Directors

Director Nominees in Uncontested Elections

•
In uncontested board elections, Holland Capital will generally vote in favor of management's directors because Holland Capital believes that management is in the best possible position to evaluate the qualifications of directors and the needs and dynamics of a particular board.  Nonetheless, votes on director nominees will be made on a CASE-BY-CASE basis, examining the following factors: composition of the board and key board committees, attendance at board and committee meetings, long-term company performance and stock price.

Classification/Declassification of the Board

•	Vote AGAINST proposals to classify the board.

•	Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chairman (Separate Chairman/CEO)

•
Vote, on a CASE-BY-CASE basis, on shareholder proposals requiring that the positions of chairman and CEO be held separately.  Because some companies have governance structures in place that counterbalance a combined position, certain factors should be taken into account in determining whether the proposal warrants support.  These factors include the presence of a lead director, board and committee independence, governance guidelines, company performance, and annual review by outside directors of CEO pay.

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Majority of Independent Directors/Establishment of Committees

•	Vote FOR shareholder proposals asking that at least two-thirds of directors be independent.

•
Vote FOR shareholder proposals asking that board audit, compensation, governance and/or nominating committees be composed exclusively of independent directors if they currently do not meet that standard.

2.           Auditor Ratification

•
Generally support management’s choice of auditor proposed by an audit committee of independent directors except when the auditor’s independence or audit integrity has been compromised or unless any of the following apply:

•	An auditor has a financial interest in or association with the company, and is therefore not independent.

•
There is reason to believe that the auditor has rendered an opinion that is neither accurate nor indicative of the company’s financial position or there is some other concern regarding the performance of the auditor in carrying out its duties to shareholders or potential conflicts of interest.

3.           Shareholder Rights

Shareholder Ability to Act by Written Consent

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.

•	Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

•	Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Supermajority Vote Requirements

•	Vote AGAINST proposals to require a supermajority shareholder vote.

Cumulative Voting

•	Vote FOR proposals to restore or permit cumulative voting on a CASE-BY-CASE basis relative to the company’s other governance provisions.

4.           Proxy Contests

Voting for Director Nominees in Contested Elections

•
Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), and an evaluation of what each side is offering shareholders.

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5.           Poison Pills (Shareholder Rights Plans)

•
Although we typically recommend that shareholders vote against these plans to protect their financial interests and ensure that they have an opportunity to consider any offer for their shares, poison pills must be decided on a CASE-BY-CASE basis.

6.           Mergers and Corporate Restructurings

•	Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the fairness opinion, pricing, strategic rationale, and the negotiating process.

7.           Reincorporation Proposals

•
Proposals to change a company's state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, and a comparison of the jurisdictional laws.

8.           Capital Structure

Common Stock Authorization

•	Votes on proposals to increase the number of shares of common stock authorized for issuance are determined on a CASE-BY-CASE basis.

9.           Executive and Director Compensation

•	Votes with respect to compensation and equity-based compensation plans shall be determined on a CASE-BY-CASE basis.

Management Proposals Seeking Approval to Reprice Options

•	Votes on management proposals seeking approval to reprice options are evaluated on a CASE-BY-CASE basis.

Employee Stock Purchase Plans

•
Votes on employee stock purchase plans will be determined on a CASE-BY-CASE basis by reviewing whether or not the specific components of the plan are reasonable and whether the company’s use of equity in its compensation plans generally is reasonable when compared with peers and when compared with the performance of the business.

Shareholder Proposals on Compensation

•
Vote on a CASE-BY-CASE basis for all other shareholder proposals regarding executive and director pay, taking into account company performance, pay level versus peers, pay level versus industry, and long-term corporate outlook.

10.           Social and Environmental Issues

These issues cover a wide range of topics, including consumer and public safety, environment and energy, general corporate issues, labor standards and human rights, military business, and workplace diversity.

•
In general, the IPC will vote on a CASE-BY-CASE basis.  While a wide variety of factors goes into each analysis, the overall principal guiding all vote decisions focuses on how the proposal will enhance the economic value of the company.

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PART C
OTHER INFORMATION

Item 15.  Indemnification

See the Amended and Restated Trust Instrument (the “Trust Instrument”) of Forum Funds (the “Trust” or the “Registrant”), attached as Exhibit (a) to Post-Effective Amendment No. 249 to Registrant’s Registration Statement on Form N-1A (File Nos. 002-67052 and 811-03023) filed with the Securities and Exchange Commission on April 30, 2009 (the “Registration Statement”), and Amended and Restated By-Laws, attached as Exhibit (b) to the Registration Statement.

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

(a)           Subject to the exceptions and limitations contained in Subsection 10.02(b):

(i) every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof;

(ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b)           No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

(ii) in the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry);

provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c)           The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a Person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a Person.  Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other Persons may be entitled by contract or otherwise under law.

(d)           Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in Subsection 10.02(a) of this Section 10.02 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 10.02; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under Section 10.02.

With respect to indemnification of the adviser to the Lou Holland Growth Fund, it will be substantially similar to the indemnification found in other Investment Advisory Agreements between the Trust and advisers to its other series which provide the following:

(a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder.

(b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

(a)           The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon:

(i)   the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement;

(ii)   any material breach by the Trust of its representations and warranties under this Agreement; or

(iii)   any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished orally or in writing to the Trust in connection with the preparation of the Registration Statement, exhibits to the Registration Statement or the Prospectus by or on behalf of Forum (collectively, “Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b)           The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably.  The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim.  If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain.  If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains.  A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c)           The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

 (i)    any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

 (ii)    any act of, or omission by, Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d)           The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably.  The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim.  If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain.  If the Distributor does not assume the defense of any such suit, or if Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains.  A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e)           The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served.  Such notice shall refer to the person or persons against whom the action is brought.  The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f)           The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor.  The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g)           Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h)           Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Operating Agreement or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Operating Agreement and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i)           Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.

Item 16.  Exhibits.

(1)
Trust Instrument of Registrant as amended and restated on April 14, 2009. (Incorporated by reference to Exhibit (a) in post-effective amendment No. 249 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on April 30, 2009, accession number 0000315774-09-000007 (“PEA 249”)).

(2)	By-Laws of Registrant as amended on April 14, 2009. (Incorporated by reference to Exhibit (b) in PEA 249).

(3)	Voting Trust Agreements. – Not applicable.

(4)	Form of Agreement and Plan of Reorganization dated XXX, 2009. – Filed herewith as Appendix A to the Combined Proxy Statement and Prospectus.

(5)	Rights of security holders of the Registrant are defined in Articles II, VII, IX, X and XI of the Trust Instrument and Articles III, V and VI of the By-Laws.

(6)	Form of Investment Advisory Agreement between the Trust and Lou Holland Capital Management LLC. – Filed herewith.

(7)	(a)	Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009. (Incorporated by reference to Exhibit (e)(2) in PEA 249)

(b)	Amended Appendix A to Distribution Agreement. – Filed herewith.

(8)	Bonus, profit sharing or pension plans. – Not applicable

(9)
Custodian  Agreement between Registrant and Union Bank, N.A. (Incorporated by reference to Exhibit (g)(3) in post-effective amendment No. 256 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission via EDGAR on August 28, 2009, accession number 0000315774-09-000086 ).

(10)	(a)	Rule 12b-1 Distribution Plan of Registrant. (Incorporated by reference to Exhibit (m)(1) in PEA 249).

(b)	Amended Appendix A to Rule 12b-1 Distribution Plan of Registrant. – Filed herewith.

(c)
Amended and Restated Rule 18f-3 Plan of Registrant. (Incorporated by to Exhibit (n)(1) in post-effective amendment No. 253 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on July 29, 2009, accession number  0000315774-09-000063).

(d)	Amended Appendix A to Amended and Restated Rule 18f-3 Plan of Registrant. – Filed herewith.

(11)	Opinion of Counsel as to the Legality of Shares Being Registered. – Filed herewith.

(12)	Opinion of Counsel on Tax Matters. – To be filed by amendment

(13)	Other Material Contracts

(a)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007. (Incorporated by reference to Exhibit (h)(1) in post-effective amendment No. 220 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on October 31, 2007, accession number 0001193125-07-231202)

(b)
Amendment to Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 14, 2009. (Incorporated by reference to Exhibit (h)(2) in post-effective amendment No. 250 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on June 1, 2009, accession number 0000315774-09-000026).

(c)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC. (Incorporated by reference to Exhibit (h)(13) in post effective amendment No. 235 to the Registrants’ Registration Statement filed with the Securities and Exchange Commission on July 25, 2008, accession number 0001193125-08-158164).

(d)	Amended Appendix A to Compliance Services Agreement. – Filed herewith.

(14)	Consent of Independent Registered Public Accounting Firm. – Filed herewith.

(15)	Financial Statements Omitted Pursuant to Item 14(a)(1). – Not applicable.

(16)	Power of Attorney for Costas Azariadis, James C. Cheng, John Y. Keffer, and J. Michael Parish. – Filed herewith.

(17)		Other Exhibits
	(a)	Semi-Annual Report to Shareholders for the Lou Holland Growth Fund of The Lou Holland Trust – Filed herewith.
	(b)	Annual Report to Shareholders for the Lou Holland Growth Fund of The Lou Holland Trust– Filed herewith.
	(c)	Form of Proxy Card – Filed herewith.
	(d)	Prospectus for the Lou Holland Growth Fund of The Lou Holland Trust – Filed herewith.
	(e)	Statement of Additional Information for the Lou Holland Growth Fund of The Lou Holland Trust – Filed herewith.

Item 17.  Undertakings.

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for re-offerings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)           The undersigned Registrant undertakes to file an opinion of counsel supporting the tax matters and consequences to shareholders discussed in the prospectus/proxy statement in a post-effective amendment to this registration statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Portland and the State of Maine on the 13th day of November 2009.

FORUM FUNDS

By: /s/ Stacey E. Hong
Stacey E. Hong
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on the 13th day of November 2009 by the following persons in the capacities indicated.

Signature	Title

/s/ Stacey E. Hong Stacey E. Hong	President and Principal Executive Officer

_______________ John Y. Keffer*	Trustee

_______________ James C. Cheng*	Trustee

_______________ J. Michael Parish*	Trustee

_______________ Costas Azariadis*	Trustee

/s/ Karen Shaw Karen Shaw	Treasurer and Principal Financial Officer

*By: /s/ Lina Bhatnagar Lina Bhatnagar, Attorney-In Fact pursuant to Power of Attorney

EXHIBIT INDEX

Exhibit	Exhibit No.
Form of Investment Advisory Agreement	EX-99.6
Amended Appendix A to Distribution Agreement.	EX-99.7(b)
Amended Appendix A to Rule 12b-1 Distribution Plan of Registrant.	EX-99.10(b)
Amended Appendix A to Amended and Restated Rule 18f-3 Plan of Registrant.	EX-99.10(d)
Opinion of Counsel as to the Legality of Shares Being Registered.	EX-99.11
Amended Appendix A to Compliance Services Agreement	EX-99.13(d)
Consent of Independent Registered Public Accounting Firm	EX-99.14
Power of Attorney for Costas Azariadis, James C. Cheng, John Y. Keffer, and J. Michael Parish	EX-99.16
Semi-Annual Report to Shareholders for the Lou Holland Growth Fund of The Lou Holland Trust	EX-99.17(a)
Annual Report to Shareholders for the Lou Holland Growth Fund of The Lou Holland Trust	EX-99.17(b)
Form of Proxy Card	EX-99.17(c)
Prospectus for Lou Holland Growth Fund of The Lou Holland Trust	EX-99.17(d)
Statement of Additional Information for Lou Holland Growth Fund of the Lou Holland Trust	EX.99.17(e)